As filed with the Securities and Exchange Commission on January 28, 2016

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 151	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 154	☒

AMG FUNDS

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 1, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund, each a series of AMG Funds (the “Trust”). The Amendment does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

AMG Funds
Prospectus
February 1, 2016

AMG SouthernSun Small Cap Fund
Investor Class: SSSFX      Institutional Class: SSSIX
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P083-0216

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3-5	Summary of The Fund

6-10	Additional Information About the Fund
AMG SouthernSun Small Cap Fund
Summary of the Fund’s Principal Risks
 Other Important Information About the Fund and its Investment Strategies and Risks
Fund Management

11-18	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

19-20	Financial Highlights

21	How To Contact Us

AMG Funds	1

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Summary of The Fund

AMG SouthernSun Small Cap Fund
Investment Objective
The AMG SouthernSun Small Cap Fund's (the “Fund”) investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Investor Class	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, on shares held less than 60 days)	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fee	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.10%	0.10%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.21%	0.96%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$123	$384	$665	$1,466
Institutional Class	$ 98	$306	$531	$1,178
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 31% of the average value of its portfolio.
Principal Investment Strategies
SouthernSun Asset Management, LLC (“SouthernSun” or the “Subadvisor”) seeks to achieve the Fund’s investment objective by investing primarily in common stocks of smaller capitalization (“small cap”) U.S. companies that SouthernSun selects using a research-driven, value-oriented investment strategy. The Fund defines small cap securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2000® Index during the most recent 12-month period (based on month-end data). This capitalization range will change over time. As of December 31, 2015, the range of this index was $15 million to $6.4 billion. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in small cap securities.
The Fund’s portfolio typically invests in 20-40 companies SouthernSun believes are niche dominant, attractively valued with financial flexibility and uniquely fitted management teams. When selecting companies for investment, SouthernSun seeks opportunities that it believes have the following characteristics:
•	Financial Flexibility: SouthernSun seeks companies that have strong internally generated discretionary cash flow and organic revenue growth.
•	Management Adaptability: SouthernSun seeks management teams with measurable, transparent goals that are held accountable for performance. This applies to all levels of management from the CEO and CFO to less senior management.
•	Niche Dominance: SouthernSun seeks companies that it believes exhibit competitive advantages through superior products, process controls and technologies.
The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that SouthernSun believes have exceeded their intrinsic market value, become too large a position, experienced a change in fundamentals or are subject to other factors that SouthernSun believes may contribute to relative underperformance. The Fund generally seeks to hold positions in companies as they increase in market capitalization, potentially beyond the small capitalization range, as long as SouthernSun considers the company to remain an attractive investment with capital appreciation potential.

AMG Funds	3

Summary of The Fund

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Focused Investment Risk—a significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector currently, and may in the future, comprise a significant portion of the Fund's portfolio. The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund includes historical performance of the Fund for periods prior to March 31, 2014, which was the date the Fund was reorganized from SouthernSun Small Cap Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund”), to the Fund. The Predecessor Fund was managed by SouthernSun with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the index shown in the table. The information in the bar chart is for Investor Class shares of the Fund. Institutional Class shares would have similar annual returns as Investor Class shares because both classes are invested in the same portfolio of securities. However, because Institutional Class shares are subject to different expenses than Investor Class shares, Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s previous contractual expense limitation, if any. If AMG Funds LLC (the “Investment Manager”) or the Predecessor Fund’s investment manager had not agreed to limit expenses, returns would have been lower.
To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/15 (Investor Class)
Best Quarter: 31.94% (2nd Quarter 2009)
Worst Quarter: -25.97% (4th Quarter 2008)

4	AMG Funds

Summary of The Fund

Average Annual Total Returns as of 12/31/15
AMG SouthernSun Small Cap Fund	1 Year	5 Years	10 Years	Since Inception[1]
Investor Class Return Before Taxes
	-15.99%	7.47%	8.27%	-
Investor Class Return After Taxes on Distributions
	-18.23%	5.46%	7.10%	-
Investor Class Return After Taxes on Distributions and Sale of Fund Shares
	-7.18%	6.06%	6.85%	-
Institutional Class Return Before Taxes
	-15.74%	7.76%	-	14.26%
Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
	-4.41%	9.19%	6.80%	12.12%
[1]	Institutional Class and Index performance shown reflects the performance since the inception date of the Predecessor Fund’s Institutional Class on September 30, 2009.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadvisor
SouthernSun Asset Management, LLC
Portfolio Manager
Michael W. Cook, Sr.
Chief Executive Officer and Chief Investment Officer of
SouthernSun; Portfolio Manager of the Fund and the Predecessor Fund since its inception in 2003.
Buying and Selling Fund Shares
Subject to the investment minimums described below, and subject to certain exceptions, purchases of Fund shares are limited to shareholders of the Predecessor Fund as of May 17, 2013, participants in a qualified defined contribution retirement plan that offered the Predecessor Fund as an investment option as of May 17, 2013, and a broker/dealer wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of May 17, 2013 (such firms may purchase shares on behalf of existing clients).
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadvisor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

AMG Funds	5

Additional Information About the Fund

AMG SouthernSun Small Cap Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadvisor in managing the Fund, and also additional information about the Fund's expenses.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-capitalization companies. The Fund will provide its shareholders with at least 60 days’ prior written notice of any change in this policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic small-cap securities.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES
The Investment Manager has contractually agreed, through at least January 31, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit the total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to 1.50% and 1.25% for Investor Class and Institutional Class shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the AMG Funds’ Board of Trustees.
Portfolio Manager
Michael W. Cook, Sr.
Chief Executive Officer and
Chief Investment Officer
See “Fund Management” below for more information on the portfolio manager.

6	AMG Funds

Additional Information About the Fund

Summary of the Fund’s Principal Risks
This section presents more detailed information about the Fund’s risks as described in the summary section of the Fund’s Prospectus. The Fund could be subject to additional risks because the types of investments it makes and market conditions may change over time. The risks are described in alphabetical order and not in the order of importance or potential exposure.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.
FOCUSED INVESTMENT RISK
Because the Fund invests a significant portion of its assets in a relatively small number of securities, the Fund’s net asset value may be more volatile and the Fund may involve more risk than a fund that invests in a greater number of securities. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund may not be able to dispose of investments readily at favorable times or prices. For example, investments in non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector.
ManagEment RISK
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result. To the extent the Fund’s Subadvisor uses quantitative analyses or models, any imperfections, errors or limitations in such analyses or models could affect the Fund’s performance or the ability of the Subadvisor to implement its strategies. In particular, with respect to limitations in such analyses or models, the analyses and models may make simplifying assumptions that limit their effectiveness, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate or does not include the most recent information about a company or a security.
MARKET RISK
Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility.
NON-DIVERSIFIED FUND RISK
Because the Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund than a diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.
SECTOR RISK
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in the industrials sector currently, and may in the future, comprise a significant portion of the Fund's portfolio.  The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
small-capitalization stock RISK
The stocks of small-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small-capitalization companies may underperform other stock funds (such as medium- and large-company stock funds) when stocks of small-capitalization companies are out of favor.
VALUE STOCK RISK
Value stocks present the risk that a stock may decline in price or never reach what the Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor overestimates the company’s true business value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. Value stocks may

AMG Funds	7

Additional Information About the Fund

Summary of the Fund’s Principal Risks (CONTINUED)
underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.
Other Important Information About the Fund and its Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information, dated February 1, 2016, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVE
The Fund’s investment objective may be changed without shareholder approval and without prior notice.
TEMPORARY DEFENSIVE MEASURES
To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments, including shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements, as a temporary defensive measure. These temporary defensive measures may be inconsistent with the Fund’s investment objective and principal investment strategies. The Fund may not be able to achieve its stated investment objective while taking these defensive measures. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.
PORTFOLIO TURNOVER
As described in the the summary section of the Prospectus, the Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's SAI, which is available on the Fund's website at www.amgfunds.com.
FUND CLOsure
The Fund is currently closed to new investors, except as noted below. Current shareholders and investors in the categories described below may continue to purchase shares of the Fund. You may purchase additional Fund shares and reinvest dividends and capital gains in the Fund if you are:
•	A Predecessor Fund shareholder as of May 17, 2013;
•	A participant in a qualified defined contribution retirement plan that offered the Predecessor Fund as an investment option as of May 17, 2013; or
•	A broker/dealer wrap fee program or financial advisory firm charging asset-based fees with existing accounts as of May 17, 2013; such firms or programs may purchase shares on behalf of existing clients.
Except as otherwise noted, these restrictions apply to investments made directly with the Fund through its transfer agent, investments made indirectly through financial institutions and investments made indirectly through financial intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of the Fund before an investment is accepted. Fund management reserves the right to
(i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage the Fund and accept new shareholders through specified investment advisers or broker dealers from time to time, (ii) reject any investment or refuse any exception, including those detailed above, that it believes will adversely affect its ability to manage the Fund, and (iii) close and re-open the Fund to new or existing shareholders at any time.
Fund Management

The Fund is a series of AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as

8	AMG Funds

Additional Information About the Fund

Fund Management (CONTINUED)
investment manager and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Fund’s distributor. As AMG’s U.S. retail distribution arm, the Investment Manager’s larger business also includes Aston Asset Management, LLC (“Aston”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) that is a wholly owned subsidiary of the Investment Manager. Aston is the adviser, sponsor and administrator of the Aston Funds family of mutual funds.
Pursuant to an exemptive order issued by the SEC, the Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisors to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisors for the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
SouthernSun has day-to-day responsibility for managing the Fund’s portfolio. SouthernSun, located at 6070 Poplar Avenue, Suite 300, Memphis, Tennessee 38119, is an investment advisor that has been in business since 1989 and also serves as subadvisor to AMG SouthernSun U.S. Equity Fund, a series of the Trust. As of December 31, 2015, SouthernSun had assets under management of approximately $4.5 billion. AMG indirectly owns a majority interest in SouthernSun.
Michael W. Cook, Sr. is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund. He is supported by SouthernSun’s investment team. Led by Mr. Cook, Sr., the team consists of himself and six analysts, Philip W. Cook, Michael S. Cross, Peter Matthews, S. Elliot Cunningham, James P. Dorman, and Andrew E. Willson, each of whom is a generalist. The team provides all analysis and company-specific research for current and future portfolio holdings in the Fund. The entire team thoroughly examines each current and future portfolio holding, which must meet SouthernSun’s stringent investment criteria. While the team attempts to evaluate all company-specific issues brought forth by the analysts, all final investment and portfolio management decisions are approved by Mr. Cook, Chief Executive Officer and Chief Investment Officer of SouthernSun. Mr. Cook founded SouthernSun, formerly Cook Mayer Taylor, in 1989, has 26 years of experience as a research analyst and portfolio manager, and has been portfolio manager of the Fund since its inception and of the Predecessor Fund since its inception in 2003.
Members of the investment team:
Michael W. Cook, Sr.
Founder, Chief Executive Officer and Chief Investment Officer
Mr. Cook, Sr. is primarily responsible for the investment of SouthernSun’s domestic and global assets, which include the Fund. In his 26 years of experience as a research analyst and portfolio manager, Mr. Cook has developed a unique investment philosophy and process which serves as the core of the firm’s U.S. and Global Equity strategies. Throughout his career, he has been featured and quoted in The Wall Street Journal and Barron’s and has been a speaker on CNBC, Fox Business News, and Bloomberg TV. He is also a requested presenter on U.S. and Global Small and Mid Cap opportunities at regional U.S. and European investor conferences. Mr. Cook attended Covenant College and the OCCA Business Programme, Wycliffe Hall, University of Oxford, and is a member of the CFA Institute.
Phillip W. Cook
Senior Analyst, Principal
Mr. Cook joined SouthernSun in July 2006. He is responsible for coordination of research and communication within the investment team and is responsible for the research and analysis of existing portfolio companies as well as new ideas. Prior to joining SouthernSun, Mr. Cook served as the Analyst to the Chairman and CEO of Trivest Partners, a Miami-based private equity firm focused on middle-market LBOs. He received his B.S. in International Business, summa cum laude, from Auburn University and has passed Level II of the CFA exam. He also serves as Chairman of the Board for Su Casa Family Ministries.
Michael S. Cross
Senior Analyst, Principal
Mr. Cross joined SouthernSun in June 2008. He is responsible for company research and analysis of current and potential portfolio holdings. Prior to joining SouthernSun, Mr. Cross was an officer of Cummins, Inc. and responsible for leading one of Cummins’ business units. He has Global experience in Sales, Marketing, Finance, Accounting, Logistics, Operations and General Management. He was with Cummins, Inc. for over 24 years. Mr. Cross received his B.S. from Vanderbilt University and an M.B.A. from Vanderbilt’s Owen School with concentrations in Finance, Accounting and Management Information Systems. He has also passed the CPA exam. Mr. Cross serves on the Board of the Neighborhood Christian Center.
Peter Matthews, CPA, CFA
Senior Analyst, Principal
Mr. Matthews joined SouthernSun in December 2006. He is responsible for company research and analysis of current and potential portfolio holdings. Prior to joining SouthernSun, Mr. Matthews worked in operations for Southeastern Asset Management and the Longleaf Partners Funds from April 2005 to September 2006. Mr. Matthews served as staff accountant with Ernst & Young from September 2004 to March 2005. Mr. Matthews graduated from

AMG Funds	9

Additional Information About the Fund

Fund Management (CONTINUED)
Rhodes College in May 2000 with a major in Economics and subsequently received both his M.B.A. in August of 2003 and M.S. in Accounting in December of 2003 from the University of Memphis. He is a licensed CPA and a CFA charterholder.
S. Elliot Cunningham
Senior Analyst, Principal
Mr. Cunningham joined SouthernSun in 2008. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Cunningham served as an Analyst for RMK Funds at Morgan Asset Management. He received his B.S. in Business Administration, magna cum laude, from Auburn University and has passed Level I of the CFA exam.
James P. Dorman, CFA
Senior Analyst, Principal
Mr. Dorman joined SouthernSun in 2010. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Dorman was the Managing Director of Finance at Mercury Investment Management and was a financial advisor in the Corporate Reporting department at FedEx Corporation. He began his career at PricewaterhouseCoopers LLP, where he focused on financial audits for both public and private companies in the financial services sector. Mr. Dorman received his bachelor's degree in accounting from Auburn University and his M.B.A. from the University of Tennessee. He is a licensed CPA in the state of Tennessee and is a Chartered Financial Analyst (CFA) charterholder.
Andrew E. Willson
Senior Analyst, Principal
Mr. Willson joined SouthernSun in 2013. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Willson was an analyst and principal at an investment firm, Wellspring Management, LP. While at Wellspring, Mr. Willson directed research and investments in a broad array of industries and markets in the U.S. and abroad. Prior to joining Wellspring in 2004, he served as a fixed income analyst at Morgan Keegan covering the financial sector. Mr. Willson received a B.A. in History from Auburn University and an M.B.A from Vanderbilt’s Owen School with a concentration in Finance.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the Fund’s portfolio manager, Mr. Cook, Sr., and his compensation and ownership of Fund shares, is available in the Fund’s SAI.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays SouthernSun all of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services at an annual rate of 0.05% of the Fund’s average daily net assets.
In addition to the expense limitation for the Fund discussed under “Additional Information About the Fund’s Expenses” above, from time to time in the future SouthernSun may waive all or a portion of its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee.
A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement for the Fund between the Investment Manager and the Subadvisor is available in the Fund’s Annual Report to Shareholders for the fiscal year ended September 30.
The Trustees of the Trust oversee generally the operations of the Fund and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment manager, subadvisors, administrator, custodian, transfer agent, accountants and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

10	AMG Funds

Shareholder Guide

Your Account
Subject to the restrictions described above under “Fund Closure,” you may invest in the Fund by purchasing either Investor Class or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
The Investor Class shares are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, which will result in lower total returns than the Institutional Class shares. The net asset value (the “NAV”) per share of the two classes may differ. In all other material respects, the Investor Class shares and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described below.
Your purchase or redemption of Fund shares is based on each class’s share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Fund is equal to the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day’s offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.
FAIR VALUE POLICY
The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board of Trustees’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. The Board of Trustees has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.
The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value.
An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

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Shareholder Guide

Choosing a Share Class
Subject to the restrictions described above under “Fund Closure,” investors can choose among two share classes when investing in the Fund:
•	Investor Class
•	Institutional Class
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Investor Class Shares
Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’s NAV. Shareholders of Investor Class shares pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Institutional Class Shares
Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV. The Institutional Class shares do not pay distribution (12b-1) fees.
Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Fund may include receipt of distribution (12b-1) fees with respect to the Investor Class. For more information on 12b-1 fees, see “Distribution and Service (12b-1) Fees” below.
The Investment Manager, the Subadvisor and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of the Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by
SEC and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Investment Manager, the Subadvisor and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Fund over other investment options. Any such payments may be substantial; however, they will be made by the Investment Manager, the Subadvisor and/or the Distributor, as applicable, not by the Fund or its shareholders, and will not change the NAV or the price of the Fund’s shares.
You can find further details in the SAI about the payments made by the Investment Manager, the Subadvisor and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Investment Manager, the Subadvisor and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.
Distribution and Service (12b-1) Fees

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class that allows the Fund to pay fees for selling and distributing Investor Class shares and for providing service to shareholders in the Investor Class. The 12b-1 fees are paid to the Distributor to cover the Investor Class’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of the Investor Class on an ongoing basis, they increase the cost of your investment the longer you hold it, and will result in lower total returns and may end up costing you more than other types of sales charges.

12	AMG Funds

Shareholder Guide

Transaction Policies
OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
Subject to the restrictions described above under “Fund Closure,” you may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any day the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form (less any applicable fees). Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
REDEMPTION AND EXCHANGE FEES
The Fund will deduct a redemption fee (the “Redemption/Exchange Fee”) of 2.00% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares.
For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the Fund are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.
The Redemption/Exchange Fee is paid to the Fund and is intended to offset transaction and other expenses caused by short-term trading. The Fund reserves the right to waive the Redemption/Exchange Fee on shares when the Investment Manager believes such waiver is in the best interests of the Fund. Additionally, the Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) effected by the following transactions of Fund shares (if known by the Fund):
•	Redemptions of shares pursuant to certain automatic rebalancing programs;
•	Redemptions of shares purchased as part of wrap programs, model-based programs or similar programs through a Financial Intermediary;
•	Redemptions of shares that were purchased through an employer-sponsored retirement plan;
•	Shares purchased through the ManagersChoice® Program or similar asset allocation program as determined by the Investment Manager;
•	Shares purchased through reinvestment of dividend or capital gain distributions;
•	Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;
•	Under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis);
•	After the announcement or other initial public disclosure by the Fund of the liquidation of the Fund or of the merger or reorganization of the Fund into another fund;
•	Where the application of the Redemption/Exchange Fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder;
•	Transaction activity due to processing errors; and
•	Shares exchanged from one share class to another within the Fund.
Short-term trades not subject to a Redemption/Exchange Fee as a result of these exceptions may result in additional costs to the Fund that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a Financial Intermediary if the Financial Intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a Financial Intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The Fund reserves the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.
PROCESSING ORDERS
If you sell shares of the Fund, the Fund will send your check to the address we have on file for your account. A request to send a check to any other address or a third party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

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Shareholder Guide

How to Buy or Sell Shares
	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†…
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to AMG Funds to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
Fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class shares and $250,000 for Institutional Class shares
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com. Internet redemptions are available for redemptions of less than $50,000 for Investor Class shares and $250,000 for Institutional Class shares
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account
*	Please indicate which class of shares you are buying or selling when you place your order.
† Redemptions of $50,000 or more for Investor Class and $250,000 or more for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Investor Class shares and below $250,000 for Institutional Class shares.

14	AMG Funds

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks. Please see “Fund Closure” above regarding restrictions on purchasing shares of the Fund.
Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Institutional Class:
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the AMG Funds family, as well as their family members; current or retired officers, directors, and employees of AMG and affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of Investor Class or $250,000 or more worth of Institutional Class shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.
LIMITATIONS ON THE FUND
The Fund may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below $500 for Investor Class shares or $25,000 for Institutional Class shares due to redemptions you make, or (ii) is below $100, but, in each case, not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash. If the Fund makes a redemption-in-kind, the securities received as payment remain subject to market and other risks until they are sold and such sales may result in transaction costs, such as brokerage fees;
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below.) This determination is at the Investment Manager’s discretion, based on a case-by-case

AMG Funds	15

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Fund's portfolio, increase the Fund's expenses, and have a negative impact on the Fund's performance. There may be additional risks due to frequent trading activities. As described previously, the Fund has adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund's transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG Funds Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund's transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a Financial Intermediary that violate the Fund's frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the Financial Intermediary has received them.
Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through Financial Intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that Financial Intermediaries have implemented procedures designed to deter market timing, the Fund's ability to detect frequent trading activities by investors who hold shares through Financial Intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment
Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, you also may exchange your shares of the Fund through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.
•	Other than the Redemption/Exchange Fee described above, there is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.

16	AMG Funds

Shareholder Guide

Investor Services (CONTINUED)
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.amgfunds.com/home.html or contact the Fund at 800.548.4539, or consult your Financial Intermediary as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Fund normally declares and pays any income dividends and net realized capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election any time by giving the Fund written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Fund will mail correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Fund under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-advantaged retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.
The Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company generally is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and the Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any net capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.

AMG Funds	17

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of the Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

18	AMG Funds

Financial Highlights

The following Financial Highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years and are based on the financial information of the Fund and the Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal years ended September 30, 2013, September 30, 2012, and September 30, 2011, has been audited and reported on by the Predecessor Fund’s independent registered public accountants. The information for the fiscal years ended September 30, 2014, and September 30, 2015, has been audited and reported on by PricewaterhouseCoopers LLP, the Fund’s auditor, whose report is included in the Fund’s Annual Report which is available upon request.
AMG SouthernSun Small Cap Fund Investor Class	For the fiscal years ended September 30,
	2015	2014 [4]	2013 [5]	2012 [5]	2011 [5]
Net Asset Value, Beginning of Year	$28.23	$29.46	$21.64	$17.41	$15.94
Income from Investment Operations:
Net investment income (loss)[1,2]	0.01	(0.05) [6]	0.00 [7]	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments	(5.01)	2.56	8.70	5.50	1.56
Total income (loss) from investment operations	(5.00)	2.51	8.70	5.47	1.47
Distributions to Shareholders from:
Net investment income	—	—	(0.10)	—	—
Net realized gain on investments	(2.14)	(3.74)	(0.78)	(1.24)	—
Total distributions to shareholders	(2.14)	(3.74)	(0.88)	(1.24)	—
Net Asset Value, End of Year	$21.09	$28.23	$29.46	$21.64	$17.41
Total Return[2]	(18.94)%	8.53%	41.42%	32.12%	9.22%
Ratio of net expenses to average net assets (with offsets/reductions)	1.19%	1.20%	1.22%	1.25%	1.42% [8]
Ratio of expenses to average net assets (with offsets)	1.20%	1.20%	1.22%	1.25%	1.42%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.20%	1.20%	1.22%	1.25%	1.33%
Ratio of net investment income (loss) to average net assets[2]	0.04%	(0.16)%	0.01%	(0.15)%	(0.44)%
Portfolio turnover	31%	24%	22%	31%	38%
Net assets at end of year (000’s omitted)	$193,335	$378,849	$417,148	$214,667	$93,228

AMG Funds	19

Financial Highlights

AMG SouthernSun Small Cap Fund Institutional Class	For the fiscal years ended September 30,
	2015	2014 [4]	2013 [5]	2012 [5]	2011 [5]
Net Asset Value, Beginning of Year	$28.62	$29.76	$21.84	$17.52	$15.99
Income from Investment Operations:
Net investment income (loss)[1,2]	0.08	0.03 [6]	0.06	0.03	(0.02)
Net realized and unrealized gain (loss) on investments	(5.09)	2.58	8.80	5.53	1.55
Total income (loss) from investment operations	(5.01)	2.61	8.86	5.56	1.53
Distributions to Shareholders from:
Net investment income	(0.01)	(0.01)	(0.16)	—	—
Net realized gain on investments	(2.17)	(3.74)	(0.78)	(1.24)	—
Total distributions to shareholders	(2.18)	(3.75)	(0.94)	(1.24)	—
Net Asset Value, End of Year	$21.43	$28.62	$29.76	$21.84	$17.52
Total Return[2]	(18.73)%	8.80%	41.81%	32.45%	9.57%
Ratio of net expenses to average net assets (with offsets/reductions)	0.94%	0.95%	0.97%	1.01%	1.08%
Ratio of expenses to average net assets (with offsets)	0.95%	0.95%	0.97%	1.01%	1.08%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.95%	0.95%	0.97%	1.01%	1.08%
Ratio of net investment income (loss) to average net assets[2]	0.29%	0.09%	0.24%	0.14%	(0.12)%
Portfolio turnover	31%	24%	22%	31%	38%
Net assets at end of year (000’s omitted)	$281,778	$426,650	$357,624	$138,985	$43,417
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been reduced.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	At the start of business on March 31, 2014, SouthernSun Small Cap Fund was reorganized into a fund of the AMG Funds.
[5]	Audited by previous registered public accounting firm.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.07) and $0.00 for AMG SouthernSun Small Cap Fund’s Investor Class and Institutional Class shares, respectively.
[7]	Amount is less than $0.01 per share.
[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods.

20	AMG Funds

How To Contact Us

AMG SOUTHERNSUN SMALL CAP FUND
INVESTMENT MANAGER AND ADMINISTRATOR
AMG Funds LLC
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
203.299.3500 or 800.835.3879
SUBADVISOR
SouthernSun Asset Management, LLC
6070 Poplar Avenue, Suite 300
Memphis, Tennessee 38119
DISTRIBUTOR
AMG Distributors, Inc.
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt A. Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria L. Sassine
Thomas R. Schneeweis

AMG Funds	21

AMG Funds
Prospectus
February 1, 2016

Where to find additional information
The Fund's Statement of Additional Information (the “SAI”) contains additional information about the Fund and its investments. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
To request free copies of these materials or to make other inquiries, please contact the Fund:
•	By telephone: 800.835.3879
•	By mail: AMG Funds 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830
•	On the Internet: Electronic copies are available on our website at www.amgfunds.com
Information about the Fund, including the Fund's current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Fund's SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Fund are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2016 AMG Funds LLC
Investment Company Act Registration Number 811-09521
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P083-0216

AMG Funds
Prospectus
February 1, 2016

AMG SouthernSun U.S. Equity Fund
Investor Class: SSEFX      Class C: SSECX      Institutional Class: SSEIX
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P082-0216

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3-6	Summary of The Fund

7-11	Additional Information About the Fund
AMG SouthernSun U.S. Equity Fund
Summary of the Fund’s Principal Risks
 Other Important Information About the Fund and its Investment Strategies and Risks
Fund Management

12-20	Shareholder Guide
Your Account
Choosing a Share Class
Investing Through an Intermediary
Distribution and Service (12b-1) Fees
Transaction Policies
How to Buy or Sell Shares
Investor Services
Certain Federal Income Tax Information

21-22	Financial Highlights

25	How To Contact Us

AMG Funds	1

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Summary of The Fund

AMG SouthernSun U.S. Equity Fund
Investment Objective
The AMG SouthernSun U.S. Equity Fund's (the “Fund”) investment objective is to provide long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from your investment)
	Investor Class	Class C	Institutional Class
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, on shares held less than 60 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Class C	Institutional Class
Management Fee	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[1]	1.22%	1.97%	0.97%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
Expense Example
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Investor Class	$124	$387	$ 670	$1,477
Class C	$200	$618	$1,062	$2,295
Institutional Class	$ 99	$309	$ 536	$1,190
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund had a portfolio turnover rate of 22% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in equity securities (common stocks) of U.S. companies. SouthernSun Asset Management, LLC (“SouthernSun” or the “Subadvisor”) seeks to achieve the Fund’s investment objective by investing primarily in common stocks of small to middle capitalization U.S. companies that SouthernSun selects using a research-driven, value-oriented investment strategy. The Fund defines the investable universe of small to middle capitalization securities to include securities of issuers with a market capitalization at the time of purchase within the capitalization range of companies in the Russell 2500™ Index and/or the Russell Midcap® Index during the most recent 12 month period (based on month-end data). These capitalization ranges will change over time. As of December 31, 2015, the range was $15 million to $12.1 billion for the Russell 2500™ Index and $383 million to $30.4 billion for the Russell Midcap® Index.
The Fund’s portfolio typically invests in 20-40 companies SouthernSun believes are niche dominant, attractively valued with financial flexibility and uniquely fitted management teams. When selecting companies for investment, SouthernSun seeks opportunities that it believes have the following characteristics:
•	Financial Flexibility: SouthernSun seeks companies that have strong internally generated discretionary cash flow and organic revenue growth.
•	Management Adaptability: SouthernSun seeks management teams with measurable, transparent goals that are held accountable for performance. This applies to multiple levels of management from the CEO and CFO to less senior management.
•	Niche Dominance: SouthernSun seeks companies that it believes exhibit competitive advantages through superior products, process controls and technologies.
The Fund generally seeks to buy and hold stocks for the long-term, but will sell holdings that SouthernSun believes have exceeded their intrinsic market value, become too large a

AMG Funds	3

Summary of The Fund

position, experienced a change in fundamentals or are subject to other factors that SouthernSun believes may contribute to relative under performance. The Fund generally seeks to hold positions in companies as they increase in market capitalization, potentially beyond the small to mid capitalization range, as long as SouthernSun considers the company to remain an attractive investment with capital appreciation potential.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.
Principal Risks
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.
Focused Investment Risk—a significant portion of the Fund’s holdings may be focused in a relatively small number of securities, which may make the Fund more volatile and subject to greater risk than a more diversified fund.
Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.
Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.
Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.
Non-Diversified Fund Risk—the Fund is non-diversified and therefore a greater percentage of holdings may be concentrated in a small number of issuers or a single issuer, which can place the Fund at greater risk.
Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the industrials sector currently, and may in the future, comprise a significant portion of the Fund's portfolio.  The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
Small- and Mid-Capitalization Stock Risk—the stocks of small- and mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.
Value Stock Risk—value stocks may perform differently from the market as a whole and may be undervalued by the market for a long period of time.
Performance
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of two broad-based securities market indices. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future.
The performance information shown for the Fund includes historical performance of the Fund for periods prior to March 31, 2014, which was the date the Fund was reorganized from SouthernSun U.S. Equity Fund, a series of Northern Lights Fund Trust (the “Predecessor Fund”), to the Fund. The Predecessor Fund was managed by SouthernSun with the same investment objective and substantially similar investment strategies as those of the Fund.
The performance information shown assumes that all dividend and capital gain distributions have been reinvested for the Fund and, where applicable, for the indices shown in the table. The information in the bar chart is for Investor Class shares of the Fund. Class C and Institutional Class shares would have similar annual returns as Investor Class shares because all of the classes are invested in the same portfolio of securities. However, because Class C and Institutional Class shares are subject to different expenses than Investor Class shares, Class C and Institutional Class share performance varies. The performance information also reflects the impact of the Fund’s previous contractual expense limitation, if any. If AMG Funds LLC (the “Investment Manger”) or the Predecessor Fund’s investment manager had not agreed to limit expenses, returns would have been lower.
To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

4	AMG Funds

Summary of The Fund

Calendar Year Total Returns as of 12/31/15 (Investor Class)
Best Quarter: 13.97% (3rd Quarter 2013)
Worst Quarter: -13.39% (3rd Quarter 2015)
Average Annual Total Returns as of 12/31/15
AMG SouthernSun U.S. Equity Fund	1 Year	Since Inception[1]
Investor Class Return Before Taxes
	-10.82%	7.94%
Investor Class Return After Taxes on Distributions
	-11.74%	6.79%
Investor Class Return After Taxes on Distributions and Sale of Fund Shares
	-5.37%	6.15%
Class C Return Before Taxes
	-11.51%	7.17%
Institutional Class Return Before Taxes
	-10.60%	8.21%
Russell 2500™ Index (reflects no deduction for fees, expenses, or taxes)
	-2.90%	12.69%
Russell Midcap® Index (reflects no deduction for fees, expenses, or taxes)
	-2.44%	13.70%
[1]	Performance shown reflects the performance since the inception date of the Predecessor Fund on April 10, 2012.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Class C and Institutional Class shares will vary. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns before taxes and returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
Portfolio Management
Investment Manager
AMG Funds LLC
Subadvisor
SouthernSun Asset Management, LLC
Portfolio Manager
Michael W. Cook, Sr.
Chief Executive Officer and Chief Investment Officer of SouthernSun;
Portfolio Manager of the Fund and the Predecessor Fund since its inception in 2012.
Buying and Selling Fund Shares
Initial Investment Minimum
Investor Class
Regular Account: $2,000
Individual Retirement Account: $1,000
Class C
Regular Account: $2,000
Individual Retirement Account: $1,000
Institutional Class
Regular Account: $1,000,000
Individual Retirement Account: $50,000
Additional Investment Minimum
Investor Class and Class C (all accounts): $100
Institutional Class (all accounts): $1,000
TRANSACTION POLICIES
You may purchase or sell your shares of the Fund any day that the New York Stock Exchange is open for business, either through your registered investment professional or directly to the Fund. Shares may be purchased, sold or exchanged by mail at the address listed below, by phone at 800.548.4539, online at www.amgfunds.com, or by bank wire (if bank wire instructions are on file for your account).
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, RI 02940-9769
Tax Information
The Fund intends to make distributions that are taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-advantaged investment plan. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies, including the Investment Manager, AMG Distributors, Inc. (the “Distributor”) and the Subadvisor, may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your

AMG Funds	5

Summary of The Fund

salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	AMG Funds

Additional Information About the Fund

AMG SouthernSun U.S. Equity Fund
This Fund will invest primarily in the securities and instruments as described in the summary section of the Fund’s Prospectus. This section contains additional information about the Fund’s investment strategies and the investment techniques utilized by the Subadvisor in managing the Fund, and also additional information about the Fund's expenses.
ADDITIONAL INFORMATION ABOUT THE FUND'S PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (defined as net assets plus any borrowing for investment purposes) in equity securities (common stocks) of U.S. companies. The Fund will provide its shareholders with at least 60 days’ prior written notice of any change in this policy.
WHERE THIS FUND FITS AS PART OF YOUR ASSET ALLOCATION
In selecting a mutual fund, one should consider its overall fit within an asset allocation plan. This Fund may be appropriate as part of your overall investment allocation if you are:
•	Looking to gain exposure to domestic equity (primarily small- and mid-capitalization) securities.
•	Seeking long-term capital appreciation.
•	Willing to accept short-term volatility of returns.
ADDITIONAL INFORMATION ABOUT THE FUND'S EXPENSES
The Investment Manager has contractually agreed, through at least January 31, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit the total annual fund operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (the “Excepted Expenses”)) to 1.34%, 1.09% and 2.09% for Investor Class, Institutional Class and Class C shares, respectively, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s total annual fund operating expenses (exclusive of the Excepted Expenses) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated upon termination of the Fund’s investment advisory agreement with the Investment Manager or by mutual agreement between the Investment Manager and the AMG Funds’ Board of Trustees.
Portfolio Manager
Michael W. Cook, Sr.
Chief Executive Officer and
Chief Investment Officer
See “Fund Management” below for more information on the portfolio manager.

AMG Funds	7

Additional Information About the Fund

Summary of the Fund’s Principal Risks
This section presents more detailed information about the Fund’s risks as described in the summary section of the Fund’s Prospectus. The Fund could be subject to additional risks because the types of investments it makes and market conditions may change over time. The risks are described in alphabetical order and not in the order of importance or potential exposure.
All investments involve some type and level of risk. There is the risk that you will lose money on your investment. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.
FOCUSED INVESTMENT RISK
Because the Fund invests a significant portion of its assets in a relatively small number of securities, the Fund’s net asset value may be more volatile and the Fund may involve more risk than a fund that invests in a greater number of securities. Changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a great adverse impact on the Fund’s net asset value.
LIQUIDITY RISK
Liquidity risk is the risk that the Fund may not be able to dispose of investments readily at favorable times or prices. For example, investments in non-U.S. investments, restricted securities, securities having small market capitalizations, and securities having substantial market and/or credit and counterparty risk tend to involve greater liquidity risk. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities or instruments, may decline in value or be unable to achieve its desired level of exposure to a certain issuer or sector.
ManagEment RISK
The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that security selection or focus on securities in a particular style, market sector or group of companies will cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. The Fund’s Subadvisor will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result. To the extent the Fund’s Subadvisor uses quantitative analyses or models, any imperfections, errors or limitations in such analyses or models could affect the Fund’s performance or the ability of the Subadvisor to implement its strategies. In particular, with respect to limitations in such analyses or models, the analyses and models may make simplifying assumptions that limit their effectiveness, may appear to explain prior market data but fail to predict future market events, and may use data that is inaccurate or does not include the most recent information about a company or a security.
MARKET RISK
Market prices of investments held by the Fund may fall rapidly or unpredictably and will rise and fall due to changing economic, political, or market conditions or in response to events that affect particular industries or companies. The value of your investment could go up or down depending on market conditions. Equity investments generally have greater price volatility than fixed income investments, although under certain market conditions fixed income investments may have comparable or greater price volatility.
NON-DIVERSIFIED FUND RISK
Because the Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund than a diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.
SECTOR RISK
Issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events. As a result, the Fund’s performance could be more volatile than the performance of a fund that is more diversified across industry sectors. Stocks in the industrials sector currently, and may in the future, comprise a significant portion of the Fund's portfolio.  The industrial industries may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
SMALL- AND MID-CAPITALIZATIOn stock RISK
The stocks of small- and mid-capitalization companies may involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. A fund that invests in small- and mid-capitalization companies may underperform other stock funds (such as large-company stock funds) when stocks of small- and mid-capitalization companies are out of favor.
VALUE STOCK RISK
Value stocks present the risk that a stock may decline in price or never reach what the Subadvisor believes is its full market value, either because the market fails to recognize what the Subadvisor considers to be the company’s true business value or because the Subadvisor overestimates the company’s true business value. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have

8	AMG Funds

Additional Information About the Fund

Summary of the Fund’s Principal Risks (CONTINUED)
caused their securities to be out of favor. Value stocks may underperform growth stocks and stocks in other broad style categories (and the stock market as a whole) during given periods.
Other Important Information About the Fund and its Investment Strategies and Risks

In addition to the principal investment strategies described in this Prospectus, the Fund may also make other types of investments, and, therefore, may be subject to other risks. Some of these risks are described in the Fund’s Statement of Additional Information, dated February 1, 2016, as supplemented from time to time (the “SAI”).
INVESTMENT OBJECTIVE
The Fund’s investment objective may be changed without shareholder approval and without prior notice.
TEMPORARY DEFENSIVE MEASURES
To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments, including shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements, as a temporary defensive measure. These temporary defensive measures may be inconsistent with the Fund’s investment objective and principal investment strategies. The Fund may not be able to achieve its stated investment objective while taking these defensive measures. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.
PORTFOLIO TURNOVER
As described in the the summary section of the Prospectus, the Fund may sell any security when it believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. This may result in active and frequent trading of portfolio securities. A portfolio turnover rate greater than 100% would indicate that the Fund sold and replaced the entire value of its securities holdings during the previous one-year period. Higher portfolio turnover may adversely affect Fund performance by increasing Fund transaction costs and may increase your tax liability.
PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund's SAI, which is available on the Fund's website at www.amgfunds.com.
Fund Management

The Fund is a series of AMG Funds, a Massachusetts business trust (the “Trust”). The Trust is part of the AMG Funds Family of Funds, a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks, and policies.
The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Fund and is responsible for the Fund’s overall administration and operations.
The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Fund’s distributor. As AMG’s U.S. retail distribution arm, the Investment Manager’s larger business also includes Aston Asset Management, LLC (“Aston”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) that is a wholly owned subsidiary of the Investment
Manager. Aston is the adviser, sponsor and administrator of the Aston Funds family of mutual funds.
Pursuant to an exemptive order issued by the SEC, the Fund participates in a manager of managers structure whereby the Investment Manager serves as the investment manager of the Fund and selects and recommends to the Fund’s Board of Trustees investment subadvisors to manage the Fund’s investment portfolio. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions and oversight by the Fund’s Board of Trustees but without shareholder approval, to hire or change the contract terms of unaffiliated subadvisors of the Fund. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Shareholders of the Fund continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund.
SouthernSun has day-to-day responsibility for managing the Fund’s portfolio. SouthernSun, located at 6070 Poplar Avenue, Suite 300, Memphis, Tennessee 38119, is an investment advisor that has been

AMG Funds	9

Additional Information About the Fund

Fund Management (CONTINUED)
in business since 1989 and also serves as subadvisor to AMG SouthernSun Small Cap Fund, a series of the Trust. As of December 31, 2015, SouthernSun had assets under management of approximately $4.5 billion. AMG indirectly owns a majority interest in SouthernSun.
Michael W. Cook, Sr. is the portfolio manager of the Fund and is primarily responsible for the day-to-day management of the Fund. He is supported by SouthernSun’s investment team. Led by Mr. Cook, Sr., the team consists of himself and six analysts, Philip W. Cook, Michael S. Cross, Peter Matthews, S. Elliot Cunningham, James P. Dorman, and Andrew E. Willson, each of whom is a generalist. The team provides all analysis and company-specific research for current and future portfolio holdings in the Fund. The entire team thoroughly examines each current and future portfolio holding which must meet SouthernSun’s stringent investment criteria. While the team attempts to evaluate all company-specific issues brought forth by the analysts, all final investment and portfolio management decisions are approved by the portfolio manager. Mr. Cook, Sr. is Chief Executive Officer and Chief Investment Officer of SouthernSun. He founded SouthernSun, formerly Cook Mayer Taylor, in 1989, has 26 years of experience as a research analyst and portfolio manager, and has been portfolio manager of the Fund since its inception and of the Predecessor Fund since its inception in 2012.
Members of the investment team:
Michael W. Cook, Sr.
Founder, Chief Executive Officer and Chief Investment Officer
Mr. Cook, Sr. is primarily responsible for the investment of SouthernSun’s domestic and global assets, which include the Fund. In his 26 years of experience as a research analyst and portfolio manager, Mr. Cook has developed a unique investment philosophy and process which serves as the core of the firm’s U.S. and Global Equity strategies. Throughout his career, he has been featured and quoted in The Wall Street Journal and Barron’s and has been a speaker on CNBC, Fox Business News, and Bloomberg TV. He is also a requested presenter on U.S. and Global Small and Mid Cap opportunities at regional U.S. and European investor conferences. Mr. Cook attended Covenant College and the OCCA Business Programme, Wycliffe Hall, University of Oxford, and is a member of the CFA Institute.
Phillip W. Cook
Senior Analyst, Principal
Mr. Cook joined SouthernSun in July 2006. He is responsible for coordination of research and communication within the investment team and is responsible for the research and analysis of existing portfolio companies as well as new ideas. Prior to joining SouthernSun, Mr. Cook served as the Analyst to the Chairman and CEO of Trivest Partners, a Miami-based private equity firm focused on middle-market LBOs. He received his B.S. in International Business, summa cum laude, from Auburn University and has passed Level II of the CFA exam. He also serves as Chairman of the Board for Su Casa Family Ministries.
Michael S. Cross
Senior Analyst, Principal
Mr. Cross joined SouthernSun in June 2008. He is responsible for company research and analysis of current and potential portfolio holdings. Prior to joining SouthernSun, Mr. Cross was an officer of Cummins, Inc. and responsible for leading one of Cummins’ business units. He has Global experience in Sales, Marketing, Finance, Accounting, Logistics, Operations and General Management. He was with Cummins, Inc. for over 24 years. Mr. Cross received his B.S. from Vanderbilt University and an M.B.A. from Vanderbilt’s Owen School with concentrations in Finance, Accounting and Management Information Systems. He has also passed the CPA exam. Mr. Cross serves on the Board of the Neighborhood Christian Center.
Peter Matthews, CPA, CFA
Senior Analyst, Principal
Mr. Matthews joined SouthernSun in December 2006. He is responsible for company research and analysis of current and potential portfolio holdings. Prior to joining SouthernSun, Mr. Matthews worked in operations for Southeastern Asset Management and the Longleaf Partners Funds from April 2005 to September 2006. Mr. Matthews served as staff accountant with Ernst & Young from September 2004 to March 2005. Mr. Matthews graduated from Rhodes College in May 2000 with a major in Economics and subsequently received both his M.B.A. in August of 2003 and M.S. in Accounting in December of 2003 from the University of Memphis. He is a licensed CPA and a CFA charterholder.
S. Elliot Cunningham
Senior Analyst, Principal
Mr. Cunningham joined SouthernSun in 2008. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Cunningham served as an Analyst for RMK Funds at Morgan Asset Management. He received his B.S. in Business Administration, magna cum laude, from Auburn University and has passed Level I of the CFA exam.
James P. Dorman, CFA
Senior Analyst, Principal
Mr. Dorman joined SouthernSun in 2010. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Dorman was the Managing Director of Finance at Mercury Investment Management and was a financial advisor in the Corporate Reporting department at FedEx Corporation. He began his career at PricewaterhouseCoopers LLP, where he focused on financial audits for both public and private companies in the financial services sector. Mr. Dorman received his bachelor's degree in accounting from Auburn University and his M.B.A. from the University of Tennessee. He is a licensed CPA in the state of Tennessee and is a Chartered Financial Analyst (CFA) charterholder.

10	AMG Funds

Additional Information About the Fund

Fund Management (CONTINUED)
Andrew E. Willson
Senior Analyst, Principal
Mr. Willson joined SouthernSun in 2013. His responsibilities include the research and analysis of investment opportunities and monitoring of existing portfolio companies. Prior to joining SouthernSun, Mr. Willson was an analyst and principal at an investment firm, Wellspring Management, LP. While at Wellspring, Mr. Willson directed research and investments in a broad array of industries and markets in the U.S. and abroad. Prior to joining Wellspring in 2004, he served as a fixed income analyst at Morgan Keegan covering the financial sector. Mr. Willson received a B.A. in History from Auburn University and an M.B.A from Vanderbilt’s Owen School with a concentration in Finance.
ADDITIONAL INFORMATION
Additional information regarding other accounts managed by the Fund’s portfolio manager, Mr. Cook, Sr., and his compensation and ownership of Fund shares, is available in the Fund’s SAI.
The Fund is obligated by its Investment Management Agreement to pay an annual management fee to the Investment Manager of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays SouthernSun all of this fee for its services as Subadvisor. Under a separate Administration and Shareholder Servicing Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives compensation from the Fund for these services at an annual rate of 0.05% of the Fund’s average daily net assets.
In addition to the expense limitation for the Fund discussed under “Additional Information About the Fund’s Expenses” above, from time to time in the future SouthernSun may waive all or a portion of its subadvisory fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of its management fee.
A discussion regarding the basis for the Trust’s Board of Trustees approving the Investment Management Agreement with respect to the Fund between the Trust and the Investment Manager and the Subadvisory Agreement for the Fund between the Investment Manager and the Subadvisor is available in the Fund’s Annual Report to Shareholders for the fiscal year ended September 30.
The Trustees of the Trust oversee generally the operations of the Fund and the Trust. The Trust enters into contractual arrangements with various parties, including, among others, the Fund’s investment manager, subadvisors, administrator, custodian, transfer agent, accountants and distributor, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Fund that you should consider in determining whether to purchase shares of the Fund. None of this Prospectus, the SAI or any contract that is an exhibit to the Trust’s registration statement, is intended to, nor does it, give rise to an agreement or contract between the Trust or the Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

AMG Funds	11

Shareholder Guide

Your Account
You may invest in the Fund by purchasing either Investor Class, Class C, or Institutional Class shares. Each class of shares is subject to different types and levels of expenses and minimum initial investment amounts, as described below.
The Investor Class and Class C shares are subject to the expenses of a 12b-1 plan of distribution adopted by the Board of Trustees, which will result in lower total returns than the Institutional Class shares. The net asset value (the “NAV”) per share of the three classes may differ. In all other material respects, the Investor Class shares, Class C shares, and Institutional Class shares are the same, each share representing a proportionate interest in the Fund. The Fund and each class of shares is subject to a minimum initial investment amount, as described below.
Your purchase or redemption of Fund shares is based on each class's share price. The price at which you purchase and redeem your shares is based on the NAV per share next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the “NYSE”) is open for trading. The NAV per share of each class of shares of the Fund is equal to the class's net worth (assets minus liabilities) divided by the number of shares outstanding for that class. The NAV for each class is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York time. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also receive that day's offering price provided that the purchase orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Fund will also be redeemed at the NAV computed that day provided that the orders the processing organization transmits to the Fund were received by the processing organization in proper form before 4:00 p.m.
Current net asset values per share for the Fund are available on the Fund’s website at www.amgfunds.com.
FAIR VALUE POLICY
The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Trust. Under certain circumstances, a Fund investment will be priced based on an evaluation of its fair value, according to procedures established by and under the general supervision of the Board of Trustees. The Fund may use the fair value of a portfolio investment to calculate its NAV in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board of Trustees’ valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances.
Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. The Board of Trustees has adopted a policy that securities held in the Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.
The Fund may invest in securities that may be thinly traded. The Board of Trustees has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value.
An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

12	AMG Funds

Shareholder Guide

Choosing a Share Class
Investors can choose among three share classes when investing in the Fund:
•	Investor Class
•	Class C
•	Institutional Class
The classes differ in the way that they deal with Fund expenses. When choosing a share class, it is important to consider these three factors:
•	The amount you plan to invest;
•	Your investment objectives; and
•	The expenses and charges for the class.
We recommend that you discuss your investment goals and choices with your financial professional to determine which share class is right for you.
Class C Shares
Class C shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the class’s NAV. Shareholders of Class C shares pay distribution (12b-1)
fees of 1.00%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Investor Class Shares
Investor Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Investor Class’s NAV. Shareholders of Investor Class shares pay distribution (12b-1) fees of 0.25%. See “Distribution and Service (12b-1) Fees” below for more information on 12b-1 fees.
Institutional Class Shares
Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Institutional Class’s NAV. The Institutional Class shares do not pay distribution (12b-1) fees.
Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer (including through a fund supermarket platform), trust company or other financial intermediary (each of the above, a “Financial Intermediary”), rather than directly with the Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus. Many, if not all, of these Financial Intermediaries may receive various forms of compensation in connection with the sale of Fund shares and/or the servicing of shareholder accounts. Such compensation from the Fund may include receipt of distribution (12b-1) fees with respect to the Investor Class and Class C shares. For more information on 12b-1 fees, see “Distribution and Service (12b-1) Fees” below.
The Investment Manager, the Subadvisor and/or the Distributor may pay additional compensation (directly out of their own resources and not as an expense of the Fund) to certain affiliated or unaffiliated Financial Intermediaries in connection with the sale, including distribution, marketing and promotional services, or retention of Fund shares and/or shareholder servicing. To the extent permitted by
SEC and Financial Industry Regulatory Authority, Inc. rules and other applicable laws and regulations, the Investment Manager, the Subadvisor and the Distributor may make other payments or allow other promotional incentives to Financial Intermediaries. This compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the Fund over other investment options. Any such payments may be substantial; however, they will be made by the Investment Manager, the Subadvisor and/or the Distributor, as applicable, not by the Fund or its shareholders, and will not change the NAV or the price of the Fund’s shares.
You can find further details in the SAI about the payments made by the Investment Manager, the Subadvisor and/or the Distributor and the services provided by Financial Intermediaries. You can ask your Financial Intermediary for information about any payments it receives from the Investment Manager, the Subadvisor and/or the Distributor and any services it provides, as well as about fees and/or commissions it charges.
Distribution and Service (12b-1) Fees

The Fund has adopted a Distribution and Service Plan (12b-1 Plan) for the Investor Class and Class C that allows the Fund to pay fees for selling and distributing such shares and for providing service to shareholders of such shares. The 12b-1 fees are paid to the
Distributor to cover the Investor Class’s and Class C’s sales, marketing, and promotional expenses. Because 12b-1 fees are deducted from the net assets of such classes on an ongoing basis, they increase the cost of your investment the longer you hold it, and

AMG Funds	13

Shareholder Guide

Distribution and Service (12b-1) Fees (CONTINUED)
will result in lower total returns and may end up costing you more than other types of sales charges.
Transaction Policies

OPENING YOUR ACCOUNT
You can set up your account either through a registered financial professional or on your own, by submitting your completed application to the Fund with your initial investment. Your account application must be in “good order” before we can process it; that is, the application must contain all of the information and documentation requested. Failing to provide what we request may delay the purchase date or cause us to reject your application and return your investment monies.
BUYING AND SELLING Fund SHARES
You may buy shares of the Fund once you set up an account. You also may buy additional shares or sell your shares any day the NYSE is open for business. When you buy or sell Fund shares, the price is the NAV per share that is calculated after we receive your order in proper form (less any applicable fees). Each class’s NAV is calculated at the close of regular trading on the NYSE, usually 4:00 p.m. New York time.
REDEMPTION AND EXCHANGE FEES
The Fund will deduct a redemption fee (the “Redemption/Exchange Fee”) of 2.00% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares.
For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of the Fund are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first, and shares with the shortest holding period will be treated as being redeemed last.
The Redemption/Exchange Fee is paid to the Fund and is intended to offset transaction and other expenses caused by short-term trading. The Fund reserves the right to waive the Redemption/Exchange Fee on shares when the Investment Manager believes such waiver is in the best interests of the Fund. Additionally, the Redemption/Exchange Fee will not apply to redemptions (including redemptions by exchange) effected by the following transactions of Fund shares (if known by the Fund):
•	Redemptions of shares pursuant to certain automatic rebalancing programs;
•	Redemptions of shares purchased as part of wrap programs, model-based programs or similar programs through a Financial Intermediary;
•	Redemptions of shares that were purchased through an employer-sponsored retirement plan;
•	Shares purchased through the ManagersChoice® Program or similar asset allocation program as determined by the Investment Manager;
•	Shares purchased through reinvestment of dividend or capital gain distributions;
•	Redemptions requested following the death of a registered shareholder on an account or the settler of a living trust that is the registered shareholder of an account, for shares held in the account at the time of death;
•	Under hardship circumstances (as determined by the Investment Manager in its discretion, based on a case-by-case analysis);
•	After the announcement or other initial public disclosure by the Fund of the liquidation of the Fund or of the merger or reorganization of the Fund into another fund;
•	Where the application of the Redemption/Exchange Fee would cause the Fund, or an asset allocation program of which the Fund is a part, to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations thereunder;
•	Transaction activity due to processing errors; and
•	Shares exchanged from one share class to another within the Fund.
Short-term trades not subject to a Redemption/Exchange Fee as a result of these exceptions may result in additional costs to the Fund that would have been otherwise recouped, in whole or in part, if a Redemption/Exchange Fee were applied. The Redemption/Exchange Fee will only apply to redemptions of shares purchased through a Financial Intermediary if the Financial Intermediary has indicated that it will administer the Redemption/Exchange Fee. If you invest through a Financial Intermediary, contact your intermediary to determine whether the Redemption/Exchange Fee applies to you and any restrictions on your trading activity. The Fund reserves the right to modify the terms of, or terminate, the Redemption/Exchange Fee at any time upon 60 days’ advance notice to shareholders.
PROCESSING ORDERS
If you sell shares of the Fund, the Fund will send your check to the address we have on file for your account. A request to send a check to any other address or a third party requires a signature medallion guarantee. If the sale of your shares follows a purchase by check, the Fund may hold the proceeds of your sale for up to 15 calendar days

14	AMG Funds

Shareholder Guide

Transaction Policies (CONTINUED)
to ensure that the check has cleared. Automated Clearing House (“ACH”) transactions are also subject to a 15 calendar day holding period.

AMG Funds	15

Shareholder Guide

How to Buy or Sell Shares
	If you wish to open an account and buy shares*...	If you wish to add shares to your account*...	If you wish to sell shares*,†…
Through your registered investment professional:	Contact your investment advisor or other investment professional	Send any additional monies to your investment professional to the address on your account statement	Contact your investment advisor or other investment professional
On your own: By mail	Complete the account application, then mail the application and a check payable to AMG Funds to: AMG Funds c/o BNY Mellon Investment Servicing (US) Inc. PO Box 9769 Providence, RI 02940-9769	Send a letter of instruction and a check payable to AMG Funds to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
(Include your account number and
Fund name on your check)	Write a letter of instruction containing:
• Name of the Fund
• Dollar amount or number of
shares you wish to sell
• Your name
• Your account number
• Signatures of all account owners
Mail your letter to:
AMG Funds
c/o BNY Mellon Investment Servicing (US) Inc.
PO Box 9769
Providence, RI 02940-9769
By telephone	Not available	If your account has already been established, call the transfer agent at 800.548.4539	If you elected telephone redemption privileges on your account application, call us at 800.548.4539. Telephone redemptions are available only for redemptions of less than $50,000 for Investor Class and Class C shares and $250,000 for Institutional Class shares
Over the Internet	Not available	If your account has already been established and ACH banking instructions are on file, go to our website at www.amgfunds.com	Go to our website at www.amgfunds.com. Internet redemptions are available for redemptions of less than $50,000 for Investor Class and Class C shares and $250,000 for Institutional Class shares
By bank wire	Call us at 800.548.4539 for instructions	Call us at 800.548.4539 for instructions	Available if bank wire instructions are on file for your account
*	Please indicate which class of shares you are buying or selling when you place your order.
† Redemptions of $50,000 or more for Investor Class and Class C Shares and $250,000 or more for Institutional Class shares require a medallion signature guarantee. A medallion guarantee is a signature guarantee by a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. Telephone and Internet redemptions are available only for redemptions that are below $50,000 for Investor Class and Class C shares and below $250,000 for Institutional Class shares.

16	AMG Funds

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
INVESTMENT MINIMUMS
Your cash investments in the Fund must be in U.S. dollars. We do not accept third-party or “starter” checks.
Share Class	Initial Investment	Additional Investments
Investor Class:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Class C:
• Regular Accounts	$2,000	$100
• Individual Retirement Accounts	$1,000	$100
Institutional Class:
• Regular Accounts	$1,000,000	$1,000
• Individual Retirement Accounts	$50,000	$1,000

The minimum initial and additional investment amounts may be waived for investments by current or retired officers and Trustees of the Trust and other funds of the AMG Funds family, as well as their family members; current or retired officers, directors, and employees of AMG and affiliated companies of AMG; the immediate family members of any such officer, director, or employee (including parents, grandparents, spouses, children, grandchildren, siblings, fathers/mothers-in-law, sisters/brothers-in-law, daughters/sons-in-law, nieces, nephews, and domestic partners); and a trust or plan established primarily for the benefit of any of the foregoing persons. Additionally, the Fund or the Distributor may, in its discretion, waive the minimum initial or additional investment amounts at any time.

OTHER PURCHASE INFORMATION
Subject to the approval of the Trust and in accordance with the Trust’s policies and procedures, an investor may purchase shares of the Fund with securities that are eligible for purchase by the Fund (consistent with the Fund’s investment policies and restrictions) and that have a value that is readily ascertainable and determined in accordance with the Trust’s valuation policies. These transactions will be effected only if the Investment Manager or the Subadvisor intends to retain the security in the Fund as an investment. Assets purchased by the Fund in such transactions will be valued in generally the same manner as they would be valued for purposes of pricing the Fund’s shares, if such assets were included in the Fund’s assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.
SIGNATURE GUARANTEE
If you are selling $50,000 or more worth of Investor Class or Class C shares or $250,000 or more worth of Institutional Class shares, you will need to provide the Fund with a medallion guarantee, an imprint that verifies the authenticity of your signature. The medallion program offers shareholders added protection because it guarantees that the person who signs the transaction request is the actual shareholder or legally authorized representative.
We accept medallion imprints only from a guarantor institution such as a bank, broker-dealer, credit union, national securities exchange, or savings association that is a recognized participant of the Securities Transfer Agents Medallion Program (STAMP) 2000. When requesting a medallion signature guarantee from a guarantor institution, please be sure it is issued in an amount that covers your planned transaction. A notary public cannot provide a signature guarantee.
UNAUTHORIZED TRANSACTIONS
The Fund is not responsible for any losses due to unauthorized transactions as long as the Fund follows reasonable security procedures designed to verify your identity. It is your responsibility to review and verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange shares by telephone or the Internet, call the Fund at 800.548.4539 for instructions.
LIMITATIONS ON THE FUND
The Fund may restrict or limit certain transactions, including, but not limited to, the following examples:
•	Redeem your account if its value (i) falls below $500 for Investor Class or Class C shares or $25,000 for Institutional Class shares due to redemptions you make, or (ii) is below $100, but, in each case, not until after the Fund gives you at least 60 days’ notice and the opportunity to increase your account balance to the minimum account balance amount;
•	Suspend sales or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when the SEC restricts trading;
•	Change the minimum required investment amounts;
•	Delay sending out sales proceeds for up to seven days. This usually applies to very large sales without notice, excessive trading, or during unusual market conditions;
•	Make a redemption-in-kind, a payment in portfolio securities instead of in cash. If the Fund makes a redemption-in-kind, the securities received as payment remain subject to market and other risks until they are sold and such sales may result in transaction costs, such as brokerage fees;

AMG Funds	17

Shareholder Guide

How to Buy or Sell Shares (CONTINUED)
•	Refuse a buy order for any reason, including your failure to submit a properly completed application;
•	Refuse an exchange request for any person or group if the Fund determines that the request could adversely affect the Fund, for example, if the person or group has engaged in excessive trading. (See “Limiting Trades” below.) This determination is at the Investment Manager’s discretion, based on a case-by-case analysis consistent with the Trust’s policies and procedures regarding frequent trading; and
•	End or limit the exchange privilege policy after giving 60 days’ advance notice to shareholders or impose fees in connection with exchanges or sales.
FREQUENT TRADING POLICY
The Board of Trustees of the Trust has adopted policies and procedures reasonably designed to prevent frequent trading in shares of the Fund. Frequent trading may result from an effort by a shareholder to engage in “market timing.” These activities may disrupt management of the Fund's portfolio, increase the Fund's expenses, and have a negative impact on the Fund's performance. There may be additional risks due to frequent trading activities. As described previously, the Fund has adopted procedures to minimize these risks.
Monitoring Trades
To help prevent frequent trading, the Investment Manager monitors the trading activities of Fund accounts on a daily basis, including large accounts maintained directly with the Fund's transfer agent. If the Investment Manager determines that an account shows a pattern of excessive trading and/or excessive exchanging among the AMG
Funds Family of Funds, the Investment Manager reviews the account’s activities and may warn the account owner and/or restrict the account. The Investment Manager also notifies the Fund's transfer agent of any restriction and periodically informs the Board of Trustees about the implementation of these frequent trading policies and procedures.
Limiting Trades
The Fund may refuse a purchase order for any reason and will limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may harm the Fund and its shareholders. Transactions accepted by a Financial Intermediary that violate the Fund's frequent trading policies are not considered to be acceptable by the Fund, and the Fund may reject them on the next business day after the Financial Intermediary has received them.
Although the Fund uses reasonable efforts to prevent market timing activities in the Fund, its efforts may not always succeed. For example, although the Fund strives to apply these policies and procedures uniformly to all accounts, the Fund receives certain purchase, exchange, and redemption orders through Financial Intermediaries that maintain omnibus accounts with the Fund. Although the Fund has attempted to put safeguards in place to ensure that Financial Intermediaries have implemented procedures designed to deter market timing, the Fund's ability to detect frequent trading activities by investors who hold shares through Financial Intermediaries will still be limited by the ability of the Fund and such intermediaries to monitor for a pattern of excessive trading and/or excessive exchanging within an omnibus account.
Investor Services

AUTOMATIC INVESTMENTS
You may arrange to make automatic deductions at regular intervals from a designated bank account.
AUTOMATIC REINVESTMENT PLAN
This plan lets you conveniently reinvest your dividends and capital gain distributions in additional shares of the Fund.
AUTOMATIC REDEMPTIONS
With this feature, you can easily redeem a set amount each month from your account. You may make automatic monthly redemptions of $100 or more. Redemptions are normally completed on the 25th day of each month. If the 25th day falls on a weekend or holiday, the Fund will complete the redemption on the next business day.
RETIREMENT PLANS
You may hold your shares in a traditional or Roth IRA, which are available to you at no additional cost. Call us at 800.548.4539 to get more information and an IRA kit.
EXCHANGE PRIVILEGES
To enhance your investment flexibility, we allow you to exchange your shares of the Fund for the same class of shares of other funds in the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, you also may exchange your shares of the Fund through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). In addition, the following restrictions apply:
•	Except for the JPMorgan Fund, the value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them. There is no minimum purchase requirement to exchange into the JPMorgan Fund.

18	AMG Funds

Shareholder Guide

Investor Services (CONTINUED)
•	Other than the Redemption/Exchange Fee described above, there is no fee associated with the exchange privilege; however, your exchange may result in tax consequences. For details, see “Taxability of Transactions” below.
•	The exchange privilege is available only if both of the accounts involved in the transaction are registered in the same name with the same address and taxpayer identification number.
You can request your exchange in writing, by telephone (if elected on the application), by Internet, or through your investment advisor, bank, or investment professional. Normally, we will execute the entire exchange transaction in a single business day.
Be sure to read the prospectus of any fund that you are considering for an exchange. Subject to the restrictions above, when you purchase a fund’s shares by exchange, the same terms and conditions that apply to any new investment in that fund also apply to the exchange. The Fund may discontinue, alter, or limit the exchange privileges at any time, subject to applicable law.
ACCOUNT STATEMENTS
The Fund will send you quarterly and yearly statements with details about your account activity. The Fund will also send you a Form 1099-DIV annually (unless your account is an IRA) that shows the tax breakdown of any dividends and distributions you received from your account. In addition, you will receive a confirmation after each trade execution.
COST BASIS REPORTING
Upon the redemption or exchange of your shares in the Fund, the Fund or, if you purchase your shares through a Financial Intermediary, your Financial Intermediary, generally will be required to provide you and the IRS with cost basis information. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Please see http://investor.amgfunds.com/home.html or contact the Fund at 800.548.4539, or consult your Financial Intermediary as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please consult your tax advisor to determine which available cost basis method is best for you.
DIVIDENDS AND DISTRIBUTIONS
The Fund normally declares and pays any income dividends and net realized capital gain distributions, if any, annually in December. Most investors have their dividends and distributions reinvested in additional shares, and the Fund will do this automatically unless you request otherwise. You may also change your election any time by giving the Fund written notice at least 10 days before the scheduled payment date.
CHANGES TO YOUR ACCOUNT
The Fund will mail correspondence and other materials to the address on file for you. Please notify the Fund immediately of any changes to your address or to other information that might affect your account.
Certain Federal Income Tax Information

The following tax information is a general summary of certain U.S. federal income tax consequences applicable to an investment in the Fund under the Internal Revenue Code of 1986, as amended and as in effect as of the date of this Prospectus. A more detailed tax discussion is provided in the SAI. The Fund does not intend for this information to address all aspects of taxation that may apply to individual shareholders or to specific types of shareholders such as insurance companies, financial institutions, tax-advantaged retirement plans, broker-dealers, and foreign persons, each of whom may qualify for special treatment under U.S. federal income tax laws. You should consult a tax advisor about the U.S. federal, state, local, and foreign tax consequences to you of your investment in the Fund based on your particular circumstances.
The Fund has elected and intends to qualify and be treated each taxable year as a regulated investment company. A regulated investment company generally is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in corporate-level taxation, and consequently a reduction in income available for distribution to shareholders.
TAXABILITY OF DIVIDENDS AND DISTRIBUTIONS
For U.S. federal income tax purposes, distributions of investment income, whether reinvested or taken as cash, are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned or is considered to have owned the investments that generated them, rather than how long you have owned your shares.
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for more than one year and that are properly reported by the Fund as capital gain dividends are treated as long-term capital gains includible in your net capital gain and taxed to individuals at reduced rates.

AMG Funds	19

Shareholder Guide

Certain Federal Income Tax Information (CONTINUED)
•	Distributions from the sale of investments that the Fund owns or is considered to have owned for one year or less are taxable as ordinary income.
•	Properly reported distributions of “qualified dividend income” are taxable to individuals at the rate that applies to net capital gains, provided that both you and the Fund meet certain holding period and other requirements.
•	A 3.8% Medicare contribution tax is imposed on the “net investment income” of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends paid by the Fund, including any net capital gain dividends, and net gains recognized on the sale, redemption or exchange of shares of the Fund. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in the Fund.
•	Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional shares.
Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under U.S. federal income tax laws are not taxable. By investing in the Fund through such a plan, you will not be subject to tax on distributions from the Fund so long as the amounts distributed remain in the plan, but you will generally be taxed upon withdrawal of monies from the plan. If your investment is through such a plan, you should consult your tax advisor to determine the suitability of the Fund as an investment through your retirement plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.
TAXABILITY OF TRANSACTIONS
Any gain or loss that results from the sale, exchange (including an exchange of the Fund's shares for shares of another fund) or redemption of your shares will be treated generally as capital gain or loss for U.S. federal income tax purposes, which will be long-term or short-term depending on how long you have held your shares.
TAX WITHHOLDING
To avoid back-up withholding of U.S. federal income taxes on distributions or sale proceeds, federal law requires you to:
•	Provide your Social Security Number (“SSN”) or other taxpayer identification number (“TIN”);
•	Certify that your SSN or TIN is correct; and
•	Certify that you are not subject to back-up withholding.
In addition, the Fund must also withhold taxes on distributions and sale proceeds if the IRS notifies the Fund that the SSN or TIN you provided is incorrect, or the IRS notifies the Fund that you have failed to properly report certain interest and dividend income.

20	AMG Funds

Financial Highlights

The following Financial Highlights tables are intended to help you understand the Fund’s financial performance for the past five fiscal years (or since inception) and are based on the financial information of the Fund and the Predecessor Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended September 30, 2013, and fiscal period ended September 30, 2012, has been audited and reported on by the Predecessor Fund’s independent registered public accountants. The information for the fiscal years ended September 30, 2014, and September 30, 2015 has been audited and reported on by PricewaterhouseCoopers LLP, the Fund’s auditor, whose report is included in the Fund’s Annual Report which is available upon request.
	For the fiscal years ended September 30,			For the period ended September 30, 2012*,5
AMG SouthernSun U.S. Equity Fund Investor Class	2015	2014 [4]	2013 [5]
Net Asset Value, Beginning of Period	$13.89	$13.05	$10.09	$10.00
Income from Investment Operations:
Net investment income (loss)[1,2]	0.03	0.00 [6,7]	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(1.83)	1.10	3.86	0.08
Total income (loss) from investment operations	(1.80)	1.10	3.85	0.09
Distributions to Shareholders from:
Net investment income	—	(0.01)	(0.07)	—
Net realized gain on investments	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	(0.32)	(0.26)	(0.89)	—
Net Asset Value, End of Period	$11.77	$13.89	$13.05	$10.09
Total Return[2]	(13.20)%	8.56%	40.83%	0.90% [9]
Ratio of net expenses to average net assets (with offsets/reductions)	1.18%	1.31% [8]	1.30%	1.15% [10]
Ratio of expenses to average net assets (with offsets)	1.20%	1.31%	1.30%	1.15% [10]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.20%	1.32%	1.55%	3.06% [10]
Ratio of net investment income (loss) to average net assets[2]	0.25%	(0.04)%	(0.04)%	0.20% [10]
Portfolio turnover	22%	20%	25%	49% [9]
Net assets at end of period (000’s omitted)	$50,529	$87,858	$22,653	$263

	For the fiscal years ended September 30,			For the period ended September 30, 2012*,5
AMG SouthernSun U.S. Equity Fund Institutional Class	2015	2014 [4]	2013 [5]
Net Asset Value, Beginning of Period	$13.94	$13.08	$10.11	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.07	0.03 [6]	0.02	0.02
Net realized and unrealized gain (loss) on investments	(1.85)	1.11	3.85	0.09
Total income (loss) from investment operations	(1.78)	1.14	3.87	0.11
Distributions to Shareholders from:
Net investment income	(0.01)	(0.03)	(0.08)	—
Net realized gain on investments	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	(0.33)	(0.28)	(0.90)	—
Net Asset Value, End of Period	$11.83	$13.94	$13.08	$10.11
Total Return[2]	(12.98)%	8.85%	41.02%	1.10% [9]
Ratio of net expenses to average net assets (with offsets/reductions)	0.93%	1.06% [8]	1.05%	0.90% [10]
Ratio of expenses to average net assets (with offsets)	0.95%	1.06%	1.05%	0.90% [10]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.95%	1.07%	1.30%	2.81% [10]
Ratio of net investment income to average net assets[2]	0.53%	0.21%	0.21%	0.45% [10]
Portfolio turnover	22%	20%	25%	49% [9]
Net assets at end of period (000’s omitted)	$715,376	$620,300	$209,419	$11,502

AMG Funds	21

Financial Highlights

	For the fiscal years ended September 30,			For the period ended September 30, 2012*,5
AMG SouthernSun U.S. Equity Fund Class C	2015	2014 [4]	2013 [5]
Net Asset Value, Beginning of Period	$13.69	$12.95	$10.08	$10.00
Income from Investment Operations:
Net investment loss[1,2]	(0.06)	(0.11) [6]	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	(1.80)	1.10	3.83	0.10
Total income (loss) from investment operations	(1.86)	0.99	3.74	0.08
Distributions to Shareholders from:
Net investment income	—	—	(0.05)	—
Net realized gain on investments	(0.32)	(0.25)	(0.82)	—
Total distributions to shareholders	(0.32)	(0.25)	(0.87)	—
Net Asset Value, End of Period	$11.51	$13.69	$12.95	$10.08
Total Return[2]	(13.88)%	7.73%	39.67%	0.80% [9]
Ratio of net expenses to average net assets (with offsets/reductions)	1.93%	2.06% [8]	2.05%	1.90% [10]
Ratio of expenses to average net assets (with offsets)	1.95%	2.06%	2.05%	1.90% [10]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.95%	2.07%	2.30%	3.81% [10]
Ratio of net investment loss to average net assets[2]	(0.46)%	(0.79)%	(0.79)%	(0.55)% [10]
Portfolio turnover	22%	20%	25%	49% [9]
Net assets at end of period (000’s omitted)	$38,288	$23,321	$6,072	$374
*	Commencement of operations was on April 10, 2012.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been reduced.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	At the start of business on March 31, 2014, SouthernSun U.S. Equity Fund was reorganized into a fund of the AMG Funds.
[5]	Audited by previous registered public accounting firm.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.03), $0.01, and $(0.13) for AMG SouthernSun U.S. Equity Fund’s Investor Class, Institutional Class and Class C shares, respectively.
[7]	Amount is less than $0.01 per share.
[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods.
[9]	Not annualized.
[10]	Annualized.

22	AMG Funds

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How To Contact Us

AMG SOUTHERNSUN U.S. EQUITY FUND
INVESTMENT MANAGER AND ADMINISTRATOR
AMG Funds LLC
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
203.299.3500 or 800.835.3879
SUBADVISOR
SouthernSun Asset Management, LLC
6070 Poplar Avenue, Suite 300
Memphis, Tennessee 38119
DISTRIBUTOR
AMG Distributors, Inc.
600 Steamboat Road, Suite 300
Greenwich, Connecticut 06830
CUSTODIAN
The Bank of New York Mellon
2 Hanson Place
Brooklyn, New York 10286
LEGAL COUNSEL
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199-3600
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 9769
Providence, Rhode Island 02940-9769
800.548.4539
TRUSTEES
Bruce B. Bingham
Christine C. Carsman
William E. Chapman, II
Edward J. Kaier
Kurt A. Keilhacker
Steven J. Paggioli
Richard F. Powers III
Eric Rakowski
Victoria L. Sassine
Thomas R. Schneeweis

AMG Funds	25

AMG Funds
Prospectus
February 1, 2016

Where to find additional information
The Fund's Statement of Additional Information (the “SAI”) contains additional information about the Fund and its investments. Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.
To request free copies of these materials or to make other inquiries, please contact the Fund:
•	By telephone: 800.835.3879
•	By mail: AMG Funds 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830
•	On the Internet: Electronic copies are available on our website at www.amgfunds.com
Information about the Fund, including the Fund's current SAI and Annual and Semi-Annual Reports, is on file with the Securities and Exchange Commission (the “SEC”). The Fund's SAI is incorporated by reference into (is legally part of) this Prospectus.
Reports and other information about the Fund are also available on the EDGAR database of the SEC’s Web site at http://www.sec.gov. You may obtain copies by electronic request, after paying a duplicating fee, via email to publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520. You may also review and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. For access to the Reference Room, call 202.551.8090.
© 2016 AMG Funds LLC
Investment Company Act Registration Number 811-09521
www.amgfunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
P082-0216

AMG FUNDS

AMG SOUTHERNSUN SMALL CAP FUND

INSTITUTIONAL CLASS: SSSIX

INVESTOR CLASS: SSSFX

AMG SOUTHERNSUN U.S. EQUITY FUND

CLASS C: SSECX

INSTITUTIONAL CLASS: SSEIX

INVESTOR CLASS: SSEFX

STATEMENT OF ADDITIONAL INFORMATION

DATED February 1, 2016

You can obtain a free copy of the prospectus for each of AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund (each a “Fund,” and collectively the “Funds”), dated February 1, 2016, as supplemented from time to time (each a “Prospectus” and collectively, the “Prospectuses”), by calling AMG Funds LLC (the “Investment Manager”) at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com. The Funds’ Prospectuses provide basic information about investing in the Funds.

This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with the Funds’ Prospectuses.

On March 31, 2014, AMG SouthernSun Small Cap Fund, a series of AMG Funds, acquired the assets of SouthernSun Small Cap Fund, a series of Northern Lights Fund Trust (the “Predecessor SouthernSun Small Cap Fund”) and AMG SouthernSun U.S. Equity Fund, a series of AMG Funds, acquired the assets of SouthernSun U.S. Equity Fund, a series of Northern Lights Fund Trust (the “Predecessor SouthernSun U.S. Equity Fund,” and together with the Predecessor SouthernSun Small Cap Fund, each referred to as a “Predecessor Fund,” and collectively as the “Predecessor Funds”). Pursuant to these acquisitions, the Predecessor Funds were reorganized into the corresponding Funds (the “Reorganizations”) and each Fund is the successor to the accounting and performance information of the corresponding Predecessor Fund.

The Funds’ audited financial statements for the fiscal year ended September 30, 2015 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm from the Funds’ Annual Report for the fiscal year ended September 30, 2015, are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual and Semi-Annual Reports are available without charge, upon request, by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

SAI075-0316

i

GENERAL INFORMATION

This Statement of Additional Information (“SAI”) relates to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund (each a “Fund,” and collectively the “Funds”). Each Fund is a series of shares of beneficial interest of AMG Funds, a Massachusetts business trust (the “Trust”), and part of the AMG Funds Family of Funds, a mutual fund family comprised of 75 different funds, each having distinct investment management objectives, strategies, risks, and policies (the “AMG Fund Complex”). The Trust was organized on June 18, 1999.

AMG SouthernSun Small Cap Fund has established two classes of shares: Institutional Class and Investor Class. AMG SouthernSun U.S. Equity Fund has established three classes of shares: Class C, Institutional Class and Investor Class.

Effective April 28, 2014, Managers AMG Funds changed its name to AMG Funds and Managers Investment Group LLC changed its name to AMG Funds LLC.

This SAI describes the financial history, management and operation of the Funds, as well as each Fund’s investment objective and policies. It should be read in conjunction with each Fund’s current prospectus, dated February 1, 2016, as supplemented from time to time (each, a “Prospectus” and collectively, the “Prospectuses”). The Trust’s executive office is located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

AMG Funds LLC (the “Investment Manager”), a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for each Fund’s overall administration. It selects and recommends, subject to the approval of the Board of Trustees (the “Trustees”), an independent asset manager, or a team of independent asset managers (the “subadvisor” or “subadvisors”) to manage each Fund’s investment portfolio. The Investment Manager also monitors the performance, security holdings and investment strategies of these subadvisors and researches any potential new subadvisors for the Funds. SouthernSun Asset Management, LLC (“SouthernSun” or the “Subadvisor”) currently serves as subadvisor to the Funds. See “Management of the Funds” for more information.

Investments in the Funds are not:

•	Deposits or obligations of any bank;

•	Guaranteed or endorsed by any bank; or

•	Federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES

The following is additional information regarding the investment policies used by each Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Trust is an open-end management investment company, and each Fund is a non-diversified series of the Trust.

The table below shows the types of securities and instruments that may be purchased by the Funds to the extent such investments are permitted by applicable law. For a more complete description of the types of securities and techniques that may be utilized by the Funds, see “Investment Techniques and Associated Risks” below. The information below does not describe every type of investment, technique or risk to which each Fund may be exposed. Each Fund reserves the right, without notice, to make any investment, or use any investment technique, except to the extent that such activity would require a shareholder vote, as discussed below under “Fundamental Investment Restrictions.”

Investment Practices	AMG SouthernSun Small Cap Fund	AMG SouthernSun U.S. Equity Fund
Asset Backed Securities	X	X
Borrowing	X	X
Cash Equivalents
Bank Obligations	X	X
Bankers Acceptances	X	X
Certificates of Deposit	X	X
Repurchase Agreements	X	X
Short-Term Corporate Debt Securities	X	X
Time Deposits	X	X
Commercial Paper and Commercial Paper Master Notes	X	X
Convertible Securities	X	X
Corporate and other Debt Securities	X	X
Equity Investments
Common Stock	X	X
Depositary Receipts	X	X
Initial Public Offerings	X	X
Preferred Stock	X	X
Foreign Securities	X	X
Illiquid Investments; Privately Placed and Certain Unregistered Securities	X	X
Interfund Lending	X	X
Investment Company Securities	X	X
Mortgage-Related Securities	X	X
Securities Lending	X	X
United States Government Obligations	X	X
When-Issued Securities	X	X
Zero Coupon Securities	X	X

Investment Techniques and Associated Risks

1) Asset Backed Securities

Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and are payable from, a stream of payments generated from particular assets, such as automobile and credit card receivables and home equity loans or other asset-backed securities collateralized by those assets. Asset-backed securities provide periodic payments that generally consist of both principal and interest payments that must be guaranteed by a letter of credit from an unaffiliated bank for a specified amount and time.

Asset-backed securities are subject to certain risks. These risks generally arise out of the security interest in the assets collateralizing the security. For example, credit card receivables are generally unsecured and the debtors are entitled to a number of protections from the state and through federal consumer laws, many of which give the debtor the right to offset certain amounts of credit card debts thereby reducing the amounts due. In general, these types of loans have a shorter life than mortgage loans and are less likely to have substantial prepayments.

2) Borrowing

Under the Investment Company Act of 1940, as amended (the “1940 Act”), a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. In addition, each Fund may borrow up to 33 1/3% of its total assets through an interfund lending program with other eligible funds in the AMG Fund Complex (as further described below). The 1940 Act also permits an open-end investment company to borrow money from a bank or other person provided that such loan is for temporary purposes only and is in an amount not exceeding 5% of the value of the investment company’s total assets at the time when the loan is made. A loan is presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Typically, a Fund may pledge up to 33 1/3% of its total assets to secure these borrowings. The Trust, on behalf of each Fund, has entered into a master interfund lending agreement that would allow each Fund to borrow, for temporary purposes only, from other eligible funds in the AMG Fund Complex, subject to each Fund’s fundamental investment restrictions and provided such borrowings do not exceed the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the below mentioned and any other applicable exemptive order or other relief. Please see “Interfund Lending” below for more information. If a Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings even though it may be disadvantageous at that time from an investment point of view. A Fund will incur costs when it borrows, including payment of interest and any fee necessary to maintain a line of credit, and may be required to maintain a minimum average balance. If a Fund is permitted to borrow money to take advantage of investment opportunities, if the income and appreciation on assets acquired with such borrowed funds exceed their borrowing cost, a Fund’s investment performance will increase, whereas if the income and appreciation on assets acquired with borrowed funds are less than their borrowing costs, investment performance will decrease. In addition, if a Fund borrows to invest in securities, any investment gains made on the securities in excess of the costs of the borrowing, and any gain or loss on hedging, will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. This speculative characteristic is known as “leverage.”

3) Cash Equivalents

The Funds may invest in cash equivalents to the extent that such investments are consistent with the Funds’ investment objectives, policies and restrictions, and as discussed in each Fund’s Prospectus. A description of the various types of cash equivalents that may be purchased by the Funds appears below.

Bank Obligations. The Funds may purchase obligations of domestic and foreign banks and foreign branches of domestic banks. Banks are subject to extensive governmental regulations. These regulations place limitations on the amounts and types of loans and other financial commitments which may be made by the bank and the interest rates and fees which may be charged on these loans and commitments. The profitability of the banking industry depends on the availability and costs of capital funds for the purpose of financing loans under prevailing money market conditions. General economic conditions also play a key role in the operations of the banking industry. Exposure to credit losses arising from potential financial difficulties of borrowers may affect the ability of the bank to meet its obligations under a letter of credit.

Bankers Acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become “accepted” when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. dollars and are “accepted” by foreign branches of major U.S. commercial banks.

Certificates of Deposit. Certificates of deposit are issued against money deposited into a bank (including eligible foreign branches of U.S. banks) or savings and loan association (“S&L”) for a definite period of time. They earn a specified rate of return and are normally negotiable.

Repurchase Agreements. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally reflects the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security.

Repurchase agreements are subject to certain risks that may adversely affect the Funds. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, a Fund’s ability to dispose of the collateral may be delayed or limited.

Short-Term Corporate Debt Securities. Short-term corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Time Deposits. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated.

4) Commercial Paper and Commercial Paper Master Notes

Commercial paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of up to nine (9) months. Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers. Commercial paper master notes refers to demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

5) Convertible Securities

Each Fund may invest in convertible securities, subject to any restrictions set forth in each Fund’s Prospectus and this SAI. Convertible securities include bonds, debentures, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which could have an adverse effect on a Fund’s ability to achieve its investment objective.

6) Corporate and Other Debt Securities

Each Fund may invest in corporate and other debt securities, subject to any restrictions set forth in each Fund’s Prospectus and this SAI.

Corporate debt securities include bills, notes, debentures, money market instruments and similar instruments and securities, and are generally used by corporations and other issuers to borrow money from investors for such purposes as working capital or capital expenditures. The issuer pays the investor a variable or fixed rate of interest and normally must repay the amount borrowed on or before maturity. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may be expected to rise and fall inversely with interest rates generally. In addition to interest rate risk, corporate debt securities also involve the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

7) Equity Investments

Each Fund may invest in equity securities subject to any restrictions set forth in each Fund’s Prospectus and this SAI. These securities may include securities listed on any domestic or foreign securities exchange and securities traded in the over-the-counter (“OTC”) market. More information on the various types of equity investments in which the Funds may invest appears below.

Common Stock. Common stocks are securities that represent a unit of ownership in a corporation. A Fund’s transactions in common stock represent “long” transactions where the Fund owns the securities being sold, or will own the securities being purchased. Prices of common stocks will rise and fall due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

Large-capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Also, large-capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions.

The stocks of small- and mid-capitalization companies involve more risk than the stocks of larger, more established companies because they often have greater price volatility, lower trading volume, and less liquidity. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Depositary Receipts. Each Fund may invest in depositary receipts, including, but not limited to, Global Depositary Receipts (“GDRs”), American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). GDRs are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. ADRs are negotiable receipts issued by a United States bank or trust company, trade in U.S. markets and evidence ownership of securities in a foreign company which have been deposited with such bank or trust’s office or agent in a foreign country. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs are receipts that may trade in U.S. or non-U.S. markets. Positions in GDRs, ADRs and EDRs are not necessarily denominated in the same currency as the common stocks into which they may be converted.

Investing in depositary receipts presents risks not present to the same degree as investing in domestic securities even though a Fund will purchase, sell and be paid dividends on depositary receipts in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation and political, social and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain of its depositary receipts, but investors may or may not be able to deduct their pro rata shares of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. Unsponsored depositary receipts are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored depositary receipts may be less liquid than sponsored depositary receipts. Additionally, there generally is less publicly available information with respect to unsponsored depositary receipts.

Initial Public Offerings (“IPOs”). Each Fund may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Preferred Stock. Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer’s creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights. Prices of preferred stocks may rise and fall rapidly and unpredictably due to a variety of factors, which include changing economic, political or market conditions that affect particular industries or companies.

8) Foreign Securities

The Funds may invest in foreign securities, subject to any restrictions set forth in the Prospectuses and this SAI. Investment in securities of foreign entities, whether directly or indirectly in the form of ADRs, EDRs, GDRs or similar instruments, and securities denominated in foreign currencies involves risks typically not present to the same degree in domestic investments. Such risks include potential future adverse political and economic developments, possible embargoes or economic sanctions on a country, sector or issuer, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, there may be less publicly available information about foreign issuers or securities than about U.S. issuers or securities, foreign investments may be effected through structures that may be complex or obfuscatory, and foreign issuers are often subject to accounting, auditing and financial reporting standards and requirements and engage in business practices different from those of domestic issuers of similar securities or obligations. With respect to unsponsored ADRs, these programs cover securities of companies that are not required to meet either the reporting or accounting standards of the United States. Foreign issuers also are usually not subject to the same degree of regulation as domestic issuers, and many foreign financial markets, while generally growing in volume, continue to experience substantially less volume than domestic markets, and securities of many foreign companies are less liquid and their prices are more volatile than the securities of comparable U.S. companies. In addition, brokerage commissions, custodial services and other costs related to investment in foreign markets (particularly emerging markets) generally are more expensive than in the United States. Such foreign markets also may have longer settlement periods than markets in the United States as well as different settlement and clearance procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund due to subsequent declines in value of a portfolio security or, if the Fund had entered into a contract to sell the security, could result in possible liability to the purchaser. Settlement procedures in certain emerging markets also carry with them a heightened risk of loss due to the failure of the broker or other service provider to deliver cash or securities.

The value of a Fund’s portfolio securities computed in U.S. dollars will vary with increases and decreases in the exchange rate between the currencies in which the Fund has invested and the U.S. dollar. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of a Fund’s holdings of securities denominated in such currency and, therefore, will cause an overall decline in the Fund’s net asset value and net investment income and capital gains, if any, to be distributed in U.S. dollars to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is influenced by many factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the movement of interest rates, the price of oil, the pace of activity in the industrial countries, including the United States, and other economic and financial conditions affecting the world economy.

A Fund may purchase securities that are issued by the government, a corporation, or a financial institution of one nation but denominated in the currency of another nation. To the extent that a Fund invests in ADRs, the depositary bank generally pays cash dividends in U.S. dollars regardless of the currency in which such dividends originally are paid by the issuer of the underlying security.

Several of the countries in which a Fund may invest restrict, to varying degrees, foreign investments in their securities markets. Governmental and private restrictions take a variety of forms, including (i) limitation on the amount of funds that may be invested into or repatriated from the country (including limitations on repatriation of investment income and capital gains), (ii) prohibitions or substantial restrictions on foreign investment in certain industries or market sectors, such as defense, energy and transportation, (iii) restrictions (whether contained in the charter of an individual company or mandated by the government) on the percentage of securities of a single issuer which may be owned by a foreign investor, (iv) limitations on the types of securities which a foreign investor may purchase and (v) restrictions on a foreign investor’s right to invest in companies whose securities are not publicly traded. In some circumstances, these restrictions may limit or preclude investment in certain countries. Therefore, a Fund may invest in such countries through the purchase of shares of investment companies organized under the laws of such countries.

A Fund’s interest and dividend income from, or proceeds from the sale or other disposition of the securities of foreign issuers may be subject to non-U.S. withholding and other foreign taxes. A Fund also may be subject to taxes on trading profits in some countries. In addition, certain countries impose a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies, and thus increase the cost to the Fund of investing in any country imposing such taxes. A Fund may not be eligible to elect or may not elect to permit United States shareholders to claim a credit or deduction for U.S. federal income tax purposes to the extent of any foreign income taxes paid by a Fund. See “Certain Federal Income Tax Matters” below.

Emerging Markets. The risks of foreign investing are of greater concern in the case of investments in emerging markets. Any investments in securities in or otherwise exposed to emerging market countries may be considered to be speculative and may have additional risks from those associated with investing in the securities of U.S. issuers. Such investments may exhibit greater price volatility and risk of principal, have less liquidity and have settlement arrangements which are less efficient than in developed markets. There may be limited information available to investors that is publicly available, and generally emerging market issuers are not subject to uniform accounting, auditing and financial standards and requirements like those required by U.S. issuers. Furthermore, the economies of emerging market countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These emerging market economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

9) Illiquid Investments; Privately Placed and Certain Unregistered Securities

Each Fund may invest in privately placed, restricted, Rule 144A or other unregistered securities. Rule 144A securities are securities that are eligible for resale without registration under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to Rule 144A under the 1933 Act. A Fund may not acquire illiquid holdings if, as a result, more than 15% of its net assets would be in illiquid investments. If a Fund determines at any time that it owns illiquid securities in excess of 15% of its net assets, it will cease to undertake new commitments to acquire illiquid securities until its holdings are no longer in excess of 15% of its net asset value, and, depending on circumstances, may take additional steps to reduce its holdings of illiquid securities. Subject to these limitations, a Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the 1933 Act and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An investment is considered “illiquid” if it cannot be disposed of within seven (7) days in the normal course of business at approximately the same amount at which it was valued in a Fund’s portfolio. The price a Fund’s portfolio may pay for illiquid securities or receive upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will take into account any limitations on their liquidity.

Rule 144A securities may be determined to be liquid or illiquid in accordance with the guidelines established by the Investment Manager and approved by the Trustees. The Trustees will monitor compliance with these guidelines on a periodic basis. Investment in these securities entails the risk to a Fund that there may not be a buyer for these securities at a price that a Fund believes represents the security’s value should the Fund wish to sell the security. If a security a Fund holds must be registered under the 1933 Act before it may be sold, the Fund may be obligated to pay all or part of the registration expenses. In addition, in these circumstances a considerable time may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions develop, the Fund may obtain a less favorable price than when it first decided to sell the security.

10) Interfund Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls (due to “sales fails” or other factors), the Funds have entered into a master interfund lending agreement (“Interfund Lending Agreement”) under which a Fund would lend money and borrow money for temporary purposes directly to and from another eligible fund in the AMG Fund Complex through a credit facility (each an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act, and the rules and regulations thereunder, as modified by the above mentioned and any other applicable SEC exemptive order or other relief, or the amount permitted by its fundamental investment restrictions. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments either directly or through a money market fund.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another eligible fund in the AMG Fund Complex, the Fund’s Interfund Loan will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility only on a secured basis. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the Fund’s fundamental investment restrictions.

No Fund may lend to another eligible fund in the AMG Fund Complex through the interfund lending credit facility if the Interfund Loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending fund’s current net assets at the time of the Interfund Loan. A Fund’s Interfund Loans to any one fund shall not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs.

11) Investment Company Securities

Each Fund may invest some portion of its assets in shares of other investment companies, including exchange traded funds (“ETFs”) and money market funds, to the extent that they may facilitate achieving the investment objective of each Fund or to the extent that they afford the principal or most practical means of access to a particular market or markets or they represent attractive investments in their own right. A Fund’s purchase of shares of investment companies may result in the payment by a shareholder of duplicative management fees. The Investment Manager and Subadvisor to the Funds will consider such fees in determining whether to invest in other investment companies. A Fund will invest only in investment companies, or classes thereof, that do not charge a sales load; however, a Fund may invest in such companies with distribution plans and fees, and may pay customary brokerage commissions to buy and sell shares of closed-end investment companies and ETFs.

The return on a Fund’s investments in investment companies will be reduced by the operating expenses, including investment advisory and administrative fees, of such companies. A Fund’s investments in a closed-end investment company may require the payment of a premium above the net asset value of the investment company’s shares, and the market price of the investment company thereafter may decline without any change in the value of the investment company’s assets. A Fund, however, will not invest in any investment company or trust unless it is believed that the potential benefits of such investment are sufficient to warrant the payment of any such premium.

The provisions of the 1940 Act may impose certain limitations on a Fund’s investments in other investment companies. In particular, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company, and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate (the “Limitation”). A Fund may be able to rely on an exemption from the Limitation if (i) the investment company in which the Fund would like to invest has received an order for exemptive relief from the Limitation from the SEC that is applicable to the Fund; and (ii) the investment company and the Fund take appropriate steps to comply with any terms and conditions in such order. In addition, pursuant to rules adopted by the SEC, a Fund may invest (1) in shares issued by money market funds, including certain unregistered money market funds, and (2) in shares issued by affiliated funds in excess of the Limitation.

As an exception to the above, each Fund has the authority to invest all of its assets in the securities of a single open-end investment company with substantially the same fundamental investment objectives, restrictions, and policies as that of the Fund. A Fund will notify its shareholders prior to initiating such an arrangement.

The Funds may seek to invest in ETFs that have received an exemptive order from the SEC permitting investment by other funds in the ETFs in excess of the Limitation, provided that the Funds enter into and comply with the terms and conditions of an agreement with each ETF, and the Funds comply with the ETF’s exemptive order.

ETFs that are linked to a specific index may not be able to replicate and maintain exactly the composition and relative weighting of investments underlying the applicable index and will incur certain expenses not incurred by their applicable index. Certain investments comprising the index tracked by an ETF may, at times, be temporarily unavailable, which may impede an ETF’s ability to track its index.

The market value of ETF shares may differ from their net asset value per share. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the value of the underlying investments that the ETF holds. There may be times when an ETF share trades at a premium or discount to its net asset value.

12) Mortgage-Related Securities

Mortgage-related securities include collateralized mortgage obligations (“CMOs”) and “pass-throughs.” “Pass-throughs,” which are certificates that are issued by governmental, government-related or private organizations, are backed by pools of mortgage loans and provide investors with monthly payments. Pools that are created by non-government issuers generally have a higher rate of interest than pools of government and government related issuers. This is because there is no express or implied government backing associated with non-government issuers. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association (“GNMA”)), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae (“FNMA”) or Freddie Mac (“FHLMC”)). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations. CMOs are obligations that are fully collateralized by a portfolio of mortgages or mortgage-related securities. There are different classes of CMOs, and certain classes have priority over others with respect to prepayment on the mortgages. Therefore, a Fund may be subject to greater or lesser prepayment risk depending on the type of CMOs in which the Fund invests. Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a Fund could sustain a loss.

Some mortgage-related securities are “Interest Only” or “IOs” which receive only the interest paid on the underlying pools of holders or “Principal Only” or “POs” whose interest in the underlying pools is limited to their principal. In general, the Funds treat IOs and POs as subject to the restrictions that are placed on illiquid investments, except if the IOs or POs are issued by the U.S. government.

Real Estate Mortgage Investment Conduits. Real Estate Mortgage Investment Conduits are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”) and invest in mortgages principally secured by interests in real property and other investments permitted by the Code.

GNMA Mortgage Pass-Through Certificates. GNMA Mortgage Pass-Through Certificates (“Ginnie Maes”) are undivided interests in a pool of mortgages insured by the Federal Housing Administration, the Farmers Home Administration or the Veterans Administration. They entitle the holder to receive all payments of principal and interest, net of fees due to GNMA and the issuer. Payments are made to holders of Ginnie Maes whether payments are actually received on the underlying mortgages. This is because Ginnie Maes are guaranteed by the full faith and credit of the United States. GNMA has the unlimited authority to borrow funds from the U.S. Treasury to make payments to these holders.

FNMA Guaranteed Mortgage Pass-Through Certificates. FNMA Mortgage Pass-Through Certificates (“Fannie Maes”) are undivided interests in a pool of conventional mortgages. They are secured by the first mortgages or deeds of trust on residential properties. There is no obligation to distribute monthly payments of principal and interest on the mortgages in the pool. They are guaranteed only by FNMA and are not backed the full faith and credit of the United States.

Recent Events Regarding FNMA and FHLMC Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants, discussed below, that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. In 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. In 2009, the U.S. Treasury further amended the Senior Preferred Stock Purchase Agreement to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in FNMA’s and FHLMC’s net worth through the end of 2012. In August 2012, the Senior Preferred Stock Purchase Agreement was further amended to, among other things, accelerate the wind down of the retained portfolio, terminate the requirement that FNMA and FHLMC each pay a 10% dividend annually on all amounts received under the funding commitment, and require the submission of an annual risk management plan to the U.S. Treasury.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor. In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

In addition, in a February 2011 report to Congress from the Treasury Department and the Department of Housing and Urban Development, the Obama administration provided a plan to reform America’s housing finance market. The plan would reduce the role of and eventually eliminate FNMA and FHLMC. Notably, the plan does not propose similar significant changes to GNMA, which guarantees payments on mortgage-related securities backed by federally insured or guaranteed loans such as those issued by the Federal Housing Association or guaranteed by the Department of Veterans Affairs. The report also identified three proposals for Congress and the administration to consider for the long-term structure of the housing finance markets after the elimination of FNMA and FHLMC, including implementing: (i) a privatized system of housing finance that limits government insurance to very limited groups of creditworthy low- and moderate-income borrowers; (ii) a privatized system with a government backstop mechanism that would allow the government to insure a larger share of the housing finance market during a future housing crisis; and (iii) a privatized system where the government would offer reinsurance to holders of certain highly-rated mortgage-related securities insured by private insurers and would pay out under the reinsurance arrangements only if the private mortgage insurers were insolvent.

The conditions attached to the financial contribution made by the Treasury to FHLMC and FNMA and the issuance of senior preferred stock place significant restrictions on the activities of FHLMC and FNMA. FHLMC and FNMA must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of FHLMC’s and FNMA’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by FHLMC and FNMA provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of FHLMC and FNMA could be impacted by (among other things) the actions taken and restrictions placed on FHLMC and FNMA by the FHFA in is role as conservator, the restrictions placed on FHLMC’s and FNMA’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at FHLMC and Fannie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by FHLMC and FNMA, including any such mortgage-backed securities held by a Fund.

Risks Associated with Mortgage-Related Securities. There are certain risks associated with mortgage-related securities, such as prepayment risk and default risk. Although there is generally a liquid market for these investments, those certificates issued by private organizations may not be readily marketable. The value of mortgage-related securities depends primarily on the level of interest rates, the coupon rates of the certificates and the payment history of the underlying mortgages. The risk of defaults associated with mortgage-related securities is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

In the case of privately issued mortgage-related and asset-backed securities, the Funds take the position that such instruments do not represent interests in any particular industry or group of industries. If new types of mortgage-related securities are developed and offered to investors, investments in such securities will be considered.

13) Securities Lending

Each Fund may lend its portfolio securities in order to realize additional income. This lending is subject to the Fund’s investment policies and restrictions. A Fund may lend its investment securities so long as (i) the loan is secured by collateral having a market value at all times not less than 102% (105% in the case of certain foreign securities) of the value of the securities loaned, (ii) such collateral is marked to market on a daily basis, (iii) the loan is subject to termination by the Fund at any time, and (iv) the Fund receives reasonable interest on the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on any such investment. The Fund may pay reasonable finders, administrative and custodial fees to persons that are unaffiliated with the Fund for services in connection with loans of portfolio securities. In addition, voting rights may pass with the loaned portfolio securities, but if a material event occurs affecting an investment on loan, the loan will be recalled on a reasonable efforts basis and the securities voted by the Fund. The Bank of New York Mellon serves as the Funds’ securities lending agent.

14) United States Government Obligations

Each Fund may invest in direct obligations of the U.S. Treasury. These obligations include Treasury bills, notes and bonds, all of which have their principal and interest payments backed by the full faith and credit of the U.S. Government.

Each Fund may invest in obligations issued by the agencies or instrumentalities of the United States Government. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the GNMA, the Farmers Home Administration and the Export-Import Bank. For those securities which are not backed by the full faith and credit of the United States, a Fund must principally look to the federal agency guaranteeing or issuing the obligation for ultimate repayment and therefore may not be able to assert a claim against the United States itself for repayment in the event that the issuer does not meet its commitments. The securities in which a Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (a) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (b) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and (c) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

15) Variable Rate Securities

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). The amount of interest to be paid to the holder is typically contingent on another rate (“contingent security”) such as the yield on 90-day Treasury bills. Variable rate securities may also include debt securities which have an interest rate which resets in the opposite direction of the rate of the contingent security.

16) When-Issued Securities

Each Fund may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of these securities is subject to market fluctuation. For fixed-income securities, no interest accrues to a Fund until a settlement takes place. At the time a Fund makes a commitment to purchase securities on a when-issued basis, it will record the transaction, reflect the daily value of the securities when determining its net asset value, and if applicable, calculate the maturity for the purposes of determining the average maturity from the date of the transaction. At the time of settlement, a when-issued security may be valued below the amount of its purchase price.

To facilitate these transactions, each Fund will maintain a segregated account with the custodian containing liquid assets in an amount which is at least equal to the commitments. On the delivery dates of the transactions, a Fund will meet its obligations from assets in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could incur a loss or a gain due to market fluctuation. Furthermore, a Fund may be at a disadvantage if the other party to the transaction defaults. When-issued transactions may allow a Fund to hedge against unanticipated changes in interest rates.

17) Zero Coupon Securities

“Zero coupon” securities are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Zero coupon securities tend to be more volatile than other securities with similar stated maturities, but which make regular payments of either principal or interest.

A Fund is required to accrue and distribute imputed income from zero coupon securities on a current basis, even though it does not receive the income currently. A Fund may have to sell other investments to obtain cash needed to make income distributions, which may reduce a Fund’s assets, increase its expense ratio and decrease its rate of return.

Diversification Requirements for the Funds

Neither Fund intends to meet the diversification requirements of the 1940 Act as in effect from time to time. Currently under the 1940 Act, a “diversified” fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Because each Fund is “non-diversified,” it can invest a greater percentage of its assets in a single issuer or a group of issuers, and, as a result, may be subject to greater credit, market, and other risks than a diversified fund. The poor performance by a single issuer may have a greater impact on the performance of a non-diversified fund. A non-diversified fund’s shares tend to be more volatile than shares of a diversified fund and are more susceptible to the risks of focusing investments in a small number of issuers or industries, and the risks of a single economic, political or regulatory occurrence.

Industry Concentration

The 1940 Act requires the Funds to state the extent, if any, to which they intend to concentrate investments in a particular industry. While the 1940 Act does not define what constitutes “concentration” in an industry, the staff of the SEC takes the position that, in general, investments of more than 25% of a fund’s assets in an industry constitutes concentration. The SEC staff has also taken the position that a policy relating to industry concentration does not apply to investments in “government securities” (as defined in the 1940 Act) or in tax-exempt securities issued by U.S. federal, state and municipal governments or political subdivisions of U.S. federal, state and municipal governments.

Unless otherwise provided, for purposes of determining whether a Fund’s investments are concentrated in a particular industry or group of industries, the term “industry” shall be defined by reference to the Global Industry Classification Standard put forth by S&P and Morgan Stanley Capital International.

Fundamental Investment Restrictions

The following investment restrictions have been adopted by the Trust with respect to the Funds. Except as otherwise stated, these investment restrictions are “fundamental” policies. A “fundamental” policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a “majority of the outstanding voting securities” of the Funds. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

Each Fund:

(1) May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(2) May borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(3) May lend money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(4) May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(5) May purchase and sell commodities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(6) May purchase and sell real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of, or any exemptive order or other relief issued by the SEC or any successor organization or their staff under, such Act, rules or regulations.

(7) May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, and the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, and under regulatory guidance or interpretations of such Act, rules or regulations.

Any restriction on investments or use of assets, including, but not limited to, market capitalization, geographic, rating and/or any other percentage restrictions, set forth in this SAI or the Funds’ Prospectuses shall be measured only at the time of investment, and any subsequent change, whether in the value, market capitalization, rating, percentage held or otherwise, will not constitute a violation of the restriction, other than with respect to investment restriction (2) above related to borrowings by the Funds.

Cyber Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform business and operational functions, investment companies (such as the Funds) and their service providers (including the Investment Manager) may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, a Fund, the Investment Manager, the Subadvisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, affect a Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Cyber-attacks may render records of Fund assets and transactions, shareholder ownership of Fund shares, and other data integral to the functioning of the Fund inaccessible or inaccurate or incomplete. The Funds may also incur substantial costs for cyber security risk management in order to prevent cyber incidents in the future. The Funds and their shareholders could be negatively impacted as a result. While the Investment Manager has established business continuity plans and systems designed to prevent cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. The Funds rely on third-party service providers for many of their day-to-day operations, and will be subject to the risk that the protections and protocols implemented by those service providers will be ineffective to protect the Funds from cyber-attack. Similar types of cyber security risks also are present for issuers of securities in which the Funds invest, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Portfolio Turnover

Generally, the Funds purchase securities for investment purposes and not for short-term trading profits. However, each Fund may sell securities without regard to the length of time that the security is held in the portfolio when the Fund believes the sale is consistent with the Fund’s investment strategies and in the Fund’s best interest to do so. A higher degree of portfolio activity may increase brokerage costs to a Fund and may increase shareholders’ tax liability.

The portfolio turnover rates for the Funds and the Predecessor Funds for the fiscal years ended September 30, 2014 and September 30, 2015 are as follows:

AMG SouthernSun Small Cap Fund

Period Ended	Portfolio Turnover Rate
September 30, 2014	24%
September 30, 2015	31%

AMG SouthernSun U.S. Equity Fund

Period Ended	Portfolio Turnover Rate
September 30, 2014	20%
September 30, 2015	22%

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Funds’ portfolio holdings to third parties, other than disclosures that are consistent with the best interests of shareholders of the Funds. Each Fund will post a complete list of its portfolio holdings, including characteristics for securities held in the Fund based on the entire portfolio (or a portion thereof), as of the last day of each fiscal quarter or semi-annual period 60 calendar days following the end of such period on the Funds’ website. The Chief Compliance Officer of the Funds may designate an earlier or later date for public disclosure of a Fund’s portfolio holdings. In addition, each Fund (i) will disclose the top 10 portfolio holdings and related information on or about 60 calendar days after each fiscal quarter-end, and (ii) may disclose aggregated information about such Fund’s portfolio, including, but not limited to, valuation measures and risk measures, on or about 12 business days after each calendar quarter-end, in each case by posting the information on the Fund’s Website. Other disclosures of portfolio holdings information will only be made following a determination by the Chief Compliance Officer of the Funds that the disclosures are in the best interests of shareholders of the Funds and are for a legitimate business purpose (such as to service providers or broker-dealers in connection with the performance of services for the Funds), and that the recipient is subject to a duty of confidentiality and may not trade in securities on the basis of non-public information that may be included in these disclosures. The Chief Compliance Officer of the Funds will monitor the use of the information disclosed by approved recipients and report to the Board of Trustees at least annually regarding these disclosures, and will identify and address any potential conflicts between the Investment Manager’s interests and those of shareholders of the Funds in connection with these disclosures.

The Trust has arrangements with the persons indicated below to make available information about a Fund’s portfolio securities. The Trust’s policies and procedures prohibit any person or entity from receiving compensation or consideration of any kind in connection with the release of information relating to a Fund’s portfolio holdings.

The Funds may regularly provide non-public portfolio holdings information, including current portfolio holdings information, to the following third parties in the normal course of their performance of services to the Funds: the Subadvisor (SouthernSun); the independent registered public accounting firm (PricewaterhouseCoopers LLP); the Custodian (The Bank of New York Mellon); financial printer (R.R. Donnelley); counsel to the Funds (Ropes & Gray LLP) or counsel to the independent trustees of the Funds (Sullivan & Worcester LLP); regulatory authorities; and securities exchanges and other listing organizations. Disclosures of current portfolio holdings information will be made on a daily basis with respect to the Subadvisor and the Custodian. Disclosures of portfolio holdings information will be made to the Funds’ independent registered public accounting firm and financial printer on a semi-annual basis in connection with the preparation of public filings, and from time to time in the course of Fund operations. Disclosures of portfolio holdings information, including current portfolio holdings information, may be made to counsel to the Funds or counsel to the independent trustees in connection with periodic meetings of the Board of Trustees and otherwise from time to time in connection with Fund operations. In addition, the Funds provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Inc., Morningstar, Inc., Interactive Data Corporation, FactSet, Bloomberg, Wilshire Associates and Vestar Capital Partners. The Funds may disclose non-public current portfolio holdings information to Interactive Data Corporation on a daily basis for valuation purposes, to FactSet and Bloomberg on a daily basis for portfolio holdings analysis, to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis, and to Vestar Capital Partners on a monthly basis for proxy voting purposes. The Funds also provide current portfolio holdings information to Lipper, Inc., Morningstar, Inc. and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

The entities to which the Funds voluntarily disclose portfolio holdings information are required, either by explicit agreement or by virtue of their respective duties to the Funds, to maintain the confidentiality of the information disclosed. There can be no assurance that the Trust’s policies and procedures regarding selective disclosure of the Funds’ portfolio holdings will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and ages are listed below. The Trustees provide broad supervision over the affairs of the Trust and the Funds. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds’ performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

There is no stated term of office for Trustees. Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor in accordance with the Trust’s organizational documents and the Board’s policy that a Trustee retire at the end of the calendar year in which the Trustee reaches the age of 75. The Chairman of the Board, the President, the Treasurer and the Secretary and such other officers as the Trustees may in their discretion from time to time elect each hold office until his or her successor is elected and qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified. Each officer holds office at the pleasure of the Trustees.

Independent Trustees.

The Trustees in the following table are not “interested persons” of the Trust within the meaning of the 1940 Act (“Independent Trustees”). William E. Chapman serves as the Independent Chairman of the Board of Trustees.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Bruce B. Bingham Age: 67	Trustee since 2012	Partner, Hamilton Partners (real estate development firm) (1987-Present)	73	Director of The Yacktman Funds, Inc. (2 portfolios) (2000-2012)	Significant experience as a board member of mutual funds; business experience as a partner of a real estate development and investment firm; familiar with financial statements.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
William E. Chapman, II Age: 74	Trustee since 1999; Independent Chairman; Chairman of the Governance Committee	President and Owner, Longboat Retirement Planning Solutions (1998-Present); Trustee Emeritus of Bowdoin College (2013-Present); Trustee of Bowdoin College (2002-2013); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (2002-2009)	73	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)	Significant experience as a board member of mutual funds; significant executive experience with several financial services firms; continuing service as Independent Chairman of the Board and Chairman of the Trust’s Governance Committee.

Edward J. Kaier Age: 70	Trustee since 1999; Chairman of the Audit Committee	Attorney at Law and Partner, Teeters Harvey Marrone & Kaier LLP (2007-Present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	73	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)	Significant experience as a board member of mutual funds; practicing attorney; continuing service as Chairman of the Trust’s Audit Committee.

Kurt A. Keilhacker Age: 52	Trustee since 2013	Managing Member, TechFund Europe (2000-Present); Managing Member, TechFund Capital (1997-Present); Trustee, Gordon College (2001-Present); Board Member, 6wind SA, (2002-Present); Managing Member, Elementum Ventures (2013-Present)	75	None	Significant board experience, including as a board member of private companies; significant experience as a managing member of private companies; significant experience in the venture capital industry; significant experience as co-founder of a number of technology companies.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Steven J. Paggioli Age: 65	Trustee since 2004	Independent Consultant (2002-Present); Formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	73	Trustee, Professionally Managed Portfolios (43 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel (2008-Present)	Significant board experience, including as a board member of mutual funds; significant executive experience with several financial services firms; former service with financial service regulator; Audit Committee financial expert.

Richard F. Powers III Age: 69	Trustee since 2013	Adjunct Professor, Boston College (2011-Present); President and CEO of Van Kampen Investments Inc. (1998-2003)	73	None	Significant experience as a director of a public company; significant executive experience with several financial services firms; significant experience as President and Chief Executive Officer of a mutual fund complex.

Eric Rakowski Age: 57	Trustee since 1999	Professor, University of California at Berkeley School of Law (1990-Present)	75	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio)	Significant experience as a board member of mutual funds; former practicing attorney; currently professor of law.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Victoria L. Sassine Age: 50	Trustee since 2013	Lecturer, Babson College (2007 – Present)	75	None	Currently professor of finance; significant business and finance experience in strategic financial and operation management positions in a variety of industries; accounting experience in a global accounting firm; experience as a board member of various organizations; Certified Public Accountant (inactive).

Thomas R. Schneeweis Age: 68	Trustee since 2004	Professor Emeritus, University of Massachusetts (2013-Present); Partner, S Capital Management, LLC (2007-Present); President, TRS Associates (1982-Present); Director, CISDM at the University of Massachusetts, (1996-2013); President, Alternative Investment Analytics, LLC, (formerly Schneeweis Partners, LLC) (2001-2013); Professor of Finance, University of Massachusetts (1977-2013); Partner, White Bear Partners, LLC (2007-2010); Partner, Northampton Capital Management, LLC (2004-2010)	73	None	Significant experience as a board member of mutual funds; formerly professor of finance; significant executive experience with several investment partnerships.

Interested Trustee

Ms. Carsman is an “interested person” of the Trust within the meaning of the 1940 Act by virtue of her position with, and interest in securities of, AMG.

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE/ OFFICER	OTHER DIRECTORSHIPS HELD BY TRUSTEE/ OFFICER DURING PAST 5 YEARS	EXPERIENCE, QUALIFICATIONS, ATTRIBUTES, SKILLS FOR BOARD MEMBERSHIP
Christine C. Carsman Age: 63	Trustee since 2011	Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	75	None	Significant business, legal and risk management experience with several financial services firms; former practicing attorney at private law firm; significant experience as an officer of the Trust, including as Chief Legal Officer.

Information About Each Trustee’s Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, and experience, qualifications, attributes or skills for serving as Trustees are shown in the tables above. The summaries relating to the experience, qualifications, attributes and skills of the Trustees are required by the registration form adopted by the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Independent Trustees are counseled by their own separate, independent legal counsel, who participates in Board meetings and interacts with the Investment Manager, and also may benefit from information provided by the Trust’s and the Investment Manager’s legal counsel. Both Independent Trustee and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts, including the Funds’ independent public accounting firm, as appropriate. The Board evaluates its performance on an annual basis.

Officers

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Jeffrey T. Cerutti Age: 47	President and Principal Executive Officer since 2014	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Chief Executive Officer, Aston Asset Management, LLC (2015-Present); Chief Executive Officer and President, Aston Funds (2015-Present); President, VP Distributors (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Keitha L. Kinne Age: 57	Chief Operating Officer since 2007	Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006)

Mark J. Duggan Age: 50	Secretary and Chief Legal Officer since 2015	Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015-Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary, Chief Legal Officer and Sarbanes Oxley Code of Ethics Compliance Officer, Aston Funds (2015-Present); Attorney, K&L Gates, LLP (2009-2015)

Donald S. Rumery Age: 57	Principal Financial Officer since 2008; Chief Financial Officer since 2007; Treasurer since 1999	Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2008-Present); Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005-Present); Treasurer, AMG Funds III (1995-Present); Treasurer, AMG Funds (1999-Present); Treasurer, AMG Funds I, and AMG Funds II (2000-Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007-Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000-2012); Vice President, AMG Funds LLC (1994-2004)

NAME AND AGE	POSITION(S) HELD WITH THE TRUST AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
John C. Ball Age: 40	Assistant Treasurer since 2014	Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Assistant Treasurer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010)

John J. Ferencz Age: 53	Chief Compliance Officer since 2010; Code of Ethics Reporting Officer since 2010; Sarbanes Oxley Code of Ethics Compliance Officer since 2010	Chief Compliance Officer, Code of Ethics Reporting Officer since 2010; Sarbanes Oxley Code of Ethics Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2010-Present); Vice President, Chief Compliance Officer – AMG Family of Funds, AMG Funds LLC (2010-Present); Senior Compliance Analyst, Mutual Funds and Regulatory, GE Asset Management Incorporated (2005-2010)

Patrick J. Spellman Age: 41	Anti-Money Laundering Compliance Officer since 2014	Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011)

Trustee Share Ownership

Name of Trustee	Dollar Range of Equity Securities in the Funds Beneficially Owned as of December 31, 2015	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Family of Investment Companies Beneficially Owned as of December 31, 2015
Independent Trustees:
Bruce B. Bingham	None	Over $100,000
William E. Chapman, II	$10,001 - $50,000	Over $100,000
Edward J. Kaier	None	Over $100,000
Kurt A. Keilhacker	None	Over $100,000
Steven J. Paggioli	$1 - $10,000	Over $100,000
Richard F. Powers III	None	None
Eric Rakowski	None	Over $100,000
Victoria L. Sassine	None	None
Thomas R. Schneeweis	None	$50,001 - $100,000
Interested Trustee:
Christine C. Carsman	None	Over $100,000

Board Leadership Structure and Risk Oversight

The following provides an overview of the leadership structure of the Board of Trustees of AMG Funds (the “Board”) and the Board’s oversight of the Funds’ risk management process. The Board consists of ten Trustees, nine of whom are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). An Independent Trustee serves as Chairman of the Board. In addition, the Board also has two standing committees, the Audit Committee and Governance Committee (the “Committees”) (discussed below), each comprised of all of the Independent Trustees, to which the Board has delegated certain authority and oversight responsibilities.

The Board’s role in management of the Trust is oversight, including oversight of the Funds’ risk management process. The Board meets regularly on at least a quarterly basis and at these meetings the officers of the Funds and the Funds’ Chief Compliance Officer report to the Board on a variety of matters. A portion of each regular meeting is devoted to an executive session of the Independent Trustees, the Independent Trustees’ separate, independent legal counsel, and the Funds’ Chief Compliance Officer, at which no members of management are present. In a separate executive session of the Independent Trustees and the Independent Trustees’ independent legal counsel, the Independent Trustees consider a variety of matters that are required by law to be considered by the Independent Trustees, as well as matters that are scheduled to come before the full Board, including fund governance, compliance, and leadership issues. When considering these matters, the Independent Trustees are advised by their independent legal counsel. The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the Funds.

AMG Funds has retained AMG Funds LLC as the Funds’ investment advisor and administrator. The Investment Manager is responsible for the Funds’ overall administration and operations, including management of the risks that arise from the Funds’ investments and operations. Employees of the Investment Manager serve as several of the Funds’ officers, including the Funds’ President. The Board provides oversight of the services provided by the Investment Manager and the Funds’ officers, including their risk management activities. On an annual basis, the Funds’ Chief Compliance Officer conducts a compliance review and risk assessment and prepares a written report relating to the review that is provided to the Board for review and discussion. The assessment includes a broad-based review of the risks inherent to the Funds, the controls designed to address those risks, and selective testing of those controls to determine whether they are operating effectively and are reasonably designed. In the course of providing oversight, the Board and the Committees receive a wide range of reports on the Funds’ activities, including regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds’ financial accounting and reporting. The Board receives periodic reports from the Funds’ Chief Legal Officer on the Investment Manager’s risk management activities. The Board also receives periodic reports from the Funds’ Chief Compliance Officer regarding the compliance of the Funds with federal and state securities laws and the Funds’ internal compliance policies and procedures. In addition, the Board receives periodic reports from the portfolio managers of the Funds’ subadvisors and the Investment Manager’s investment research team regarding the management of the Funds, including their investment risks. The Board also receives periodic reports from the Funds’ Chief Financial Officer, Chief Operating Officer, and other senior personnel of the Investment Manager regarding the Investment Manager’s general business operations.

Board Committees

As described below, the Board of Trustees has two standing Committees, each of which is chaired by an Independent Trustee. The Board has not established a formal risk oversight committee. However, much of the regular work of the Board and its standing Committees addresses aspects of risk oversight.

Audit Committee

The Board of Trustees has an Audit Committee consisting of all of the Independent Trustees. Edward J. Kaier serves as the chairman of the Audit Committee. Under the terms of its charter, the Audit Committee: (a) acts for the Trustees in overseeing the Trust’s financial reporting and auditing processes; (b) receives and reviews communications from the independent registered public accounting firm relating to its review of the Funds’ financial statements; (c) reviews and assesses the performance, approves the compensation, and approves or ratifies the appointment, retention or termination of the Trust’s independent registered public accounting firm; (d) meets periodically with the independent registered public accounting firm to review the annual audits of the series of the Trust, including the audits of the Funds, and pre-approves the audit services provided by the independent registered public accounting firm; (e) considers and acts upon proposals for the independent registered public accounting firm to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent registered public accounting firm, periodically as the need arises, but not less frequently than annually, matters bearing upon the registered public accounting firm’s status as “independent” under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues of which the Audit Committee is aware that may affect the Trust, the Trust’s financial statements or the amount of any dividend or distribution right, among other matters. The chairman of the Audit Committee or his designee also may carry out the duties of the Board’s pricing oversight committee from time to time. The Audit Committee met two times during the fiscal year ended September 30, 2015.

Governance Committee

The Board of Trustees has a Governance Committee consisting of all of the Independent Trustees. William E. Chapman serves as the chairman of the Governance Committee. Under the terms of its charter, the Governance Committee is empowered to perform a variety of functions on behalf of the Board, including responsibility to make recommendations with respect to the following matters: (i) individuals to be appointed or nominated for election as Independent Trustees; (ii) the designation and responsibilities of the chairperson of the Board (who shall be an Independent Trustee) and Board committees, such other officers of the Board, if any, as the Governance Committee deems appropriate, and officers of the Funds; (iii) the compensation to be paid to Independent Trustees; and (iv) other matters the Governance Committee deems necessary or appropriate. The Governance Committee is also empowered to: (i) set any desired standards or qualifications for service as a Trustee; (ii) conduct self-evaluations of the performance of the Trustees and help facilitate the Board’s evaluation of the performance of the Board at least annually; (iii) oversee the selection of independent legal counsel to the Independent Trustees and review reports from independent legal counsel regarding potential conflicts of interest; and (iv) consider and evaluate any other matter the Governance Committee deems necessary or appropriate. It is the policy of the Governance Committee to consider nominees recommended by shareholders. Shareholders who would like to recommend nominees to the Governance Committee should submit the candidate’s name and background information in a sufficiently timely manner (and in any event, no later than the date specified for receipt of shareholder proposals in any applicable proxy statement of a Fund) and should address their recommendations to the attention of the Governance Committee, c/o the Secretary of the Funds, 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Governance Committee met two times during the fiscal year ended September 30, 2015.

Trustees’ Compensation

For their services as Trustees of the Trust and other funds within the AMG Fund Complex for the fiscal year ended September 30, 2015, the Trustees were compensated as follows:

Compensation Table:

Name of Trustee	Aggregate Compensation from the Funds (a)	Total Compensation from the Fund Complex Paid to Trustees (b)
Independent Trustees:
Bruce B. Bingham	$8,430	$199,064
William E. Chapman II (c)	$10,103	$238,556
Edward J. Kaier (d)	$9,181	$216,787
Kurt A. Keilhacker	$9,023	$213,064
Steven J. Paggioli	$8,430	$199,064
Richard F. Powers III	$8,430	$199,064
Eric Rakowski	$9,150	$216,064
Victoria L. Sassine	$9,087	$214,564
Thomas R. Schneeweis	$8,430	$199,064
Interested Trustee:
Christine C. Carsman	None	None

(a)	Compensation is calculated for the fiscal year ended September 30, 2015. The Trust does not provide any pension or retirement benefits for the Trustees.
(b)	Total compensation includes compensation paid during the 12-month period ended September 30, 2015 for services as a Trustee of the AMG Fund Complex. As of September 30, 2015, each of Messrs. Bingham, Chapman, Kaier, Paggioli, Powers and Schneeweis served as a trustee to 45 funds in the AMG Fund Complex and each of Messrs. Keilhacker and Rakowski and Mses. Sassine and Carsman served as a trustee or director to 47 funds in the AMG Fund Complex. Series of Aston Funds were not part of the AMG Fund Complex during the 12-month period ended September 30, 2015.
(c)	Mr. Chapman received an additional $55,000 annually for serving as the Independent Chairman, which is reflected in the chart above.
(d)	Mr. Kaier received an additional $25,000 annually for serving as the Audit Committee Chairman, which is reflected in the chart above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

The Trust did not know of any person or entity who, as of December 31, 2015, “controlled” (within the meaning of the 1940 Act) either of the Funds.

A person or entity that “controls” a Fund could have effective voting control over the Fund. It may not be possible for matters subject to a vote of a majority of the outstanding voting securities of a Fund to be approved without the affirmative vote of such “controlling” shareholders, and it may be possible for such matters to be approved by such shareholders without the affirmative vote of any other shareholders.

Principal Holders

As of December 31, 2015, the following persons and/or entities owned beneficially or of record 5% or more of the outstanding shares of each of the Funds.

Name and Address	Percent Owned
AMG SouthernSun Small Cap Fund – Institutional Class
Charles Schwab & Co. Inc.	17.61%
Special Custody Account for the
Benefit of Customers
101 Montgomery Street
San Francisco, California 94104-4151
National Financial Services, LLC	16.73%
499 Washington Boulevard, Floor 5
Jersey City, New Jersey 07310-2010
Raymond James	9.26%
Omnibus for Mutual Funds
880 Carillon Parkway
St. Petersburg, Florida 33716
Mitra & Co FBO 98	8.91%
C/O BMO Harris Bank NA
480 Pilgrim Way, Suite 1000
Green Bay, Wisconsin 54304
Strafe & Co.	7.25%
FBO Customer
P.O. Box 6924
Newark, Delaware 19714-6924
RBC Capital Markets LLC	6.98%
Mutual Fund Omnibus Processing
Attn Mutual Fund Ops Manager
60 South Sixth Street PO8
Minneapolis, Minnesota 55402-1110
AMG SouthernSun Small Cap Fund – Investor Class
National Financial Services, LLC	45.59%
499 Washington Boulevard, Floor 5
Jersey City, New Jersey 07310-2010
Charles Schwab & Co. Inc.	21.40%
Special Custody Account for the
Benefit of Customers
101 Montgomery Street
San Francisco, California 94104-4151

First Clearing, LLC	5.03%
Customer
2801 Market Street
St. Louis, Missouri 63103
AMG SouthernSun U.S. Equity Fund – Class C
Charles Schwab & Co. Inc.	18.79%
Special Custody Account FBO Customers
ATTN Mutual Funds
211 Main Street
San Francisco, California 94105-1905
Raymond James	9.93%
Omnibus for Mutual Funds
880 Carillon Parkway
St. Petersburg, Florida 33716
RBC Capital Markets LLC	7.42%
Mutual Fund Omnibus Processing
Attn Mutual Fund Ops Manager
60 South Sixth Street PO8
Minneapolis, Minnesota 55402-1110
AMG SouthernSun U.S. Equity Fund – Institutional Class
Raymond James	26.96%
Omnibus for Mutual Funds
880 Carillon Parkway
St. Petersburg, Florida 33716
Charles Schwab & Co. Inc.	17.44%
Special Custody Account for the
Benefit of Customers
101 Montgomery Street
San Francisco, California 94104-4151
National Financial Services, LLC	14.17%
499 Washington Boulevard, Floor 5
Jersey City, New Jersey 07310-2010
RBC Capital Markets LLC	7.78%
Mutual Fund Omnibus Processing
Attn Mutual Fund Ops Manager
60 South Sixth Street PO8
Minneapolis, Minnesota 55402-1110
AMG SouthernSun U.S. Equity Fund – Investor Class
Raymond James	29.77%
Omnibus for Mutual Funds
880 Carillon Parkway
St. Petersburg, Florida 33716

National Financial Services, LLC	22.78%
499 Washington Boulevard, Floor 5
Jersey City, New Jersey 07310-2010
Charles Schwab & Co. Inc.	13.42%
Special Custody Account for the
Benefit of Customers
101 Montgomery Street
San Francisco, California 94104-4151

The Trust did not know of any person who, as of December 31, 2015, beneficially owned 5% or more of the outstanding shares of any class of any Fund.

Management Ownership

As of January 26, 2016, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of each class of each Fund.

MANAGEMENT OF THE FUNDS

Investment Manager and Subadvisor

The Trustees provide broad supervision over the operations and affairs of the Trust and the Funds. The Investment Manager serves as investment manager to the Funds. The Investment Manager also serves as administrator of each Fund and carries out the daily administration of the Trust and each Fund. The Investment Manager’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. The Investment Manager is a subsidiary of AMG, and a subsidiary of AMG serves as the Managing Member of the Investment Manager. AMG is located at 777 South Flagler Drive, West Palm Beach, Florida 33401. AMG (NYSE: AMG) is a global asset management company with equity investments in leading boutique investment management firms. AMG Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Investment Manager, serves as the distributor to the Funds. The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

The assets of each Fund are managed by a subadvisor selected by the Investment Manager, subject to the review and approval of the Trustees. SouthernSun was selected by the Investment Manager to serve as subadvisor of each Fund, subject to the review and approval of the Board of Trustees. As of December 31, 2015, SouthernSun had approximately $4.5 billion in assets under management. SouthernSun’s address is 6070 Poplar Avenue, Suite 300, Memphis, Tennessee 38119. AMG indirectly owns a majority interest in SouthernSun.

The Investment Manager recommends subadvisors for the Funds to the Trustees based upon continuing quantitative and qualitative evaluation of each subadvisor’s skills in managing assets subject to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in hiring or terminating a subadvisor, and the Investment Manager does not expect to make frequent changes of subadvisors. The Investment Manager and its corporate predecessors have over 20 years of experience in evaluating subadvisors for individuals and institutional investors.

For its investment management services, the Investment Manager receives an investment management fee from each Fund. The Investment Manager uses all of the investment management fee it receives from each Fund to pay the subadvisory fees of SouthernSun. Because SouthernSun is an affiliate of the Investment Manager, the Investment Manager indirectly benefits from the compensation received by SouthernSun.

The Subadvisor has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Funds’ investment objectives, policies and restrictions. Generally, the services that the Subadvisor provides to the Funds are limited to asset management and related record keeping services.

The Subadvisor or an affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups/markdowns, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the rules thereunder, and the terms of any exemptive order issued by the SEC. The Board of Trustees has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the Fund’s Subadvisor participates. For underwritings where a Subadvisor affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

The Subadvisor may also serve as a discretionary or non-discretionary investment advisor to management or advisory or other accounts which are unrelated in any manner to the Funds or the Investment Manager and its affiliates.

Investment Management and Subadvisory Agreements

The Investment Manager serves as investment manager to the Funds pursuant to an investment management agreement with the Trust (the “Investment Management Agreement”). The Investment Management Agreement permits the Investment Manager to engage, from time to time, one or more subadvisors to assist in the performance of its services. Pursuant to the Investment Management Agreement, the Investment Manager has entered into a Subadvisory Agreement with SouthernSun with respect to the Funds (the “Subadvisory Agreement”).

The Investment Management Agreement and the Subadvisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the applicable Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or “interested persons” (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

The Investment Management Agreement and the Subadvisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act), by the Investment Manager or (in the case of the Subadvisory Agreement) by the Subadvisor on 60 days’ written notice to the other party. The Investment Management Agreement and the Subadvisory Agreement terminate automatically in the event of assignment, as defined in the 1940 Act and the regulations thereunder.

The Investment Management Agreement provides that the Investment Manager is specifically responsible for the following advisory and/or administrative services:

•	developing and furnishing continuously an investment program and strategy for each Fund in compliance with the Fund’s investment objective and policies as set forth in the Trust’s current Registration Statement;

•	providing research and analysis relative to the investment program and investments of each Fund;

•	determining (subject to the overall supervision and review of the Board) what investments shall be purchased, held, sold or exchanged by each Fund and what portion, if any, of the assets of each Fund shall be held in cash or cash equivalents;

•	making changes on behalf of the Trust in the investments of the Funds;

•	furnishing to the Trust necessary assistance in the preparation of all reports now or hereafter required by federal or other laws, and the preparation of prospectuses, registration statements and amendments thereto that may be required by federal or other laws or by the rules or regulations of any duly authorized commission or administrative body;

•	furnishing to the Trust office space in the offices of the Investment Manager, or in such other place or places as may be agreed upon from time to time, and all necessary office facilities, simple business equipment, supplies, utilities and telephone service; and

•	furnishing to the Trust all executive and administrative personnel necessary for managing the affairs of the Trust, including personnel to perform clerical, bookkeeping, accounting and other office functions.

Under the Subadvisory Agreement, the Subadvisor manages all or a portion of a Fund’s portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund’s investment objective, policies, and investment restrictions. The Subadvisor provides these services subject to the general supervision of the Investment Manager and the Trust’s Board of Trustees. The provision of investment advisory services by the Subadvisor to a Fund will not be exclusive under the terms of the Subadvisory Agreement, and the Subadvisor will be free to and expects to render investment advisory services to others.

In performing the functions set forth above and supervising the Subadvisor, the Investment Manager:

•	performs periodic detailed analysis and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation analysis and review of portfolio and other compliance matters and a review of the Subadvisor’s investment performance in respect of each Fund;

•	prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request;

•	reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board;

•	reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board;

•	performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor;

•	assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement with the Subadvisor and annual consideration of the Subadvisory Agreement thereafter;

•	prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board;

•	identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board;

•	designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and

•	performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law.

The Funds pay all expenses not borne by the Investment Manager or Subadvisor including, but not limited to, the charges and expenses of the Funds’ custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trust’s Independent Trustees, 12b-1 fees, if any, all brokerage commissions, transfer taxes and transaction taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of a Fund’s shares under federal and state securities laws, all expenses of shareholders’ and Trustees’ meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Subadvisor or their affiliates, other than affiliated registered investment companies. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

The Subadvisory Agreement requires the Subadvisor to provide fair and equitable treatment to the Funds in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Subadvisor to acquire for the Funds a position in any investment that any of the Subadvisor’s other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

Although the Subadvisor makes investment decisions for the Funds independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and other clients of the Subadvisor are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a formula considered equitable by the Subadvisor. In specific cases, this system could have an adverse effect on the price or volume of the security to be purchased or sold by a Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

The Investment Management Agreement provides that, in the absence of willful misfeasance, bad faith, negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to the Funds or any Fund shareholder for any act or omission in the course of, or connected with, the matters to which the Investment Management Agreement relates. The Subadvisory Agreement provides that the Subadvisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Subadvisory Agreement, except by reason of the Subadvisor’s willful misfeasance, bad faith, or negligence in the performance of its duties, or by reason of the Subadvisor’s reckless disregard of its obligations and duties under the Subadvisory Agreement.

The Trust may rely on an exemptive order from the SEC that, subject to compliance with its conditions, would permit the Investment Manager to enter into subadvisory agreements with unaffiliated subadvisors without shareholder approval. Under the terms of this exemptive order, the Investment Manager is able, subject to certain conditions (including a 90-day notification requirement discussed below) and approval by the Trustees but without shareholder approval, to employ new unaffiliated subadvisors for a Fund, change the terms of the subadvisory agreement for an unaffiliated subadvisor, or continue the employment of an unaffiliated subadvisor after events that under the 1940 Act and the subadvisory agreement would be deemed to be an automatic termination of the subadvisory agreement provided that the Investment Manager provides notification to shareholders within 90 days of the hiring of an unaffiliated subadvisor. The Investment Manager, subject to oversight by the Trustees, has ultimate responsibility to oversee the subadvisors and recommend their hiring, termination, and replacement. Although shareholder approval will not be required for the termination of subadvisory agreements, shareholders of a Fund will continue to have the right to terminate such subadvisory agreements for the Fund at any time by a vote of a majority of the outstanding voting securities of the Fund. The Investment Manager may not change a subadvisor to the Funds without approval of the Trust’s Board of Trustees and, to the extent required by the 1940 Act, shareholder approval.

Compensation of the Investment Manager and the Subadvisor

As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee equal to 0.85% of the value of the net assets of the Fund. The amount of management fee is computed daily and may be paid monthly.

As compensation for the investment management services rendered to each Fund and related expenses under the Subadvisory Agreement, the Investment Manager has agreed to pay SouthernSun all of the investment management fees (net of all mutually agreed upon fee waivers and reimbursements) it receives for managing each Fund, which is also computed daily and paid monthly based on the average daily net assets of the respective Fund. The fees paid to SouthernSun are paid out of the fees the Investment Manager receives from each Fund and do not increase a Fund’s expenses.

With respect to each of the Funds, the Subadvisor has agreed to reimburse the Investment Manager for certain fees and expenses incurred by the Investment Manager or Distributor on behalf of the Funds, by the Investment Manager, or by the Distributor, which may include, but are not limited to, administration fees, shareholder servicing fees and distribution-related expenses.

Investment Management Fees Paid by the Funds. Investment management fees paid to the Investment Manager by the Funds for advisory services for the period from March 31, 2014 through September 30, 2014 and the fiscal year ended September 30, 2015 are as follows. The Investment Manager may voluntarily agree to waive or reimburse a portion of its management fee from time to time. Any voluntary waiver or reimbursement by the Investment Manager may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager.

Fund	Total	Waived/ Reimbursed	Net
AMG SouthernSun Small Cap Fund
Fiscal Year Ended September 30, 2015	$5,632,952	$5,236	$5,627,716
Period from March 31, 2014 through September 30, 2014	$3,698,481	$4,768	$3,693,713
AMG SouthernSun U.S. Equity Fund
Fiscal Year Ended September 30, 2015	$7,144,262	$27,014	$7,117,248
Period from March 31, 2014 through September 30, 2014	$2,505,585	$4,636	$2,500,949

*	As further described under “Purchase, Redemption and Pricing of Shares – Exchange of Shares” below, an investor may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment advisor, respectively, that provide for a cash payment to the Investment Manager that compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services. The Investment Manager has voluntarily agreed to waive or reimburse a portion of its management fee in the amount of the cash payments it receives under these agreements, amounts which are reflected in the table as amounts waived/reimbursed. Any such voluntary waiver or reimbursement is not recoverable by the Investment Manager from a Fund under the expense limitations described under “Expense Limitations” below. See “Purchase, Redemption and Pricing of Shares – Exchange of Shares” below for more information on the JPMorgan Fund and the Service Agreement and Supplemental Payment Agreement.

Subadvisory Fees Paid by the Investment Manager. Fees paid by the Investment Manager to the Subadvisor for subadvisory services with respect to the Funds for the period from March 31, 2014 through September 30, 2014 and the fiscal year ended September 30, 2015 are as follows. The Subadviser may voluntarily agree to waive or reimburse a portion of its subadvisory fee from time to time. Any voluntary waiver or reimbursement by the Subadviser may be terminated or reduced in amount at any time and solely in the discretion of the Subadviser.

AMG SouthernSun Small Cap Fund	Gross
Fiscal Year Ended September 30, 2015	$5,632,952
Period from March 31, 2014 through September 30, 2014	$3,698,481

AMG SouthernSun U.S. Equity Fund	Gross
Fiscal Year Ended September 30, 2015	$7,144,262
Period from March 31, 2014 through September 30, 2014	$2,505,585

Predecessor Fund Advisory Agreement. Pursuant to an advisory agreement (the “Predecessor Fund Advisory Agreement”) between SouthernSun and Northern Lights Fund Trust (“NLFT”), with respect to the Predecessor Funds (which was terminated on or about March 31, 2014), as compensation for providing continuous investment advisory services to the Predecessor Funds, each Predecessor Fund paid SouthernSun a monthly fee at the annual rate of 0.85% on average daily net assets. SouthernSun had contractually agreed to waive its management fees and/or to make payments to limit Predecessor Fund expenses so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, borrowing costs (such as interest and dividend expense on securities sold short), brokerage fees and commissions, acquired fund fees and expenses, or extraordinary expenses such as litigation (the “Excepted Expenses”)) of the Predecessor Funds did not exceed the percentages in the table below.

Waiver/reimbursement was subject to possible recoupment by SouthernSun from the Predecessor Funds in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment could be achieved within the foregoing expense limits (the “Recoupment Payments”). No reimbursement amounts were paid to SouthernSun in any fiscal quarter unless NLFT’s Board of Trustees determined in advance that a reimbursement was in the best interest of the Predecessor Funds and each Predecessor Fund’s shareholders. The agreement was terminable only by NLFT’s Board of Trustees, on 60 days written notice to SouthernSun or upon termination of the respective Predecessor Fund’s investment advisory agreement with SouthernSun.

Fund	Expense Cap
Predecessor SouthernSun Small Cap Fund – Investor Class shares	1.50%
Predecessor SouthernSun Small Cap Fund – Institutional Class shares	1.25%
Predecessor SouthernSun U.S. Equity Fund – Investor Class shares	1.34%
Predecessor SouthernSun U.S. Equity Fund – Institutional Class shares	1.09%
Predecessor SouthernSun U.S. Equity Fund – Class C shares	2.09%

Pursuant to the Predecessor Fund Advisory Agreement, the Predecessor Funds paid the following advisory fees to SouthernSun for the fiscal year ended September 30, 2013 and the period from October 1, 2013 through March 30, 2014:

Predecessor SouthernSun Small Cap Fund
Period from October 1, 2013 through March 30, 2014	$3,493,765
Fiscal Year Ended September 30, 2013	$4,716,277
Predecessor SouthernSun U.S. Equity Fund
Period from October 1, 2013 through March 30, 2014	$1,376,003
Fiscal Year Ended September 30, 2013	$504,008

SouthernSun did not waive fees or pay or reimburse expenses of the Predecessor SouthernSun Small Cap Fund for the period from October 1, 2013 through March 30, 2014 or the fiscal year ended September 30, 2013. SouthernSun received Recoupment Payments totaling $80,638 from the Predecessor SouthernSun U.S. Equity Fund for the period from October 1, 2013 through March 30, 2014, and waived fees and/or paid or reimbursed expenses with respect the Predecessor SouthernSun U.S. Equity Fund totaling $142,517 for the fiscal year ended September 30, 2013.

In connection with the Reorganizations, AMG SouthernSun U.S. Equity Fund agreed to assume the obligation of the Predecessor SouthernSun U.S. Equity Fund to pay SouthernSun the Recoupment Payments with respect to the Predecessor SouthernSun U.S. Equity Fund, subject to the limitations set forth below. Accordingly, from time to time hereafter, the Trust, on behalf of AMG SouthernSun U.S. Equity Fund, will be obligated to pay SouthernSun the Recoupment Payments with respect to the Investor Class, Institutional Class or Class C shares of AMG SouthernSun U.S. Equity Fund, provided that the amount of such Recoupment Payments in any year, together with all other expenses of the Investor Class, Institutional Class or Class C shares of AMG SouthernSun U.S. Equity Fund, in the aggregate, would not cause the total annual operating expenses (exclusive of Excepted Expenses) of the Investor Class, Institutional Class and Class C shares of AMG SouthernSun U.S. Equity Fund, as applicable, in any such year to exceed 1.32% for Investor Class, 1.07% for Institutional Class and 2.07% for Class C shares, and provided further that no Recoupment Payments by the Trust will be made with respect to amounts paid, waived or reimbursed by SouthernSun more than three (3) years (determined on a rolling basis) after the amounts have been paid, waived and/or reimbursed. The Trust, on behalf of AMG SouthernSun U.S. Equity Fund, made Recoupment Payments to SouthernSun totaling $160,182 for the period from March 31, 2014 through September 30, 2014. The Trust made no Recoupment Payments on behalf of AMG SouthernSun U.S. Equity Fund to SouthernSun for the fiscal year ended September 30, 2015.

Expense Limitations

From time to time, the Investment Manager may agree to limit a Fund’s expenses by agreeing to waive all or a portion of the investment management fee and certain other fees it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount (i.e., an “expense limitation”). The Investment Manager may waive all or a portion of its fees and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by the Subadvisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to a Fund, or attempting to make a Fund’s performance more competitive as compared to similar funds. The effect of any contractual expense limitations in effect at the date of this SAI is reflected in the tables below and, if applicable, in the Annual Fund Operating Expenses table (including footnotes thereto) located in the front of each Fund’s Prospectus. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to a Fund’s contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund’s Net Annual Fund Operating Expenses (exclusive of the items noted in the Fund’s Prospectus) to exceed its contractual expense limitation amount. In general, contractual expense limitations are only terminated at the end of a term, and shareholders will generally be notified of any change on or about the time that it becomes effective. All fees waived and/or expenses reimbursed to the Funds for the period from March 31, 2014 through September 30, 2014 and the fiscal year ended September 30, 2015 are as follows:

AMG SouthernSun Small Cap Fund
Fiscal Year Ended September 30, 2015	$0
Period from March 31, 2014 through September 30, 2014	$0

AMG SouthernSun U.S. Equity Fund
Fiscal Year Ended September 30, 2015	$0
Period from March 31, 2014 through September 30, 2014	$0

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration and shareholder servicing agreement (the “Fund Administration Agreement”) between the Trust and the Investment Manager. For more information about the Fund Administration Agreement, see “Administrative Services” below.

Portfolio Manager of the Funds (information as of September 30, 2015)

SouthernSun supervises the investment portfolio of the Funds, directing the purchase and sale of investment securities in the day-to-day management of the Funds. Michael W. Cook, Sr. manages each Fund’s portfolio as the portfolio manager primarily responsible for the day-to-day management of each Fund.

Other Accounts Managed by the Portfolio Manager

Portfolio Manager: Michael W. Cook, Sr.

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	4	$1,455.60	None	$0
Other Pooled Investment Vehicles	4	$199.80	None	$0
Other Accounts	3,186	$3,320.96	None	$0

Potential Material Conflicts of Interest

In limited instances, SouthernSun may enter into performance fee arrangements with qualified clients and these fees are subject to negotiation on a client by client basis. In addition, SouthernSun’s standard fee schedule describes its asset based fee method. Therefore, SouthernSun manages both asset based fee accounts and performance based fee account(s).

Because SouthernSun may manage these two types of accounts at the same time, a conflict of interest arises where performance-based fee arrangements may create an incentive for SouthernSun to recommend investments which may be different than those which would be recommended under its standard fee arrangement. Such fee arrangements also create an incentive to favor higher fee paying accounts over other accounts in the allocation of investment opportunities. SouthernSun has implemented policies and procedures to ensure that all clients are treated fairly and seeks to prevent this conflict from influencing the allocation of investment opportunities among clients.

Portfolio Manager Compensation

Mr. Cook, Sr. receives a fixed salary, retirement plan and other fringe benefit arrangements from SouthernSun in addition to his ownership interest in SouthernSun.

Portfolio Manager’s Ownership of Fund Shares

AMG SouthernSun Small Cap Fund

Mr. Cook, Sr.	$100,001 to $500,000

AMG SouthernSun U.S. Equity Fund

Mr. Cook, Sr.	$10,001 to $50,000

Proxy Voting Policy

Proxies for a Fund’s portfolio securities are voted in accordance with the Subadvisor’s proxy voting policies and procedures, which are set forth in Appendix B to this SAI, except that for a proxy with respect to shares of (i) an unaffiliated money market fund used as a cash management vehicle (a “Cash Sweep Fund”), the Investment Manager typically votes the proxy as recommended by the Cash Sweep Fund’s directors; and (ii) an ETF held by a Fund, in connection with an SEC exemptive order on which the Fund relies with respect to the ETF, the Investment Manager may vote the proxy in the same proportion as the vote of all other holders of shares of the ETF.

Information regarding how each Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30 is available: (i) without charge, upon request, by calling 1-(800) 835-3879; and (ii) on the SEC’s Website at http://www.sec.gov.

Codes of Ethics

The Trust, the Investment Manager, the Distributor and the Subadvisor have adopted codes of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics, which generally permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by a Fund, contain procedures that are designed to avoid the conflicts of interest that may be presented by personal securities investing.

Administrative Services

Under the Fund Administration Agreement between the Trust and the Investment Manager, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for each Fund. For these services, each Fund will pay the Investment Manager an annual administrative fee of 0.05% of the Fund’s average daily net assets. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 120 days’ prior written notice to the Trust, and by the Trust upon at least 30 days’ prior written notice to the Investment Manager.

Fees paid under the Fund Administration Agreement by the Funds to the Investment Manager for administrative services for the period from March 31, 2014 through September 30, 2014 and the fiscal year ended September 30, 2015 are as follows:

AMG SouthernSun Small Cap Fund
Fiscal Year Ended September 30, 2015	$331,350
Period from March 31, 2014 through September 30, 2014	$286,111

AMG SouthernSun U.S. Equity Fund
Fiscal Year Ended September 30, 2015	$420,251
Period from March 31, 2014 through September 30, 2014	$182,297

Pursuant to a Fund Services Agreement (the “Predecessor Fund Services Agreement”) (which was terminated on or about March 31, 2014), Gemini Fund Services, LLC (“Gemini”) provided certain administrative, accounting and transfer agency services to the Predecessor Funds.

As compensation for providing certain administrative services, Gemini received from each Predecessor Fund a fee equal to the greater of a minimum fee of $20,000 or 0.03% on the first $100 million of net assets, 0.02% on the next $300 million of net assets and 0.01% on net assets greater than $400 million. Gemini was also entitled to payment for any out-of-pocket expenses pursuant to the Predecessor Fund Services Agreement.

Pursuant to the Predecessor Fund Services Agreement, the Predecessor Funds paid the following amount for administrative services for the fiscal year ended September 30, 2013 and the period from October 1, 2013 through March 30, 2014:

Predecessor SouthernSun Small Cap Fund
Period from October 1, 2013 through March 30, 2014	$76,635
Fiscal Year Ended September 30, 2013	$132,569

Predecessor SouthernSun U.S. Equity Fund
Period from October 1, 2013 through March 30, 2014	$50,044
Fiscal Year Ended September 30, 2013	$36,851

Pursuant to an Interim Fund Services Agreement (the “Interim Fund Services Agreement”), Gemini provided certain administrative services to the Funds from March 31, 2014 through May 31, 2014. As compensation for providing certain administrative services, Gemini received from each Fund a base fee equal to $7,500. Gemini was also entitled to payment for any out-of-pocket expenses pursuant to the Interim Fund Services Agreement. AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund paid Gemini $22,947 and $34,743, respectively, pursuant to the Interim Fund Services Agreement.

Distribution Arrangements

Under a Distribution Agreement (the “Distribution Agreement”) between the Trust and the Distributor, the Distributor serves as the principal distributor and underwriter for the Funds. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangements discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of each Fund’s Prospectus for sales purposes and any advertising or sales literature. Any costs and expenses not allocated to the Distributor shall be borne by the Investment Manager or an affiliate of the Investment Manager as agreed upon between the Distributor and the Investment Manager from time to time. The Distributor is not obligated to sell any specific amount of shares of the Funds.

The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution Agreement remains in effect for one year from the date of its execution and thereafter from year to year, provided that each such continuance is specifically approved at least annually (i) by vote of the Trustees of the Trust and (ii) by vote of a majority of the Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement or any plan adopted by the Trust under Rule 12b-1 under the 1940 Act, cast in person at a meeting called for the purpose of voting on the Distribution Agreement.

For sales of Fund shares, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold shares of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. All of the above payments will be made pursuant to the Rule 12b-1 distribution and service plan described below and possibly supplemented by payments by the Distributor or its affiliates out of their own assets, or, in the case of such shares that are not subject to a Rule 12b-1 distribution and service plan, only by the Distributor or its affiliates out of their own assets.

The Distributor’s principal address is 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830.

Rule 12b-1 Distribution and Service Plan. The Trust has adopted a distribution and service plan with respect to the Investor Class shares of AMG SouthernSun Small Cap Fund and the Class C and Investor Class shares of AMG SouthernSun U.S. Equity Fund (the “Plan”), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. All shares of the Funds are sold without a front end or contingent deferred sales load and Institutional Class shares of the Funds are not subject to the expenses of any Rule 12b-1 distribution and service plan.

Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing Fund shareholders. The Plan authorizes payments to the Distributor of up to 1.00% annually of AMG SouthernSun U.S. Equity Fund’s average daily net assets attributable to its Class C shares. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to its Investor Class shares.

The Plan further provides for periodic payments by the Trust or the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class C or Investor Class shares of AMG SouthernSun U.S. Equity Fund and Investor Class shares of AMG SouthernSun Small Cap Fund under the Plan for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plan, the Distributor provides to each Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of the Plan, they will review the level of compensation the Plan provides in considering the continued appropriateness of the Plan.

Under its terms, the Plan remains in effect from year to year provided such continuance is approved annually by vote of the Trustees, including the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or any related agreements, cast in person at a meeting called for the purpose of voting on such continuance. The Plan may not be amended to increase materially the amount to be spent under the Plan without approval of the shareholders of the affected Fund, and material amendments to the Plan must also be approved by the Trustees in a manner described therein. The Plan may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operations of the Plan or any related agreements, or by a vote of a majority of the outstanding voting securities of the applicable Fund (as that term is defined in the 1940 Act). The Plan will automatically terminate in the event of its assignment.

For the fiscal year ended September 30, 2015, Investor Class shares of AMG SouthernSun Small Cap Fund and Investor Class and Class C shares of AMG SouthernSun U.S. Equity Fund paid the following amounts under the Plan:

	Investor Class	Class C
AMG SouthernSun Small Cap Fund	$726,240	N/A
AMG SouthernSun U.S. Equity Fund	$221,967	$356,992

Custodian

The Bank of New York Mellon, a subsidiary of The Bank of New York Mellon Corporation (the “Custodian”), 2 Hanson Place, Brooklyn, New York 10286, is the custodian for the Funds. The Custodian is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the SEC.

Transfer Agent

BNY Mellon Investment Servicing (US) Inc., P.O. Box 9769, Providence, Rhode Island 02940-9769 (the “Transfer Agent”), is the transfer agent for the Funds and the sub-transfer agent for the ManagersChoice® asset allocation program and also serves as the dividend disbursing agent for the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, Massachusetts 02210, is the independent registered public accounting firm for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each Fund, assists in the preparation and/or review of each Fund’s federal and state income tax returns and may provide other audit, tax and related services.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Subadvisory Agreement provides that the Subadvisor places all orders for the purchase and sale of securities that are held in a Fund’s portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Subadvisor to seek to obtain best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Subadvisor shall consider all factors that it deems relevant when assessing best price and execution for the Funds, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Subadvisor is authorized by the Trustees to consider the “brokerage and research services” (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Subadvisor is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Subadvisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Subadvisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Subadvisor. Each Fund may purchase and sell portfolio securities through brokers who provide the Subadvisor with research services. Brokerage commissions may be used for the general benefit of all other clients of the Subadvisor where legally and contractually permissible.

The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by the Subadvisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Subadvisor.

The fees of the Subadvisor are not reduced by reason of its receipt of such brokerage and research services. Generally, the Subadvisor does not provide any services to a Fund except portfolio investment management and related record keeping services. The Investment Manager may request that the Subadvisor employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

Brokerage Commissions

For the fiscal year ended September 30, 2013 and the period from October 1, 2013 through March 30, 2014, the Predecessor Funds paid the following brokerage fees:

Predecessor SouthernSun Small Cap Fund	Commissions Paid
Period from October 1, 2013 through March 30, 2014	$139,409
Fiscal Year Ended September 30, 2013	$331,167

Predecessor SouthernSun U.S. Equity Fund*	Commissions Paid
Period from October 1, 2013 through March 30, 2014	$127,711
Fiscal Year Ended September 30, 2013	$137,161

For the period from March 31, 2014 through September 30, 2014 and the fiscal year ended September 30, 2015, the Funds paid the following brokerage fees:

AMG SouthernSun Small Cap Fund	Commissions Paid
Fiscal Year Ended September 30, 2015	$369,360
Period from March 31, 2014 through September 30, 2014	$92,583

AMG SouthernSun U.S. Equity Fund*	Commissions Paid
Fiscal Year Ended September 30, 2015	$418,868
Period from March 31, 2014 through September 30, 2014	$236,705

*	The increase in the brokerage fees paid by the AMG SouthernSun U.S. Equity Fund and the Predecessor SouthernSun U.S. Equity Fund for the fiscal year ended September 30, 2015 from the fiscal year ended September 30, 2013 was the result of an increase in assets in the Fund, which led to an increase in trading.

Brokerage Recapture Arrangements

The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Funds may be directed by the Funds to pay expenses of the Funds. Consistent with its policy and principal objective of seeking best price and execution, the Subadvisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Funds. There is no specific amount of brokerage that is required to be placed through such brokers. In all cases, brokerage recapture arrangements relate solely to expenses of the Funds and not to expenses of the Investment Manager or the Subadvisor.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchasing Shares

Investors may open accounts directly with the Funds or through their financial planners or investment professionals, or directly with the Trust in circumstances as described in the current Prospectuses. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

Certain investors may purchase or sell a Fund’s shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services. Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor’s name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations and others may receive compensation from the Investment Manager, the Subadvisor and/or the Distributor out of their legitimate profits in exchange for selling shares or for record keeping or other shareholder related services.

Purchase orders received by the Trust by 4:00 p.m. New York time at the address listed in the current Prospectuses on any day that the New York Stock Exchange (“NYSE”) is open for business will receive the net asset value computed that day. Purchase orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Investment Manager will also receive that day’s offering price, provided that the orders the processing organization transmits to the Investment Manager were received in proper form by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectuses will be promptly forwarded to the Transfer Agent.

Federal funds or bank wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations that have entered into contractual arrangements with the Trust. Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

To ensure that checks are collected by the Trust, if shares purchased by check or by Automated Clearing House funds (“ACH”) are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. However, during this 15 calendar day period, such shareholder may exchange such shares into any series of the Trust, AMG Funds I, AMG Funds II or AMG Funds III, subject to applicable restrictions such as minimum investment amounts. The 15 calendar day holding period for redemptions would still apply to shares received through such exchanges.

If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. The Funds and the Distributor reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder’s account on the Trust’s books maintained by the Transfer Agent.

Redeeming Shares

Any redemption orders received in proper form by the Trust before 4:00 p.m. New York time on any day that the NYSE is open for business will receive the net asset value determined at the close of regular business of the NYSE on that day. Redemption orders received after 4:00 p.m. from certain processing organizations that have entered into contractual arrangements with the Funds will also be redeemed at the net asset value computed that day, provided that the orders the processing organization transmits to a Fund were received in proper form by the processing organization before 4:00 p.m.

Redemption orders received after 4:00 p.m. New York time will be redeemed at the net asset value determined at the close of trading on the next business day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectuses will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. The Funds will deduct a redemption/exchange fee (the “Redemption/Exchange Fee”) of 2.00% from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. The Redemption/Exchange Fee may not apply in certain circumstances, as described in each Fund’s Prospectus. For the purpose of determining whether a redemption is subject to the Redemption/Exchange Fee, redemptions of shares of each Fund are conducted in a first in/first out (“FIFO”) basis such that shares with the longest holding period will be redeemed first and shares with the shortest holding period will be redeemed last.

The Trust reserves the right to redeem a shareholder account if its value (i) falls below $500 for Investor Class shares of AMG SouthernSun Small Cap Fund or Investor Class shares or Class C shares of AMG SouthernSun U.S. Equity Fund, or $25,000 for Institutional Class shares of AMG SouthernSun Small Cap Fund or AMG SouthernSun U.S. Equity Fund due to redemptions the shareholder makes, or (ii) is below $100, but, in each case, not until after the Fund gives the shareholder at least 60 days’ notice and the opportunity to increase the account balance to the minimum account balance amount. Whether the Trust will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

If the Trust determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with applicable law. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash and the assets will be subject to market and other risks until they are sold. The method of valuing portfolio securities is described under “Net Asset Value” below, and such valuation will be made as of the same time the redemption price is determined.

Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder’s taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder’s account. In addition, if shares purchased by check or ACH are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 calendar days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for business other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares

As described in each Fund’s Prospectus, an investor may exchange shares of a Fund for shares of the same class of other funds in the Trust or for shares of other funds managed by the Investment Manager, subject to the applicable investment minimum. Not all funds managed by the Investment Manager offer all classes of shares or are open to new investors. In addition to exchanging into other funds managed by the Investment Manager as described above, an investor also may exchange shares of the Funds through the Investment Manager for shares in the Agency share class of the JPMorgan Fund (see below for more information about the JPMorgan Fund). Because an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. The value of the shares exchanged must meet the minimum purchase requirement of the fund and class for which you are exchanging them, except that there is no minimum purchase requirement to exchange into the JPMorgan Fund. The Funds will apply and deduct the Redemption/Exchange Fee of 2.00% from the proceeds of any redemption by exchange if the exchange occurs within 60 days of the purchase of those shares. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund’s minimum investment amount. Settlement on the purchase of shares of another fund will occur when the proceeds from the redemption become available. Shareholders subject to federal income tax may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time, subject to applicable law. Holding your shares through a financial intermediary, such as a broker, may affect your ability to use the exchange privilege or other investor services.

The JPMorgan Fund is advised, offered and distributed by JPMorgan Asset Management and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in each Fund’s Prospectus, subject to the restrictions above. The Investment Manager has entered into a Service Agreement and Supplemental Payment Agreement with the JPMorgan Fund’s distributor and investment advisor, respectively, that provide for a cash payment to the Investment Manager with respect to the average daily net asset value of the total number of shares of the JPMorgan Fund held by customers investing through the Investment Manager. This cash payment compensates the Investment Manager for providing, directly or through an agent, administrative, sub-transfer agent and other shareholder services, and not investment advisory or distribution related services.

Cost Basis Reporting

Upon the sale, redemption or exchange of Fund shares, the Funds or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide you and the Internal Revenue Service (“IRS”) with cost basis and certain other related tax information about the Funds’ shares you redeemed or exchanged. See the Funds’ Prospectuses for more information.

Net Asset Value

Each class of shares computes its net asset value (“NAV”) once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York time. The NAV will not be computed on the day the following legal holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day,

Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Funds may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York time.

The NAV per share of each class of a Fund is equal to the value of the class’s net worth (assets minus liabilities) divided by the number of shares outstanding for that class. Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the OTC market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price as of the close of the regular trading hours of the primary market or the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities. In addition, if a foreign exchange or market is closed on a day when the NYSE is open, the value of a security that is traded in the affected foreign exchange or market is the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities, if available, or the last value assigned to the security on the immediately preceding valuation date (unless such value is deemed to be unreliable). Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. In addition, certain foreign fixed income securities purchased with a remaining maturity exceeding 60 days may be valued at the value obtained for the security in accordance with the Trust’s procedures for fair valuation of foreign securities. Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level. Notwithstanding the foregoing, foreign currency exchange contracts, subscription stock rights and other redeemable securities with predetermined values, shares of open end regulated investment companies (excluding ETFs), foreign currencies, IPOs and financial derivatives will be valued in accordance with the Fund’s valuation procedures adopted from time to time. The Funds’ portfolio instruments are generally valued using independent pricing services approved by the Board. In the event that the market quotation, price or market based valuation for a portfolio instrument is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances, the portfolio instrument may be valued at fair value, as determined in good faith and pursuant to procedures established by and under the general supervision of the Board. All portfolio instrument valuations described above on a valuation date shall be valuations of such instruments as of or prior to the close of business of the NYSE.

Frequent Purchase and Redemption Arrangements

The Trust does not have any arrangements with any person to permit frequent purchases and redemptions of Fund shares, and no compensation or other consideration is received by the Funds, the Investment Manager or any other party in this regard.

Dividends and Distributions

Each Fund declares and pays dividends and distributions as described in the Fund’s Prospectus.

If a shareholder has elected to receive dividends and/or distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder’s address of record, the dividends and/or distributions will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

CERTAIN FEDERAL INCOME TAX MATTERS

The following summary of certain U.S. federal income tax considerations is intended for general informational purposes only. This discussion is not tax advice. This discussion does not address all aspects of taxation (including state, local, and foreign taxes) that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, tax-advantaged retirement plans, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under U.S. federal income tax laws. This summary is based on the Code, the regulations thereunder, published rulings and court decisions, in effect as of the date of this SAI. These laws are subject to change, possibly on a retroactive basis.

YOU ARE ADVISED TO CONSULT YOUR OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN A FUND IN LIGHT OF YOUR PARTICULAR CIRCUMSTANCES. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of the Funds—in General

Each Fund has elected to be treated and intends to qualify and to be eligible to be treated each taxable year as a “regulated investment company” under Subchapter M of the Code. In order to so qualify and to be so treated, each Fund must, among other things:

(a)	derive at least 90% of its gross income in each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below) (all such income, “Qualifying Income”);

(b)	invest the Fund’s assets in such a manner that, as of the close of each quarter of the Fund’s taxable year, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in (x) the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers each of which the Fund owns 20% or more of the total combined voting power of all classes of stock entitled to vote, and that are engaged in the same, similar or related trades or businesses, or (y) the securities of one or more “qualified publicly traded partnerships” (as defined below); and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as Qualifying Income to a Fund only to the extent such income is attributable to items of income of the partnership which would be Qualifying Income if realized by the Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (x) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its income from the Qualifying Income described in paragraph (a)(i) above) will be treated as Qualifying Income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership. Also, for purposes of the diversification test in paragraph (b) above, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test in paragraph (b) above.

Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute Qualifying Income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of Qualifying Income a Fund’s foreign currency gains to the extent that such income is not directly related to the Fund’s principal business of investing in stock or securities. This could affect the qualification of a Fund as a regulated investment company.

If a Fund qualifies for treatment as a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain (net long-term capital gains in excess of net short-term capital losses, in each case determined with reference to capital losses carried forward from prior years), if any, that it distributes in a timely manner to shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure, including by paying a Fund-level tax or interest, making additional distributions or disposing of certain assets. If a Fund were ineligible to or otherwise did not cure such failure for any taxable year, or if the Fund were otherwise to fail to qualify for treatment as a regulated investment company for such taxable year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. All distributions by such a Fund, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders in the same manner as other regular corporate dividends to the extent of the Fund’s current or accumulated earnings and profits. Some portions of such distributions might be eligible for treatment as “qualified dividend income” for individuals and for the “dividends-received deduction” for corporate shareholders, in each case as described below. A Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund were to fail to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year period ending on October 31 of such calendar year, plus any such amounts retained from the prior year, the Fund would be subject to a nondeductible 4% excise tax on the undistributed amounts. For purposes of the required excise tax distribution, a Fund’s ordinary gains and losses from the sale, exchange or other taxable disposition of property that would otherwise be taken into account after October 31 of a calendar year generally are treated as arising on January 1 of the following calendar year. Also, for these purposes, a Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year. A dividend paid by a Fund to shareholders in January of a year generally is deemed to have been paid by such Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make sufficient distributions to avoid the imposition of this 4% excise tax, although there can be no assurance that it will be able to do so.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any “net capital loss” attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund may carry net capital losses from any taxable year forward to subsequent taxable years to offset capital gains, if any, realized during such subsequent taxable years. Distributions from capital gains are generally made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether a Fund retains or distributes such gains. If a Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. A Fund must apply such carryforwards first against gains of the same character. A Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period.

See each Fund’s most recent annual shareholder report for each Fund’s available capital loss carryovers at the end of its most recently ended fiscal year.

Taxation of the Funds’ Investments

Certain Debt Securities; Original Issue Discount; Market Discount. For U.S. federal income tax purposes, some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) will be treated as having original issue discount (“OID”). OID is, very generally, defined as, the excess of the stated redemption price at maturity of a debt obligation over the issue price. OID is treated for U.S. federal income tax purposes as interest income earned by the Fund, which will comprise a part of the Fund’s investment company taxable income or net tax-exempt income required to be distributed to shareholders as described above, whether or not cash on the debt obligation is actually received. Generally, the amount of OID accrued each year is determined on the basis of a constant yield to maturity which takes into account the compounding of interest (as potentially reduced by any amortizable bond premium – see below).

Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation over the purchase price of such obligation (or in the case of an obligation issued with OID, its “revised issue price”). Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Market discount generally accrues in equal daily installments. A Fund may make one or more elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.

Some debt obligations with a fixed maturity date of one year or less from the date of issuance may be treated as having OID or, in certain cases, “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price) . Generally, the Fund will be required to include the acquisition discount or OID in income (as ordinary income) and thus distribute it over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt obligation. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount or OID, which could affect the character and timing of recognition of income.

Pay-in-kind bonds also will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If a Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount which is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from cash assets or, if necessary, by liquidation of portfolio securities including at a time when it may not be advantageous to do so. The Fund may realize gains or losses from such liquidations. In the event a Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (see “Federal Income Taxation of Shareholders,” below) than they would have in the absence of such transactions.

Securities Issued or Purchased at a Premium. Very generally, where a Fund purchases a bond at a price that exceeds the stated principal amount (or revised issue price) – that is, at a premium — the premium is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without the consent of the IRS, the Fund reduces the current taxable income from the bond by the amortizable premium and reduces its tax basis in the bond (or the upward basis adjustment attributable to any OID) by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct, against stated interest from other bonds, any remaining premium allocable to a prior period. In the case of a tax-exempt bond, tax rules require a Fund to reduce its tax basis by the amount of amortizable premium.

Junk Bonds. To the extent such investments are permissible, a Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. If the Fund invests in high-yield OID obligations issued by corporations (including tax-exempt obligations), a portion of the OID accruing on the obligation may be treated as taxable dividend income. In such cases, if the issuer of the high-yield discount obligation is a domestic corporation, dividend payments by a Fund attributable to such portion of accrued OID may be eligible for the dividends-received deduction for corporate shareholders.

Investments in debt obligations that are at risk of or in default present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether or to what extent a Fund should recognize market discount on a debt obligation, when a Fund may cease to accrue interest, OID or market discount, when and to what extent a Fund may take deductions for bad debts or worthless securities and how a Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its eligibility for treatment as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not be deductible to (and thus, may affect the cash flow of) the issuer and will instead be treated as a dividend paid by the issuer for purposes of the dividends-received deduction (described below). In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the corporate dividends received deduction (described below) to the extent attributable to the deemed dividend portion of such accrued interest.

Mortgage-Related Securities. A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) (including by investing in CMOs with respect to which an election to be treated as a REMIC is in effect) or equity interests in taxable mortgage pools (“TMPs”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from certain pass-through entities) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly. As a result, a Fund investing in such interests may not be a suitable investment for a charitable remainder trust (see “Tax-Exempt Shareholders” below).

In general, excess inclusion income that is allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to U.S. federal income tax on such inclusions notwithstanding any exemption from such income tax otherwise available under the Code.

Options, Futures, Forward Contracts, Swap Agreements, and Other Derivatives. A Fund’s use of derivatives, if any, may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. A Fund’s use of derivatives might also affect the amount, timing, or character of a Fund’s distributions. The character of a Fund’s taxable income will, in some cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. In addition, because the tax rules applicable to such investments might be uncertain under current U.S. federal income tax law, an adverse determination or future IRS guidance with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has derived its income from the proper sources, made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification and eligibility for treatment as a regulated investment company and avoid a Fund-level tax.

Certain of a Fund’s investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains in the Fund’s income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; (iii) cause adjustments in the holding periods of portfolio securities; (iv) convert capital gains into ordinary income; (v) characterize both realized and unrealized gains or losses as short-term or long-term, irrespective of the holding period of the investment; and (vi) require inclusion of unrealized gains or losses in the Fund’s income for purposes of determining whether 90% of the Fund’s gross income is Qualifying Income. Such provisions may apply to, among other investments, futures contracts, options on futures contracts, options on securities, options on security indices, forward contracts, swaps, short sales, securities loans and other similar transactions, and foreign securities. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as a regulated investment company.

Foreign Currency Transactions and Hedging. Any transaction by a Fund in foreign currencies, foreign currency-denominated debt obligations or certain foreign currency options, futures contracts or forward contracts (or similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Such ordinary income treatment might accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years. However, in certain circumstances, a Fund may elect to treat gains or losses from certain foreign currency positions as capital gains or losses.

Book Tax Differences. Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, and any of a Fund’s transactions in foreign currencies and hedging activities, are likely to produce a difference between the Fund’s book income and the sum of the Fund’s taxable income and net tax-exempt income (if any). If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any) the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Repurchase Agreements and Securities Loans. Any distribution of income that is attributable to (i) income received by the Fund in lieu of dividends with respect to securities on loan pursuant to a securities lending transaction or (ii) dividend income received by the Fund on securities it temporarily purchased from a counterparty pursuant to a repurchase agreement that is treated for U.S. federal income tax purposes as a loan by the Fund, will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends-received deduction for corporate shareholders, in each case as described below. In addition, withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Passive Foreign Investment Companies. Under the Code, investments in certain foreign investment companies that qualify as “passive foreign investment companies” (“PFICs”) are subject to special tax rules. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, “passive income” for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by a Fund in certain PFICs could subject the Fund to a U.S. federal income tax or other charge (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to that Fund’s shareholders. However, in certain circumstances, a Fund may avoid this tax treatment by electing to treat the PFIC as a “qualified electing fund” (i.e., make a “QEF” election), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, a Fund may elect to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold (and repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. If a Fund indirectly invests in PFICs by virtue of the Fund’s investment in underlying U.S. funds, it may not make such elections; rather, the underlying U.S. funds directly investing in PFICs would decide whether to make such elections.

Because it is not always possible to identify a foreign corporation as a PFIC, a Fund may incur the tax and interest charges described above in some instances. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Investments in Other Investment Companies. A Fund’s investments in shares of other mutual funds, ETFs or other companies that are treated as regulated investment companies (each, an “investment company”), can cause the Fund to be required to distribute greater amounts of net investment income or net capital gain than the Fund would have distributed had it invested directly in the securities held by the investment company, rather than in shares of the investment company. Further, the amount or timing of distributions from a Fund qualifying for treatment as a particular character (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment company. If the Fund receives dividends from an investment company, and the investment company reports such dividends as “qualified dividend income,” then the Fund is permitted in turn to report a portion of its distributions as qualified dividend income, provided the Fund meets holding period and other requirements with respect to shares of the investment company.

If a Fund receives dividends from an investment company and the investment company reports such dividends as eligible for the “dividends-received deduction,” then the Fund is permitted in turn to report its distributions derived from those dividends as eligible for the dividends-received deduction as well, provided the Fund meets holding period and other requirements with respect to shares of the investment company. (Qualified dividend income and the dividends-received deduction are described below.)

Foreign Taxes

A Fund’s income from, or on the proceeds of dispositions of, its investments in non-U.S. assets may be subject to withholding and other taxes imposed by such countries. This will decrease a Fund’s yield on securities subject to such taxes. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Fund’s assets to be invested within various countries is not known. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes incurred by the Fund.

Taxation of Certain Investments. As described above, certain of each Fund’s investments will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. These dispositions may cause a Fund to realize higher amounts of short-term capital gains (generally taxed to shareholders at ordinary income tax rates) and, in the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger Capital Gain Dividend (as defined below) than if the Fund had not held such investments. The character of a Fund’s taxable income will, in many cases, be determined on the basis of reports made to the Fund by the issuers of the securities in which they invest. The tax treatment of certain securities in which the Funds may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of each Fund.

Federal Income Taxation of Shareholders

For U.S. federal income tax purposes, distributions of investment income are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned or is considered to have owned the investments that generated them, rather than how long a shareholder may have owned shares in such Fund. In general, a Fund will recognize long-term capital gain or loss on investments it has owned (or is deemed to have owned) for more than one year, and short-term capital gain or loss on investments it has owned (or is deemed to have owned) for one year or less. Distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to loss carryforwards) that are properly reported by a Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates relative to ordinary income. Distributions from capital gains are generally made after applying any available capital loss carryovers. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts, and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by a Fund of net investment income and capital gains as described above, and (ii) any net gain from the sale, redemption or exchange of Fund shares. Shareholders are advised to consult their tax advisors regarding the possible implications of this additional tax on their investment in a Fund.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any), and may distribute its net capital gain. Taxable income that is retained by a Fund will be subject to tax at the Fund level at regular corporate rates. Each Fund may also retain for investment its net capital gain. If a Fund retains any net capital gain, it will be subject to tax at the Fund level at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a timely notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly filed U.S. tax return to the extent the credit exceeds such liabilities. If a Fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. A Fund is not required to, and there can be no assurance a Fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

Distributions are taxable to shareholders as described herein whether shareholders receive them in cash or reinvest them in additional shares through a dividend reinvestment plan.

Distributions by a Fund will result in a reduction in the fair market value of such Fund’s shares. A distribution may be taxable to the shareholder, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, a shareholder that purchases shares of a Fund just prior to a taxable distribution will then receive a return of investment upon distribution which may nevertheless be taxable to the shareholder as ordinary income or capital gain.

“Qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

In general, distributions of investment income reported by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. If the aggregate qualified dividend income received by a Fund during any taxable year is 95% or more of its “gross income,” then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only capital gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

A portion of the dividends paid by the Funds to shareholders that are corporations (other than S corporations) may be eligible for the 70% dividends-received deduction (subject to a holding period requirement imposed by the Code) to the extent such dividends are derived from dividends received from U.S. corporations. However, any distributions received by a Fund from PFICs will not qualify for the corporate dividends-received deduction. A dividend received by a Fund will not be treated as a dividend eligible for the dividends-received deduction (i) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (ii) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may otherwise be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (ii) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)).

The ultimate tax characterization of a Fund’s distributions made in a taxable year cannot be determined until after the end of that taxable year. As a result, there is a possibility that a Fund may make total distributions during a taxable year in an amount that exceeds the net investment income and net capital gains the Fund realizes that year, in which case the excess generally will be treated as a return of capital to shareholders. A return of capital reduces a shareholder’s tax basis in such Fund’s shares, with any amounts exceeding such basis treated as gain from the sale of shares. A return of capital is not taxable, but it reduces a shareholder’s tax basis in its Fund shares, thus reducing any loss or increasing any gain on the subsequent taxable disposition by a shareholder of those shares.

As required by federal law, detailed federal tax information with respect to each calendar year will be furnished to each shareholder early in the succeeding year.

Sale, Exchange or Redemption of Shares

The sale, exchange, or redemption of shares of a Fund may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Fund shares will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of Fund shares held by a shareholder for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares.

Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the Code’s “wash-sale” rule if other substantially identical shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Upon the sale, exchange or redemption of a Fund’s shares, the Fund or, in the case of shares purchased through a financial intermediary, the financial intermediary may be required to provide a shareholder and the IRS with cost basis and certain other related tax information about the Fund shares the shareholder sold, exchanged or redeemed. See each Fund’s Prospectus for more information.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax-Exempt Shareholders

Income of a regulated investment company, such as a Fund, that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of a Fund as an investment through such plans.

Foreign Shareholders

Distributions by a Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) interest-related dividends, and (3) short-term capital gain dividends, each as defined below, generally are not subject to withholding of U.S. federal income tax.

The exception to withholding for “interest-related dividends” generally applies with respect to distributions from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), but does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. The exception to withholding for “short-term capital gain dividends” applies to distributions of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders, but does not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions subject to special rules regarding the disposition of U.S. real property interests. A Fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Distributions by a Fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends and short-term capital gain dividends (e.g. dividends attributable to foreign-source dividend and interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

A foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct by the foreign shareholder of a trade or business within the United States, (ii) in the case of a foreign shareholder that is an individual, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if a Fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A Fund that holds, directly or indirectly, significant interests in real estate investment trusts (“REITs”) may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a Fund is a QIE. If an interest in a Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If a Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of a Fund.

Foreign shareholders of the Fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

Each Fund generally does not expect that it will be a QIE.

Foreign shareholders should consult their tax advisors and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in a Fund.

Foreign shareholders with respect to whom income from a Fund is effectively connected with a trade or business conducted by the foreign shareholder within the United States will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares of the Fund and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts

Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (“FBAR”). Shareholders should consult a tax advisor regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements

Sections 1471-1474 of the Code and the U.S. Treasury Regulations and IRS guidance issued thereunder (collectively, “FATCA”) generally require each Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder of a Fund fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, a Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays and, after December 31, 2016 (which date, under recent Treasury guidance, is expected to be delayed until after December 31, 2018), 30% of the gross proceeds of redemptions, sales, and exchanges, and certain Capital Gain Dividends it pays. If a payment by a Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., Capital Gain Dividends). Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

State and Local Taxes

Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. However, a Fund may be subject to state and/or local taxes in other jurisdictions in which such Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under U.S. federal income tax laws. Shareholders should consult with their own tax advisors concerning the state and local tax consequences of investing in the Funds.

EACH SHAREHOLDER SHOULD CONSULT A TAX ADVISOR ABOUT THE APPLICATION OF FEDERAL, STATE, LOCAL AND FOREIGN TAX LAWS TO AN INVESTMENT IN A FUND IN LIGHT OF THE SHAREHOLDER’S PARTICULAR TAX SITUATION.

OTHER INFORMATION

Massachusetts Business Trust

Each Fund is a series of a “Massachusetts business trust.” A copy of the Amended and Restated Agreement and Declaration of Trust for the Trust (the “Declaration of Trust”) is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust (the “By-Laws”) are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and is described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every note, bond, contract, instrument, certificate or undertaking made on behalf of a Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the assets of the Fund. The Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Funds.

The Declaration of Trust further provides that no Trustee, officer, employee, agent or shareholder of the Funds is liable to any third persons in connection with the affairs of the Funds. Nothing in the Declaration of Trust shall protect any Trustee from any liability that arises from his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of the Trustee. The Declaration of Trust also provides that all third persons shall look solely to the assets of the Funds for any satisfaction of claims arising in connection with the affairs of the Funds. With the exceptions stated and except with respect to any matter as to which a Trustee or officer, including a person who serves at the Trust’s request as a director, officer or trustee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”) shall have been finally adjudicated in a decision on the merits in any action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, the Trust’s Declaration of Trust provides that a Covered Person is entitled to be indemnified against all liability in connection with the affairs of the Funds.

The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

Description of Shares

The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Funds each represent a separate series of shares of beneficial interest. See “Massachusetts Business Trust” above. The Trustees may, without shareholder approval, divide the shares of any series of the Trust into one or more classes and combine the shares of two or more classes of any series into a single class. The Trustees have authorized the issuance of two classes of shares of AMG SouthernSun Small Cap Fund – the Institutional Class and Investor Class shares. The Trustees have authorized the issuance of three classes of shares of AMG SouthernSun U.S. Equity Fund – the Class C, Institutional Class and Investor Class shares.

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares (without par value) of one or more series and to divide or combine the shares of any series or class, if applicable, into a greater or lesser number without changing the proportionate beneficial interest in the series or class. Each share of each Fund represents an equal proportionate interest in such Fund with each other share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Business Trust” above. Shares of the Funds have no preemptive or conversion rights. The rights of redemption and exchange are described in the Prospectus and in this SAI.

The shareholders of the Trust are entitled to one vote for each whole share held of a Fund (or a class thereof) (or a proportionate fractional vote in respect of a fractional share), on matters on which shares of the Fund (or a class thereof) shall be entitled to vote.

Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, and to set the length of their own terms subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative in the election of Trustees so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold annual meetings of shareholders. The Trustees may call meetings of shareholders for action by shareholder vote as may be required or permitted by either the 1940 Act or by the Trust’s Declaration of Trust.

The Trustees have authorized the issuance and sale to the public of shares of several series of the Trust. The Trustees may authorize the issuance of shares of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and NAV procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of any such additional series, to the extent required by the 1940 Act.

Conduct of the Trust’s Business

Forum for Adjudication of Disputes. The By-Laws provide that unless the Trust consents in writing to the selection of an alternative forum, the sole and exclusive forum for (i) any action or proceeding brought on behalf of the Trust or the shareholders, (ii) any action asserting a claim of breach of a fiduciary duty owed by any Trustee, officer, or other agent of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim arising pursuant to any provision of the Massachusetts Business Corporation Act or the Declaration of Trust or the By-Laws, (iv) any action to interpret, apply, enforce or determine the validity of the Declaration of Trust or the By-Laws or any agreement contemplated by any provision of the 1940 Act, the Declaration of Trust or the By-Laws, or (v) any action asserting a claim governed by the internal affairs doctrine shall be within the federal or state courts in the Commonwealth of Massachusetts (each, a “Covered Action”). The By-Laws further provide that if any Covered Action is filed in a court other than in a federal or state court sitting within the Commonwealth of Massachusetts (a “Foreign Action”) in the name of any shareholder, such shareholder shall be deemed to have consented to (i) the personal jurisdiction of the Commonwealth of Massachusetts in connection with any action brought in any such courts to enforce the preceding sentence (an “Enforcement Action”) and (ii) having service of process made upon such shareholder in any such Enforcement Action by service upon such shareholder’s counsel in the Foreign Action as agent for such shareholder.

Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be (i) deemed to have notice of and consented to the foregoing paragraph and (ii) deemed to have waived any argument relating to the inconvenience of the forum referenced above in connection with any action or proceeding described in the foregoing paragraph.

This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that it finds favorable for disputes with Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims. If a court were to find the forum selection provision contained in the By-Laws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.

Derivative and Direct Claims of Shareholders. The By-Laws contain provisions regarding derivative and direct claims of shareholders. As used in the By-Laws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under Article 11 of the By-Laws, rights to receive a dividend payment as may be declared from time to time, rights to inspect books and records, or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is expressly provided under the U.S. federal securities laws. Any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, are considered a “derivative” claim as used in the By-Laws.

A shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf or for the benefit of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result. The Trustees shall consider such demand within 90 days of its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or any series or class of shares, as appropriate. Any decision by the Trustees to bring, maintain or settle (or not to bring, maintain or settle) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholders, and no suit, proceeding or other action shall be commenced or maintained after a decision to reject a demand. Any Trustee acting in connection with any demand or any proceeding relating to a claim on behalf or for the benefit of the Trust who is not an “interested person” (as that term is defined in the 1940 Act) will be deemed to be independent and disinterested with respect to such demand, proceeding or claim.

A shareholder may not bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees, or officers predicated upon an express or implied right of action under the Declaration of Trust or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees. The Trustees shall consider such request within 90 days after its receipt by the Trust. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.

Any person purchasing or otherwise acquiring or holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other agents of the Trust and its service providers, which may discourage such lawsuits with respect to such claims.

Additional Information

This SAI and each Fund’s Prospectus do not contain all of the information included in the Trust’s Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Trust’s Registration Statement, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington D.C.

Statements contained in the SAI and each Fund’s Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the Trust’s Registration Statement. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in each Fund’s Prospectus or this SAI, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. Each Fund’s Prospectus and this SAI do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

On March 31, 2014, each Fund acquired the assets of its respective Predecessor Fund. Each of AMG SouthernSun Small Cap Fund, a series of AMG Funds, and AMG SouthernSun U.S. Equity Fund, a series of AMG Funds, is the successor to the accounting and performance information of the corresponding Predecessor Fund.

The Funds’ audited financial statements for the fiscal year ended September 30, 2015 and the related Notes to the Financial Statements for the Funds, as well as the Report of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP, from the Funds’ Annual Report for the fiscal year ended September 30, 2015, are incorporated by reference into this Statement of Additional Information (meaning such documents are legally part of this Statement of Additional Information) and are on file with the Securities and Exchange Commission. The Funds’ Annual and Semi-Annual Reports are available without charge, upon request, by calling the Funds at (800) 835-3879 or by visiting the Funds’ Website at www.amgfunds.com or on the Securities and Exchange Commission’s Website at www.sec.gov.

APPENDIX A

DESCRIPTION OF BOND RATINGS ASSIGNED BY

STANDARD & POOR’S AND MOODY’S INVESTORS SERVICE, INC.

A Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’s or S&P or, if unrated, determined by the Subadvisor to be of comparable quality). The percentage of a Fund’s assets invested in securities in a particular rating category will vary. The following is a description of Moody’s and S&P’s rating categories applicable to fixed income securities.

Moody’s Investors Service

Long-Term Obligation Ratings

Ratings assigned on Moody’s global long-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Short-Term Obligation Ratings

Ratings assigned on Moody’s global short-term rating scale are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings

Short-Term Obligation Ratings

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels—MIG 1 through MIG 3—while speculative grade short-term obligations are designated SG.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Long-Term Issue Credit Ratings*

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; and C: Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

*	The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

SPUR (Standard & Poor’s Underlying Rating)

A SPUR rating is an opinion about the stand-alone capacity of an obligor to pay debt service on a credit-enhanced debt issue, without giving effect to the enhancement that applies to it. These ratings are published only at the request of the debt issuer/obligor with the designation SPUR to distinguish them from the credit-enhanced rating that applies to the debt issue. Standard & Poor’s maintains surveillance of an issue with a published SPUR.

Municipal Short-Term Note Ratings Definitions

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal short-term note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Dual Ratings

Dual ratings may be assigned to debt issues that have a put option or demand feature. The first component of the rating addresses the likelihood of repayment of principal and interest as due, and the second component of the rating addresses only the demand feature. The first component of the rating can relate to either a short-term or long-term transaction and accordingly use either short-term or long-term rating symbols. The second component of the rating relates to the put option and is assigned a short-term rating symbol (for example, ‘AAA/A-1+’ or ‘A-1+/A-1’). With U.S. municipal short-term demand debt, the U.S. municipal short-term note rating symbols are used for the first component of the rating (for example, ‘SP-1+/A-1+’).

Active Qualifiers (Currently applied and/or outstanding)

Standard & Poor’s uses six qualifiers that limit the scope of a rating. The structure of the transaction can require the use of a qualifier such as a ‘p’ qualifier, which indicates the rating addressed the principal portion of the obligation only. Likewise, the qualifier can indicate a limitation on the type of information used, such as “pi” for public information. A qualifier appears as a suffix and is part of the rating.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This suffix is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ suffix indicates that the rating addresses the principal portion of the obligation only and that the interest is not rated.

pi: Ratings with a ‘pi’ suffix are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and therefore may be based on less comprehensive information than ratings without a ‘pi’ suffix. Ratings with a ‘pi’ suffix are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

prelim: Preliminary ratings, with the ‘prelim’ suffix, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by Standard & Poor’s of appropriate documentation. Standard & Poor’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•	Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies.

•	Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or post-bankruptcy issuer as well as attributes of the anticipated obligation(s).

•	Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in Standard & Poor’s opinion, documentation is close to final. Preliminary ratings may also be assigned to the obligations of these entities.

•	Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, Standard & Poor’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Inactive Qualifiers (No longer applied or outstanding)

*: This symbol that indicated that the rating was contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer was lowered to below an investment-grade level and/or the issuer’s bonds were deemed taxable. Discontinued use in January 2001.

G: The letter ‘G’ followed the rating symbol when a fund’s portfolio consisted primarily of direct U.S. government securities.

pr: The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Local Currency and Foreign Currency Ratings

Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

APPENDIX B

SOUTHERNSUN ASSET MANAGEMENT

Proxy Voting

POLICY

Pursuant to Rule 206(4)-6 under the Advisers Act, it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Advisers Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies. In addition to SEC requirements, our proxy voting policy reflects the fiduciary standards and responsibilities set out under other applicable registrations (i.e. ERISA).

In order to fulfill its responsibilities under the Advisers Act, SouthernSun has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

RESPONSIBILITY

The Investment team has the responsibility for the implementation and monitoring of our proxy voting policy, practices, and disclosures, including outlining our voting guidelines in our procedures.

The Operations team has the record keeping responsibilities for retaining all proxy-related documents referenced herein.

KEY OBJECTIVES

Unless otherwise agreed between the adviser and client, the adviser will vote proxies in accordance with these policies and procedures. Adviser and client have flexibility in determining the scope of the adviser’s proxy voting authority.

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and long-term strategic planning of the company, subject to the oversight of the company’s board of directors. While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders. Consideration of proxy issues is focused on the investment implications of each issue. We place our clients’ interests and rights first.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability. Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions. Management of a company should be accountable to its board of directors, and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency. Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

No set of proxy voting guidelines can anticipate all situations that may arise. In certain cases, we may seek insight from company management on how a particular proxy proposal will impact a company and vote accordingly. As sub-adviser to the SouthernSun U.S. and non-U.S. funds (the “Funds”), we will vote proxies of the Funds solely in the interest of its shareholders; however, in the instance of money market securities held by SouthernSun’s U.S. mutual funds, AMG Funds LLC will be responsible for voting the relevant proxies. We will not subordinate the interests of the Funds to any unrelated objectives. We will act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of like character and with like aims.

SouthernSun utilizes Broadridge Proxy Edge in order to access web based proxy voting and meeting information to assist in the administration of the voting process. In addition, we use Glass, Lewis & Co. to provide vote recommendations for proxy votes, which we may utilize in our research process to assist the overall decision process on proxy votes.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. When a conflict is identified as material, SouthernSun will disclose the conflict to the affected client, whether it is a private account client or the Board of Trustees for AMG Funds LLC of which the SouthernSun Funds are members. Upon contact, SouthernSun will then either vote in accordance with the client specific instructions (e.g. AFL-CIO Proxy Voting Guidelines) or obtain permission to vote, as usual, in the best interest of shareholders or clients. If SouthernSun is unable to contact the client, Glass, Lewis & Co. may be consulted. The documentation will be maintained with the copy of the proxy vote submitted in the proxy file.

PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors. We will evaluate board structures on a case-by-case basis.

Approval of Independent Registered Public Accounting Firm

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis for instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based Compensation Plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.

The firm may also consider many other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

Because the requirement of a supermajority vote can limit the ability of shareholders to affect change, we generally support proposals to remove super-majority (typically from 66.7% to 80%) voting requirements for certain types of proposals and oppose proposals to impose super-majority requirements.

Shareholder Rights Plans

There are shareholder rights plans which, when triggered by a hostile acquisition, attempt to give shareholders share purchase or sale rights so far out of line with the market that that certain shareholders are advantaged, possibly at the risk of diminution of wealth to the company. These rights plans are known as poison pills, and such measures may tend to entrench current management, which we may be considered to have a negative impact on shareholder value. There are arguments in favor of and against these rights plans.

We believe the best approach is for a company to seek shareholder approval of rights plans, and we generally support shareholder resolutions requesting that shareholders be given the opportunity to vote on the adoption of rights plans.

We will maintain records of our proxy voting and any document created that was material in determining the vote for at least five years (two years on-site).

INVESTMENT COMPANY ISSUES

Proposal

The Funds may invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the 1940 Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is our policy to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. After properly voted, the proxy materials are placed in a file maintained by our Assistant Director of Operations for future reference.

Review

AMG Funds, LLC will conduct an annual review of the past year’s proxy voting as well as the guidelines established for proxy voting. Documentation will be maintained of this review. A report setting forth the results of this review will be maintained by AMG Funds, LLC.

SEC Filings

The Form N-PX containing each U.S. mutual fund’s complete proxy voting record for the twelve-month period ended June 30 is filed by AMG Funds, LLC with the SEC by August 31 of each year. These Proxy Voting Policies and Procedures are filed in the Funds’ registration statement.

PROCEDURES

SouthernSun has adopted procedures to implement the firm’s policy and to monitor and ensure that the firm’s policy is observed, implemented properly, and amended or updated, as appropriate, which include the following:

Voting

•	The Operations team is notified either electronically or by regular mail of any upcoming proxy votes for pertinent securities as well as any accompanying materials/documentation

•	The primary analyst on the Investment team that is responsible for the representative portfolio company’s proxies shall determine the appropriate voting decision according to the guidelines listed above. In addition, a separate analyst on the Investment team must also review and approve such proxy voting decision. In certain instances, the client may provide specific proxy voting guidelines (e.g. AFL-CIO Proxy Voting Guidelines) and request that the firm votes in accordance with such guidelines. The Investment team as a whole may discuss particular items on a company’s voting ballot in order to determine how to vote

•	The Operations team will determine which client accounts hold the security to which the proxy relates

•	The Operations team will tabulate all custodial records and send the proxy vote to the company either electronically or by regular mail—provided that the Operations team will only be able to successfully submit a proxy vote in the case of foreign securities if the appropriate authorizations have been provided to the client’s custodian

•	As a matter of practice, SouthernSun generally will not vote proxies associated with Exchange Traded Funds (“ETFs”) or for securities that are on loan at the time of the relevant proxy vote

Disclosure

•	SouthernSun will provide conspicuously displayed information in its Form ADV summarizing our proxy voting policy and procedures, including a statement that clients may request information regarding how SouthernSun voted proxies, and that clients may request a copy of our proxy policies and procedures

•	The Operations team will also send a copy of our policy to all new clients as well as an annual delivery to all existing clients

Client Requests for Information

•	All client requests for information regarding proxy votes or policies and procedures that are received by any employee should be forwarded to the Operations and Client Relations teams.

•	In response to any request, the Operations and/or Client Relations teams will prepare a written response to the client with the information requested and, as applicable, will include the name of the issuer, the proposal voted upon, and how SouthernSun voted the client’s proxy with respect to each proposal about which client inquired

Records Retention

We will maintain the following records:

•	Copies of all policies and procedures written

•	A copy of each proxy statement received

•	A record of each vote cast

•	A copy of any document created that was material to making a decision how to vote proxies or that memorializes the basis for that decision.

•	Copy of each written request for voting information

•	Copy of each written response to oral/written request

OTHER

Client and Other Information

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling (901) 341-2700. We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request.

When proxies have not been received on behalf of a client, we will make reasonable efforts to obtain missing proxies. With respect to foreign holdings, record and voting deadline dates may be announced with limited time to respond. As such, SouthernSun will make best efforts to respond in a timely manner. In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities. In the event that a client has additional securities that we do not manage in a particular account, SouthernSun will provide the proxy voting information directly to the client so that they can vote the proxy personally.

FORM N-1A

PART C. OTHER INFORMATION

To the Registration Statement of AMG Funds (formerly Managers AMG Funds) (the “Registrant”

or the “Trust”)

Item 28. Exhibits.

Exhibit No	Description

a.1	Amended and Restated Agreement and Declaration of Trust dated December 13, 2013. (xlvii)

a.2	Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust dated March 21, 2014. (l)

b.	By-Laws of the Trust. (filed herewith)

c.	(i) Articles III and V, Sections 2, 4 and 5 of Article VIII, and Sections 1, 4, 5 and 8 of Article IX of the Amended and Restated Agreement and Declaration of Trust dated December 13, 2013, incorporated by reference herein as Exhibit a.1; and (ii) Articles 10, 11, 12 and 13 of the By-Laws of the Trust, filed herewith as Exhibit b.

d.1	Investment Management Agreement between the Registrant and AMG Funds LLC (formerly Managers Investment Group LLC, which was formerly The Managers Funds LLC), dated as of October 19, 1999. (ii)

d.2	Amendment No. 1 to the Investment Management Agreement between the Registrant and AMG Funds LLC, dated as of July 1, 2015. (lxii)

d.3	Letter Agreement to Investment Management Agreement between the Registrant and AMG Funds LLC with respect to the AMG Systematic Large Cap Value Fund (formerly Systematic Value Fund). (xxiv)

d.4	Sub-Advisory Agreement between AMG Funds LLC and Systematic Financial Management, L.P. with respect to the AMG Systematic Large Cap Value Fund. (vii)

d.5	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to the AMG Managers Essex Small/Micro Cap Growth Fund (formerly Essex Small/Micro Cap Growth Fund, which was formerly Burridge Small Cap Growth Fund). (ix)

d.6	Sub-Advisory Agreement between AMG Funds LLC and Essex Investment Management Company, LLC with respect to AMG Managers Essex Small/Micro Cap Growth Fund. (xlvi)

d.7	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Small Cap Growth Fund (formerly TimesSquare Small Cap Growth Fund). (xlii)

d.8	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Mid Cap Growth Fund (formerly TimesSquare Mid Cap Growth Fund). (xlii)

d.9	Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to each of AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund. (xi)

d.10	Letter Agreement to Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Systematic Mid Cap Value Fund (formerly Systematic Mid Cap Value Fund). (xvii)

d.11	Sub-Advisory Agreement between AMG Funds LLC and Systematic Financial Management, L.P. with respect to the AMG Systematic Mid Cap Value Fund. (xvii)

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d.12	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to the AMG Managers Skyline Special Equities Fund (formerly Skyline Special Equities Portfolio) is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-146198 (filed September 20, 2007).

d.13	Sub-Advisory Agreement between AMG Funds LLC and Skyline Asset Management, L.P. with respect to the AMG Managers Skyline Special Equities Fund dated January 23, 2009. (xxvi)

d.14	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC relating to the AMG GW&K Small Cap Core Fund (formerly GW&K Small Cap Equity Fund) and AMG GW&K Municipal Enhanced Yield Fund (formerly GW&K Municipal Enhanced Yield Fund) is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

d.15	Form of Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC (formerly Gannett Welsh & Kotler, LLC) relating to the AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

d.16	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Municipal Bond Fund (formerly GW&K Municipal Bond Fund) and the AMG Renaissance Large Cap Growth Fund (formerly Renaissance Large Cap Growth Fund). (xxviii)

d.17	Form of Letter Agreement to the Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to the AMG GW&K Municipal Bond Fund. (xxviii)

d.18	Form of Subadvisory Agreement between AMG Funds LLC and The Renaissance Group LLC with respect to the AMG Renaissance Large Cap Growth Fund. (xxviii)

d.19	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Trilogy Global Equity Fund (formerly Trilogy Global Equity Fund), AMG Trilogy Emerging Markets Equity Fund (formerly Trilogy Emerging Markets Equity Fund) and AMG Trilogy International Small Cap Fund (formerly Trilogy Emerging Markets Equity Fund). (xxxi)

d.20	Subadvisory Agreement between AMG Funds LLC and Trilogy Global Advisors, LP with respect to AMG Trilogy Global Equity Fund, AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy International Small Cap Fund. (xxxi)

d.21	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Focused Fund (formerly Yacktman Focused Fund) and AMG Yacktman Fund (formerly Yacktman Fund). (xxxvi)

d.22	Form of Subadvisory Agreement between AMG Funds LLC and Yacktman Asset Management LP with respect to AMG Yacktman Focused Fund and AMG Yacktman Fund. (xxxvi)

d.23	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare International Small Cap Fund (formerly TimesSquare International Small Cap Fund). (xlii)

d.24	Subadvisory Agreement between AMG Funds LLC and TimesSquare Capital Management, LLC with respect to AMG TimesSquare International Small Cap Fund. (xlii)

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d.25	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund. (xlvii)

d.26	Form of Subadvisory Agreement between AMG Funds LLC and SouthernSun Asset Management, LLC with respect to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund. (xlvii)

d.27	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Renaissance International Equity Fund. (li)

d.28	Subadvisory Agreement between AMG Funds LLC and The Renaissance Group LLC with respect to AMG Renaissance International Equity Fund. (li)

d.29	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Special Opportunities Fund. (liii)

d.30	Subadvisory Agreement between AMG Funds LLC and Yacktman Asset Management LP with respect to AMG Yacktman Special Opportunities Fund. (liii)

d.31	Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Chicago Equity Partners Small Cap Value Fund. (lvi)

d.32	Subadvisory Agreement between AMG Funds LLC and Chicago Equity Partners, LLC with respect to AMG Chicago Equity Partners Small Cap Value Fund. (lvi)

d.33	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG Trilogy Emerging Wealth Equity Fund. (lviii)

d.34	Form of Subadvisory Agreement between AMG Funds LLC and Trilogy Global Advisors, LP with respect to AMG Trilogy Emerging Wealth Equity Fund. (lviii)

d.35	Form of Letter Agreement to the Investment Management Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small Cap Growth Fund. (lxi)

d.36	Form of Subadvisory Agreement between AMG Funds LLC and GW&K Investment Management, LLC with respect to AMG GW&K Small Cap Growth Fund. (lxi)

e.	Amended and Restated Distribution Agreement between AMG Distributors, Inc. and the Registrant, on behalf of each of its series, dated September 17, 2015. (lxii)

f.	Not applicable.

g.1	Custodian Agreement between the Registrant and The Bank of New York, dated June 25, 2002. (xii)

g.2	Foreign Custody Manager Agreement between the Registrant, on behalf of each of its series, and The Bank of New York. (xxxii)

g.3	Interim Custody Agreement between the Registrant and U.S. Bank, N.A. with respect to AMG Yacktman Focused Fund and AMG Yacktman Fund. (xxxviii)

h.1	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Mid Cap Growth Fund. (lix)

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h.2	Administration Agreement between the Registrant and AMG Funds LLC with respect to each of AMG TimesSquare Small Cap Growth Fund and AMG TimesSquare Mid Cap Growth Fund. (xi)

h.3	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare Small Cap Growth Fund. (lix)

h.4	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc., which was formerly PFPC Inc.). (xiii)

h.5	Amendment to Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. dated, January 1, 2008. (xxii)

h.6	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Systematic Large Cap Value Fund. (lii)

h.7	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Systematic Mid Cap Value Fund. (lii)

h.8	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Managers Essex Small/Micro Cap Growth Fund. (liv)

h.9	Expense Limitation Agreement between the Registrant and AMG Funds LLC with respect to AMG Managers Skyline Special Equities Fund. (lix)

h.10	Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to AMG Managers Skyline Special Equities Fund is incorporated by reference to an exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, Registration Statement No. 333-146198 (filed October 23, 2007).

h.11	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Small Cap Core Fund. (lix)

h.12	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Municipal Enhanced Yield Fund. (lix)

h.13	Form of Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Small Cap Core Fund and AMG GW&K Municipal Enhanced Yield Fund is incorporated by reference to an exhibit to the Registrant’s Registration Statement on Form N-14, Registration No. 333-152716 (filed August 1, 2008).

h.14	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Municipal Bond Fund. (lix)

h.15	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to the AMG Renaissance Large Cap Growth Fund. (lix)

h.16	Form of Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to the AMG GW&K Municipal Bond Fund and the AMG Renaissance Large Cap Growth Fund. (xxviii)

h.17	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Trilogy Global Equity Fund. (lvii)

h.18	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Trilogy Emerging Markets Equity Fund. (lvii)

h.19	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Trilogy International Small Cap Fund. (lvii)

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h.20	Form of Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Focused Fund and AMG Yacktman Fund. (xxxvi)

h.21	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to Service Class shares of AMG Yacktman Focused Fund. (lix)

h.22	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to Service Class shares of AMG Yacktman Fund. (lix)

h.23	Interim Fund Accounting Agreement between the Registrant and U.S. Bancorp Fund Services, LLC with respect to AMG Yacktman Focused Fund and AMG Yacktman Fund. (xxxviii)

h.24	Interim Transfer Agency Services Agreement between the Registrant and U.S. Bancorp Fund Services, LLC with respect to AMG Yacktman Focused Fund and AMG Yacktman Fund. (xxxviii)

h.25	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG TimesSquare International Small Cap Fund. (lix)

h.26	Form of Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund. (xlvii)

h.27	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG SouthernSun Small Cap Fund. (xlvii)

h.28	i. Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG SouthernSun U.S. Equity Fund. (xlvii)

ii. Recoupment Agreement between the Registrant and SouthernSun Asset Management, LLC with respect to AMG SouthernSun U.S. Equity Fund. (xlix)

h.29	Interim Fund Services Agreement between the Registrant and Gemini Fund Services, LLC with respect to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund. (xlix)

h.30	Interim Transfer Agency Services Agreement between the Registrant and Gemini Fund Services, LLC with respect to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund. (xlix)

h.31	Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to AMG Renaissance International Equity Fund. (li)

h.32	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Renaissance International Equity Fund. (li)

h.33	Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Special Opportunities Fund. (liii)

h.34	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Yacktman Special Opportunities Fund. (liii)

h.35	Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to AMG Chicago Equity Partners Small Cap Value Fund. (lvi)

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h.36	Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Chicago Equity Partners Small Cap Value Fund. (lvi)

h.37	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG Trilogy Emerging Wealth Equity Fund. (lviii)

h.38	Form of Administration and Shareholder Servicing Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small Cap Growth Fund. (lxi)

h.39	Form of Expense Limitation and Recoupment Agreement between the Registrant and AMG Funds LLC with respect to AMG GW&K Small Cap Growth Fund. (lxi)

i.1	Opinion and Consent of Goodwin Procter LLP with respect to the AMG Systematic Large Cap Value Fund. (vii)

i.2	Opinion and Consent of Goodwin Procter LLP with respect to the AMG Managers Essex Small/Micro Cap Growth Fund. (ix)

i.3	Opinion and Consent of Goodwin Procter LLP with respect to AMG TimesSquare Mid Cap Growth Fund. (xi)

i.4	Opinion and Consent of Goodwin Procter LLP with respect to AMG TimesSquare Small Cap Growth Fund. (xii)

i.5	Opinion and Consent of Ropes & Gray LLP with respect to AMG Managers Essex Small/Micro Cap Growth Fund and AMG Systematic Large Cap Value Fund. (xv)

i.6	Opinion and Consent of Ropes & Gray LLP with respect to AMG Systematic Mid Cap Value Fund. (xvii)

i.7	Opinion and Consent of Ropes & Gray LLP with respect to AMG Managers Skyline Special Equities Fund. (xxi)

i.8	Opinion and Consent of Ropes & Gray LLP with respect to the AMG GW&K Small Cap Core Fund and the AMG GW&K Municipal Enhanced Yield Fund. (xxv)

i.9	Opinion and Consent of Ropes & Gray LLP with respect to the AMG GW&K Municipal Bond Fund and the AMG Renaissance Large Cap Growth Fund. (xxviii)

i.10	Opinion and Consent of Ropes & Gray LLP with respect to AMG Trilogy Global Equity Fund, AMG Trilogy Emerging Markets Equity Fund and AMG Trilogy International Small Cap Fund. (xxxi)

i.11	Opinion and Consent of Ropes & Gray LLP with respect to AMG Yacktman Focused Fund and AMG Yacktman Fund. (xxxviii)

i.12	Opinion and Consent of Ropes & Gray LLP with respect to AMG TimesSquare International Small Cap Fund. (xlii)

i.13	Opinion and Consent of Ropes & Gray LLP with respect to AMG SouthernSun Small Cap Fund and AMG SouthernSun U.S. Equity Fund. (xlix)

i.14	Opinion and Consent of Ropes & Gray LLP with respect to AMG Renaissance International Equity Fund. (li)

i.15	Opinion and Consent of Ropes & Gray LLP with respect to AMG Yacktman Special Opportunities Fund. (liii)

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i.16	Opinion and Consent of Ropes & Gray LLP with respect to AMG Chicago Equity Partners Small Cap Value Fund. (lvi)

i.17	Opinion and Consent of Ropes & Gray LLP with respect to AMG Trilogy Emerging Wealth Equity Fund. (lviii)

i.18	Opinion and Consent of Ropes & Gray LLP with respect to AMG GW&K Small Cap Growth Fund. (lxi)

j.1	Consent of PricewaterhouseCoopers LLP. (filed herewith)

j.2	Power of Attorney for the Trustees and Certain Officers of the Registrant. (lx)

k.	Not Applicable.

l.	Not Applicable.

m.	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1. (lvi)

n.	Amended and Restated Multiple Class Expense Allocation Plan adopted pursuant to Rule 18f-3 with respect to AMG Systematic Large Cap Value Fund, AMG Managers Essex Small/Micro Cap Growth Fund, AMG Systematic Mid Cap Value Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG Renaissance Large Cap Growth Fund, AMG Trilogy Global Equity Fund, AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy International Small Cap Fund, AMG Yacktman Focused Fund, AMG Yacktman Fund, AMG Yacktman Special Opportunities Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG SouthernSun Small Cap Fund, AMG SouthernSun U.S. Equity Fund, AMG GW&K Small Cap Growth Fund, AMG Renaissance International Equity Fund, AMG Chicago Equity Partners Small Cap Value Fund and AMG Trilogy Emerging Wealth Equity Fund. (lvi)

o.	Not applicable.

p.1	Code of Ethics of AMG Funds. (lxii)

p.2	Code of Ethics of AMG Funds LLC and AMG Distributors, Inc. (filed herewith)

p.3	Code of Ethics of Systematic Financial Management, L.P. (lx)

p.4	Code of Ethics of TimesSquare Capital Management, LLC. (lix)

p.5	Code of Ethics of Essex Investment Management Company, LLC. (lxii)

p.6	Code of Ethics of Skyline Asset Management, L.P. (lix)

p.7	Code of Ethics of GW&K Investment Management, LLC. (lix)

p.8	Code of Ethics of The Renaissance Group LLC. (lix)

p.9	Code of Ethics of Trilogy Global Advisors, LP. (xlviii)

p.10	Code of Ethics of Yacktman Asset Management LP. (lix)

p.11	Code of Ethics of SouthernSun Asset Management, LLC. (xlvii)

p.12	Code of Ethics of Chicago Equity Partners, LLC. (lvi)

(i)	Filed as an exhibit to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed August 6, 1999).

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(ii)	Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 21, 1999).

(iii)	Filed as an exhibit to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 14, 2000).

(iv)	Filed as an exhibit to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 20, 2001).

(v)	Filed as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 5, 2001).

(vi)	Intentionally omitted.

(vii)	Filed as an exhibit to Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 17, 2002).

(viii)	Filed as an exhibit to Post-Effective Amendment No. 14 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 30, 2002), under the same exhibit number.

(ix)	Filed as an exhibit to Post-Effective Amendment No. 17 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-095219 (filed April 11, 2002).

(x)	Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed January 31, 2003).

(xi)	Filed as an exhibit to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 10, 2004).

(xii)	Filed as an exhibit to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 23, 2004).

(xiii)	Filed as an exhibit to Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 1, 2005).

(xiv)	Filed as an exhibit to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 29, 2005).

(xv)	Filed as an exhibit to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2006).

(xvi)	Filed as an exhibit to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 28, 2006).

(xvii)	Filed as an exhibit to Post-Effective Amendment No. 47 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 20, 2006).

(xviii)	Filed as an exhibit to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2007).

(xix)	Intentionally omitted.

(xx)	Filed as an exhibit to Post Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2007).

(xxi)	Filed as an exhibit to Post Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 21, 2007).

(xxii)	Filed as an exhibit to Post Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2008).

8

(xxiii)	Filed as an exhibit to Post Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2008).

(xxiv)	Filed as an exhibit to Post Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 26, 2008).

(xxv)	Filed as an exhibit to Post Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 29, 2008).

(xxvi)	Filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2009).

(xxvii)	Filed as an exhibit to Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed May 28, 2009).

(xxviii)	Filed as an exhibit to Post Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 2, 2009).

(xxix)	Filed as an exhibit to Post Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed July 24, 2009).

(xxx)	Filed as an exhibit to Post Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2010).

(xxxi)	Filed as an exhibit to Post Effective Amendment No. 72 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2011).

(xxxii)	Filed as an exhibit to Post Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 29, 2011).

(xxxiii)	Filed as an exhibit to Post Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 29, 2011).

(xxxiv)	Filed as an exhibit to Post Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2011).

(xxxv)	Filed as an exhibit to Post Effective Amendment No. 80 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2012).

(xxxvi)	Filed as an exhibit to Post Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 18, 2012).

(xxxvii)	Filed as an exhibit to Post Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 27, 2012).

(xxxviii)	Filed as an exhibit to Post Effective Amendment No. 86 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2012).

(xxxix)	Filed as an exhibit to Post Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2012).

(xl)	Filed as an exhibit to Post Effective Amendment No. 93 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed October 1, 2012).

(xli)	Filed as an exhibit to Post Effective Amendment No. 96 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed November 30, 2012).

9

(xlii)	Filed as an exhibit to Post Effective Amendment No. 98 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 31, 2012).

(xliii)	Filed as an exhibit to Post Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2013).

(xliv)	Filed as an exhibit to Post Effective Amendment No. 102 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 26, 2013).

(xlv)	Filed as an exhibit to Post Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 28, 2013).

(xlvi)	Filed as an exhibit to Post Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 27, 2013).

(xlvii)	Filed as an exhibit to Post Effective Amendment No. 108 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 19, 2013).

(xlviii)	Filed as an exhibit to Post Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 28, 2014).

(xlix)	Filed as an exhibit to Post Effective Amendment No. 113 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 31, 2014).

(l)	Filed as an exhibit to Post Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 28, 2014).

(li)	Filed as an exhibit to Post Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 13, 2014).

(lii)	Filed as an exhibit to Post Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 27, 2014).

(liii)	Filed as an exhibit to Post Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 30, 2014).

(liv)	Filed as an exhibit to Post Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 29, 2014).

(lv)	Filed as an exhibit to Post Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 30, 2014).

(lvi)	Filed as an exhibit to Post Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed December 30, 2014).

(lvii)	Filed as an exhibit to Post Effective Amendment No. 137 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed February 27, 2015).

(lviii)	Filed as an exhibit to Post Effective Amendment No. 139 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed March 13, 2015).

10

(lix)	Filed as an exhibit to Post Effective Amendment No. 143 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed April 30, 2015).

(lx)	Filed as an exhibit to Post Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 26, 2015).

(lxi)	Filed as an exhibit to Post Effective Amendment No. 146 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 30, 2015).

(lxii)	Filed as an exhibit to Post Effective Amendment No. 149 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed September 28, 2015).

Item 29. Persons Controlled by or Under Common Control with Registrant.

None.

Item 30. Indemnification.

Under Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (each such Trustee, officer or person hereinafter referred to as a “Covered Person”), against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a Covered Person or by reason of his or her being or having been such a Covered Person, except with respect to any matter as to which such Covered Person shall have been finally adjudicated in a decision on the merits in any such action, suit or other proceeding not to have acted in good faith in the reasonable belief that such Covered Person’s action was in the best interests of the Trust, and except that no Covered Person shall be indemnified against any liability to the Trust or its shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the Act, and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Each disinterested Trustee has entered into an indemnity agreement with the Adviser whereby the Adviser Indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund. The Registrant will maintain a liability insurance policy or policies under which (i) the disinterested Trustees and/or (ii) the Registrant and its Trustees and officers will be named insureds.

11

Reference is made to the Distribution Agreement with AMG Distributors, Inc., and any amendments thereto, attached as Exhibit e., incorporated herein by reference, and discusses the rights, responsibilities and limitations with respect to indemnity and contribution.

Item 31. Business and Other Connections of Investment Adviser.

AMG Funds LLC (formerly Managers Investment Group LLC), a registered investment adviser, serves as investment manager to the Trust. AMG Funds LLC is a subsidiary of Affiliated Managers Group, Inc. (“AMG”) and AMG serves as its Managing Member. AMG Funds LLC serves as an investment manager to investment companies registered under the Investment Company Act of 1940, as amended, and to various separate accounts. AMG Funds LLC also provides non-discretionary back office, trading execution and support, administrative and/or marketing services to affiliated entities in connection with such entities’ provision of advisory services to or through various investment products and programs. The business and other connections of the officers and directors of AMG Funds LLC are listed in Schedules A and D of its Form ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file number of this Form ADV is 801-56365.

AMG Funds LLC has hired one or more Subadvisor(s) for each series of the Trust. The business and other connections of the officers and directors of each Subadvisor are listed in their respective Schedules A and D of their Forms ADV as currently on file with the SEC, the text of which Schedules are hereby incorporated herein by reference. The file numbers of said Forms ADV are listed below. Except for Skyline Asset Management, L.P. and Essex Investment Management Company, LLC, each of the Subadvisors is majority owned by AMG and is an affiliate of AMG Funds LLC and the Registrant.

Subadvisor	File Number	Funds
Essex Investment Management Company, LLC	801-55496	AMG Managers Essex Small/Micro Cap Growth Fund

Systematic Financial Management, L.P.	801-48908	AMG Systematic Mid Cap Value Fund; AMG Systematic Large Cap Value Fund

TimesSquare Capital Management, LLC	801-63492	AMG TimesSquare Mid Cap Growth Fund; AMG TimesSquare Small Cap Growth Fund; AMG TimesSquare International Small Cap Fund

Skyline Asset Management, L.P.	801-49603	AMG Managers Skyline Special Equities Fund

GW&K Investment Management, LLC	801-61559	AMG GW&K Small Cap Core Fund; AMG GW&K Municipal Enhanced Yield Fund; AMG GW&K Municipal Bond Fund; AMG GW&K Small Cap Growth Fund

The Renaissance Group LLC	801-50177	AMG Renaissance Large Cap Growth Fund; AMG Renaissance International Equity Fund

Trilogy Global Advisors, LP	801-57139	AMG Trilogy Global Equity Fund; AMG Trilogy Emerging Markets Equity Fund; AMG Trilogy International Small Cap Fund; AMG Trilogy Emerging Wealth Equity Fund

12

Yacktman Asset Management LP	801-41058	AMG Yacktman Focused Fund; AMG Yacktman Fund; AMG Yacktman Special Opportunities Fund

SouthernSun Asset Management, LLC	801-71849	AMG SouthernSun Small Cap Fund; AMG SouthernSun U.S. Equity Fund

Chicago Equity Partners, LLC	801-57280	AMG Chicago Equity Partners Small Cap Value Fund

Item 32. Principal Underwriters.

(a)	AMG Distributors, Inc. acts as principal underwriter for the Registrant. AMG Distributors, Inc. also acts as principal underwriter for AMG Funds I (formerly Managers Trust I), AMG Funds II (formerly Managers Trust II), AMG Funds III (formerly The Managers Funds), AMG Pantheon Fund, LLC, Tweedy, Browne Fund Inc. and Tweedy, Browne Value Funds SICAV (an offshore fund series not offered to U.S. persons).

(b)	The following information relates to the directors, officers and partners of AMG Distributors, Inc.:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Funds
Dean A. Maines c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director	None

David M. Billings c/o Affiliated Managers Group, Inc. 600 Hale Street Prides Crossing, Massachusetts 01965	Director and Secretary	None

Jeffrey T. Cerutti c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Director, President and Principal	President and Principal Executive Officer

Keitha L. Kinne c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Chief Operating Officer	Chief Operating Officer

Patrick Spellman c/o AMG Funds LLC 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830	Chief Compliance Officer	Anti-Money Laundering Compliance Officer

(c) Not applicable.

13

Item 33. Location of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are kept by the Registrant, each Subadvisor, and the listed entities at the following offices:

(1)	At the offices of the Registrant at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, at the offices of AMG Funds LLC, 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, at the offices of the Custodian, The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York, New York 11217, and at the offices of the Transfer Agent, BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

(2)	Essex Investment Management Company, LLC, 125 High Street, Suite 1803, Boston, Massachusetts 02110.

(3)	Skyline Asset Management, L.P., 120 S. LaSalle Street, Suite 1320, Chicago, Illinois 60603.

(4)	TimesSquare Capital Management, LLC, 7 TimesSquare, 42nd Floor, New York, New York 10036.

(5)	Systematic Financial Management, L.P., 300 Frank W. Burr Boulevard, 7th Floor, Glenpointe East, Teaneck, New Jersey 07666.

(6)	GW&K Investment Management, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116.

(7)	The Renaissance Group LLC, 50 East RiverCenter Boulevard, Suite 1200, Covington, Kentucky 41011.

(8)	Trilogy Global Advisors, LP, 1140 Avenue of the Americas, 18th Floor, New York, New York 10036-7701.

(9)	Yacktman Asset Management LP, 6300 Bridgepoint Parkway, Building 1, Suite 500, Austin, Texas 78730-5073.

(10)	SouthernSun Asset Management, LLC, 6070 Poplar Avenue, Suite 300, Memphis, Tennessee 38119.

(11)	Chicago Equity Partners, LLC, 180 North LaSalle Street, Suite 3800, Chicago, Illinois 60601.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

None.

14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 28th day of January, 2016.

AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and
Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham*	Trustee	January 28, 2016
Bruce B. Bingham

/s/ Christine C. Carsman*	Trustee	January 28, 2016
Christine C. Carsman

/s/ William E. Chapman, II*	Trustee	January 28, 2016
William E. Chapman, II

/s/ Edward J. Kaier*	Trustee	January 28, 2016
Edward J. Kaier

/s/ Kurt A. Keilhacker*	Trustee	January 28, 2016
Kurt A. Keilhacker

/s/ Steven J. Paggioli*	Trustee	January 28, 2016
Steven J. Paggioli

/s/ Richard F. Powers III*	Trustee	January 28, 2016
Richard F. Powers III

/s/ Eric Rakowski*	Trustee	January 28, 2016
Eric Rakowski

/s/ Victoria L. Sassine*	Trustee	January 28, 2016
Victoria L. Sassine

/s/ Thomas R. Schneeweis*	Trustee	January 28, 2016
Thomas R. Schneeweis

/s/ Jeffrey T. Cerutti	President and	January 28, 2016
Jeffrey T. Cerutti	Principal Executive Officer
(Principal Executive Officer)

/s/ Donald S. Rumery	Treasurer,	January 28, 2016
Donald S. Rumery	Chief Financial Officer, and
Principal Financial Officer
(Principal Accounting Officer)
(Principal Financial Officer)

*By: /s/ Donald S. Rumery
Donald S. Rumery

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 145 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 333-84639 and 811-09521 (filed June 26, 2015)

Date: January 28, 2016

AMG Funds

Exhibit Index

Exhibit No.	Description

b.	By-Laws of the Trust.

j.1	Consent of PricewaterhouseCoopers LLP.

p.2	Code of Ethics of AMG Funds LLC and AMG Funds Distributors, Inc.